UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02383

AB BOND FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: December 31, 2019

Date of reporting period: June 30, 2019

ITEM 1.	REPORTS TO STOCKHOLDERS.

JUN    06.30.19

SEMI-ANNUAL REPORT

AB FLEXFEETM HIGH YIELD PORTFOLIO

Beginning January 1, 2021, as permitted by new regulations adopted by the Securities and Exchange Commission, the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling the Fund at (800) 221 5672.

You may elect to receive all future reports in paper form free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports; if you invest directly with the Fund, you can call the Fund at (800) 221 5672. Your election to receive reports in paper form will apply to all funds held in your account with your financial intermediary or, if you invest directly, to all AB Mutual Funds you hold.

Investment Products Offered	• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-PORT may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC 0330. AB publishes full portfolio holdings for the Fund monthly at www.abfunds.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

FROM THE PRESIDENT

Dear Shareholder,

We are pleased to provide this report for AB FlexFee High Yield Portfolio (the “Fund”). Please review the discussion of Fund performance, the market conditions during the reporting period and the Fund’s investment strategy.

As always, AB strives to keep clients ahead of what’s next by:

+	Transforming uncommon insights into uncommon knowledge with a global research scope

+	Navigating markets with seasoned investment experience and sophisticated solutions

+	Providing thoughtful investment insights and actionable ideas

Whether you’re an individual investor or a multi-billion-dollar institution, we put knowledge and experience to work for you.

AB’s global research organization connects and collaborates across platforms and teams to deliver impactful insights and innovative products. Better insights lead to better opportunities—anywhere in the world.

For additional information about AB’s range of products and shareholder resources, please log on to www.abfunds.com.

Thank you for your investment in the AB Mutual Funds.

Sincerely,

Robert M. Keith

President and Chief Executive Officer, AB Mutual Funds

abfunds.com	AB FLEXFEE HIGH YIELD PORTFOLIO | 1

SEMI-ANNUAL REPORT

August 12, 2019

This report provides management’s discussion of fund performance for AB FlexFee High Yield Portfolio for the semi-annual reporting period ended June 30, 2019.

The Fund’s investment objective is to seek to maximize total return consistent with prudent investment management.

NAV RETURNS AS OF JUNE 30, 2019 (unaudited)

	6 Months	12 Months

AB FLEXFEE HIGH YIELD PORTFOLIO[1]

Advisor Class Shares	9.98%	6.48%

Markit iBoxx USD Liquid High Yield Index	10.13%	8.12%

1

Includes the impact of proceeds received and credited to the Fund resulting from class-action settlements, which enhanced the performance of the Fund for the six- and 12-month periods ended June 30, 2019, by 0.00% and 0.03%, respectively.

INVESTMENT RESULTS

The table above shows the Fund’s performance compared to its benchmark, the Markit iBoxx USD Liquid High Yield Index, for the six- and 12-month periods ended June 30, 2019.

The Fund underperformed the benchmark for both periods. The Fund’s performance-based advisory fee was being accrued at its minimum rate. (The actual advisory fee payable by the Fund for its current performance period will be determined based on the Fund’s performance relative to the benchmark as of the end of such performance period, which is from February 26, 2018 to December 31, 2019.)

In the six-month period, security selection detracted, relative to the benchmark, primarily the result of selection in energy and retailers. Beneficial selections within the consumer cyclicals—other sector offset some of these losses. Yield-curve positioning also detracted. Industry positioning contributed to returns, helped by the utilization of total return swap derivatives and credit default swaps, as well as gains from an overweight in the industrials—other sector. An exposure to treasuries detracted. Currency allocation did not have a meaningful impact on overall performance in the period.

In the 12-month period, security selection was negative, primarily within the energy sector. Selection within basics and automotive also weighed on performance, while selection in the consumer cyclicals—other sector was positive. Industry allocation also detracted, mainly due to an allocation to cash and underweight in the media sector, while the Fund’s use of

2 | AB FLEXFEE HIGH YIELD PORTFOLIO	abfunds.com

derivatives added to returns. A longer-than-benchmark duration exposure helped performance in a period when yields generally fell. Currency positioning did not significantly affect overall performance.

During both periods, the Fund utilized derivatives in the form of futures and interest rate swaps to hedge duration risk. Currency forwards were used to hedge foreign currency exposure and to achieve active exposure. Credit default swaps, both single name and index, were used to take active exposure as well as to hedge investment-grade and high-yield credit risk taken through cash bonds. Total return swaps were used to create synthetic high-yield exposure. Written and purchased swaptions were used to manage and/or to actively take yield-curve positions. During the 12-month period, purchased equity options were used to take active exposure, while currency options were used to hedge foreign currency exposure.

MARKET REVIEW AND INVESTMENT STRATEGY

Despite the reinjection of trade-related volatility toward the end of the six-month period ended June 30, 2019, fixed-income markets generally performed well. As risk-taking sentiment returned to the marketplace, global high yield rallied significantly, followed by investment-grade securities and developed-market treasuries. Emerging-market debt sectors also performed strongly, a function of the more favorable macroeconomic backdrop, particularly the pivot from the US Federal Reserve (the “Fed”) and expectations for easing trade tensions ahead of the G20 summit. Developed-market treasury yield curves generally flattened across the board, with longer maturities falling further than shorter ones (which, in some countries, even rose). Moreover, parts of the yield curves in the US, Germany and Japan were all inverted.

After quarterly interest-rate increases in 2018, markets around the globe reacted positively to the Fed’s rate-hike pause in 2019—and subsequent pivot to rate-cut expectations. After the European Central Bank formally ended its bond buying program in January, the bank also turned more dovish, citing a continent-wide slowdown in economic growth, and signaled that further quantitative easing or rate cuts were on the table. Near the end of the period, however, a breakdown in US-China trade discussions shook capital markets, leading investors to price out any near-term trade agreement between the world’s two largest economies. Then, in the final days of June, investors began pricing in a more positive outcome ahead of the G20 summit, which was borne out in a US-China trade truce (though trade talks remained ongoing).

The Fund’s Senior Investment Management Team (the “Team”) continues to seek to maximize total return, utilizing a high-yield strategy with a global, multi-sector approach. The Team invests in corporate bonds from US and non-US issuers and government bonds from developed and emerging markets, primarily focusing on lower-rated bonds (“junk bonds”), although it may also invest in investment-grade bonds.

abfunds.com	AB FLEXFEE HIGH YIELD PORTFOLIO | 3

INVESTMENT POLICIES

At least 80% of the Fund’s net assets will, under normal circumstances, be invested in fixed-income securities rated Ba1 or lower by Moody’s Investors Service or BB+ or lower by S&P Global Ratings or Fitch Ratings (commonly known as “junk bonds”), unrated securities considered by the Adviser to be of comparable quality, and related derivatives. The Fund may invest in fixed-income securities with a range of maturities from short- to long-term. The Fund may also invest in equity securities.

In selecting securities for purchase or sale by the Fund, the Adviser attempts to take advantage of inefficiencies that it believes exist in the global debt markets. These inefficiencies arise from investor behavior, market complexity, and the investment limitations to which investors are subject. The Adviser combines quantitative analysis with fundamental credit and economic research in seeking to exploit these inefficiencies.

The Fund will most often invest in securities of US issuers, but may also purchase fixed-income securities of foreign issuers, including securities denominated in foreign currencies and securities of emerging-market issuers. The Adviser may or may not hedge any foreign currency exposure through the use of currency-related derivatives.

The Fund expects to use derivatives, such as options, futures contracts, forwards and swaps, to a significant extent. Derivatives may provide a more efficient and economical exposure to market segments than direct investments, and may also be a more efficient way to alter the Fund’s exposure. The Fund may, for example, use credit default and interest rate swaps to gain exposure to the fixed-income markets or particular fixed-income securities and, as noted above, may use currency-related derivatives. The Adviser may use derivatives to effectively leverage the Fund by creating aggregate market exposure substantially in excess of the Fund’s net assets.

4 | AB FLEXFEE HIGH YIELD PORTFOLIO	abfunds.com

DISCLOSURES AND RISKS

Benchmark Disclosure

The Markit iBoxx USD Liquid High Yield Index is unmanaged and does not reflect fees and expenses associated with the active management of a mutual fund portfolio. The Markit iBoxx USD Liquid High Yield Index consists of USD high-yield bond issues with more than $400 million outstanding, selected to provide a balanced representation of the broad USD high-yield liquid corporate bond universe. An investor cannot invest directly in an index or average, and their results are not indicative of the performance for any specific investment, including the Fund.

A Word About Risk

Market Risk: The value of the Fund’s assets will fluctuate as the bond or stock market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market.

Interest-Rate Risk: Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest-rate risk is generally greater for fixed-income securities with longer maturities or durations.

Credit Risk: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security and accrued interest. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security.

Below Investment-Grade Securities Risk: Investments in fixed-income securities with lower ratings (commonly known as “junk bonds”) are subject to a higher probability that an issuer will default or fail to meet its payment obligations. These securities may be subject to greater price volatility, due to such factors as specific corporate developments, negative perceptions of the junk bond market generally and may be more difficult to trade or dispose of than other types of securities.

Duration Risk: Duration is a measure that relates the expected price volatility of a fixed-income security to changes in interest rates. The duration of a fixed-income security may be shorter than or equal to full maturity of a fixed-income security. Fixed-income securities with longer durations have more risk and will decrease in price as interest rates rise.

abfunds.com	AB FLEXFEE HIGH YIELD PORTFOLIO | 5

DISCLOSURES AND RISKS (continued)

Inflation Risk: This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund’s assets can decline as can the value of the Fund’s distributions. This risk is significantly greater if the Fund invests a significant portion of its assets in fixed-income securities with longer maturities.

Derivatives Risk: Derivatives may be difficult to price or unwind and leveraged so that small changes may produce disproportionate losses for the Fund. Derivatives may also be subject to counterparty risk to a greater degree than more traditional investments.

Leverage Risk: To the extent the Fund uses leveraging techniques, its net asset value (“NAV”) may be more volatile because leverage tends to exaggerate the effect of changes in interest rates and any increase or decrease in the value of the Fund’s investments.

Foreign (Non-US) Risk: Investments in securities of non-US issuers may involve more risk than those of US issuers. These securities may fluctuate more widely in price and may be more difficult to trade or dispose of due to adverse market, economic, political, regulatory or other factors.

Emerging-Market Risk: Investments in emerging-market countries may have more risk because the markets are less developed and less liquid, and because these investments may be subject to increased economic, political, regulatory or other uncertainties.

Currency Risk: Fluctuations in currency exchange rates may negatively affect the value of the Fund’s investments or reduce its returns.

Illiquid Investments Risk: Illiquid investments risk exists when certain investments are or become difficult to purchase or sell. Difficulty in selling such investments may result in sales at disadvantageous prices affecting the value of your investment in the Fund. Causes of illiquid investments risk may include low trading volumes, large positions and heavy redemptions of Fund shares. Over recent years illiquid investments risk has also increased because the capacity of dealers in the secondary market for fixed-income securities to make markets in these securities has decreased, even as the overall bond market has grown significantly, due to, among other things, structural changes, additional regulatory requirements and capital and risk restraints that have led to reduced inventories. Illiquid investments risk may be higher in a rising interest-rate environment, when the value and liquidity of fixed-income securities generally decline.

Management Risk: The Fund is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results.

6 | AB FLEXFEE HIGH YIELD PORTFOLIO	abfunds.com

DISCLOSURES AND RISKS (continued)

These risks are fully discussed in the Fund’s prospectus. As with all investments, you may lose money by investing in the Fund.

An Important Note About Historical Performance

The investment return and principal value of an investment in the Fund will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Performance shown in this report represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.abfunds.com.

Performance information prior to July 26, 2016 shown in this report reflects the historical performance of the AB High-Yield Portfolio, a series of The AB Pooling Portfolios (the “Accounting Survivor”), adjusted to reflect the expense ratio of Advisor Class shares of the Fund as of July 26, 2016. Upon completion of a reorganization of the Accounting Survivor into the Fund on July 26, 2016, the Fund assumed the performance and financial history of the Accounting Survivor. At the time of the reorganization, the Accounting Survivor and the Fund had substantially similar investment objectives and strategies.

Effective February 26, 2018, the Fund implemented a performance-based, or fulcrum, advisory fee. Accordingly, performance information shown prior to February 26, 2018 does not reflect performance fee adjustments and would have been different if the Fund had been managed under the performance (fulcrum) fee arrangement. Effective February 26, 2018, all previously offered shares of the Fund, including Class Z shares, were converted to Advisor Class shares.

All fees and expenses related to the operation of the Fund have been deducted. Performance assumes reinvestment of distributions and does not account for taxes.

abfunds.com	AB FLEXFEE HIGH YIELD PORTFOLIO | 7

HISTORICAL PERFORMANCE

AVERAGE ANNUAL RETURNS AS OF JUNE 30, 2019 (unaudited)

	NAV Returns	SEC Returns (reflects applicable sales charges)	SEC Yields[1]

ADVISOR CLASS SHARES[2]			4.70%

1 Year	6.48%	6.48%

5 Years	4.16%	4.16%

10 Years	9.91%	9.91%

SEC AVERAGE ANNUAL RETURNS

AS OF THE MOST RECENT CALENDAR QUARTER-END

JUNE 30, 2019 (unaudited)

SEC Returns (reflects applicable sales charges)

ADVISOR CLASS SHARES

1 Year	6.48%

5 Years	4.16%

10 Years	9.91%

The Fund’s current prospectus fee table shows the Fund’s total annual operating expense ratio as 3.26% for Advisor Class shares, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements limit the Fund’s annual operating expense ratio exclusive of the Fund’s advisory fees, acquired fund fees and expenses other than the advisory fees of any AB mutual funds in which the Fund may invest, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs to 0.10% for Advisor Class shares. These waivers/reimbursements may not be terminated before April 30, 2020. Any fees waived and expenses borne by the Adviser from February 26, 2018 through December 31, 2019 may be reimbursed by the Fund until the end of the third fiscal year after the fiscal period in which the fee was waived or the expense was borne, provided that no reimbursement payment will be made that would cause the Fund’s total annual operating expenses to exceed the expense limitations. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratio shown above may differ from the expense ratio in the Financial Highlights section since they are based on different time periods.

1	SEC yields are calculated based on SEC guidelines for the 30-day period ended June 30, 2019.

2	This share class is offered at NAV to eligible investors and the SEC returns are the same as the NAV returns.

8 | AB FLEXFEE HIGH YIELD PORTFOLIO	abfunds.com

EXPENSE EXAMPLE

(unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/2019	Ending Account Value 6/30/2019	Expenses Paid During Period*	Annualized Expense Ratio*
Advisor Class
Actual	$1,000	$1,099.80	$1.56	0.30%
Hypothetical**	$1,000	$1,023.31	$1.51	0.30%

*	Expenses are equal to the classes’ annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
**	Assumes 5% annual return before expenses.

abfunds.com	AB FLEXFEE HIGH YIELD PORTFOLIO | 9

PORTFOLIO SUMMARY

June 30, 2019 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($mil): $37.5

1

All data are as of June 30, 2019. The Fund’s security type breakdown is expressed as a percentage of total investments and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details).

10 | AB FLEXFEE HIGH YIELD PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS

June 30, 2019 (unaudited)

		Principal Amount (000)	U.S. $ Value

CORPORATES – NON-INVESTMENT GRADE – 69.0%
Industrial – 60.7%
Basic – 5.1%
AK Steel Corp. 7.50%, 7/15/23	U.S.$	30	$30,678
Berry Global, Inc. 5.125%, 7/15/23		8	8,180
CF Industries, Inc. 4.95%, 6/01/43		10	8,991
5.15%, 3/15/34		65	63,447
5.375%, 3/15/44		57	53,360
7.125%, 5/01/20		14	14,445
Commercial Metals Co. 4.875%, 5/15/23		50	50,720
5.375%, 7/15/27		45	45,000
Crown Americas LLC/Crown Americas Capital Corp. VI 4.75%, 2/01/26		41	42,134
Eldorado Gold Corp. 9.50%, 6/01/24(a)		57	57,155
ERP Iron Ore, LLC 9.039%, 12/31/19(b)(c)(d)(e)(f)(g)		7	7,003
Flex Acquisition Co., Inc. 6.875%, 1/15/25(a)		7	6,337
7.875%, 7/15/26(a)		47	43,417
FMG Resources (August 2006) Pty Ltd. 4.75%, 5/15/22(a)		81	83,558
5.125%, 3/15/23-5/15/24(a)		100	103,607
Freeport-McMoRan, Inc. 3.55%, 3/01/22		183	183,037
3.875%, 3/15/23		31	31,347
4.55%, 11/14/24		35	35,794
5.45%, 3/15/43		25	22,910
Graphic Packaging International LLC 4.75%, 4/15/21		26	26,644
4.75%, 7/15/27(a)		28	28,741
Grinding Media, Inc./Moly-Cop AltaSteel Ltd. 7.375%, 12/15/23(a)		79	76,115
Joseph T Ryerson & Son, Inc. 11.00%, 5/15/22(a)		135	142,591
Kraton Polymers LLC/Kraton Polymers Capital Corp. 7.00%, 4/15/25(a)		65	65,774
Kronos International, Inc. 3.75%, 9/15/25(a)	EUR	100	113,202

abfunds.com	AB FLEXFEE HIGH YIELD PORTFOLIO | 11

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Magnetation LLC/Mag Finance Corp. 11.00%, 5/15/18(b)(f)(h)(i)	U.S.$	60	$1
Novelis Corp. 5.875%, 9/30/26(a)		8	8,120
6.25%, 8/15/24(a)		35	36,661
Peabody Energy Corp. 6.00%, 3/31/22(a)		79	81,246
6.375%, 3/31/25(a)		20	20,316
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu 5.125%, 7/15/23(a)		105	106,984
7.00%, 7/15/24(a)		23	23,766
Sealed Air Corp. 4.875%, 12/01/22(a)		33	34,647
6.875%, 7/15/33(a)		70	77,683
SPCM SA 4.875%, 9/15/25(a)		58	58,636
United States Steel Corp. 6.25%, 3/15/26		30	26,719
6.875%, 8/15/25		52	49,085
Valvoline, Inc. 5.50%, 7/15/24		7	7,242
WR Grace & Co.-Conn 5.125%, 10/01/21(a)		18	18,729
5.625%, 10/01/24(a)		24	26,223

			1,920,245

Capital Goods – 4.8%
ARD Finance SA 6.625% (6.625% Cash or 7.375% PIK), 9/15/23(g)	EUR	100	118,124
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 2.75%, 3/15/24(a)		100	116,923
6.75%, 5/15/24(a)		100	122,163
7.25%, 5/15/24(a)	U.S.$	3	3,074
Ball Corp. 4.375%, 12/15/20		27	27,744
5.00%, 3/15/22		50	52,132
BBA US Holdings, Inc. 5.375%, 5/01/26(a)		11	11,489
Bombardier, Inc. 5.75%, 3/15/22(a)		183	185,898
6.00%, 10/15/22(a)		25	25,107
6.125%, 1/15/23(a)		5	5,026
7.50%, 12/01/24-3/15/25(a)		66	67,192
7.875%, 4/15/27(a)		10	10,012

12 | AB FLEXFEE HIGH YIELD PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

BWAY Holding Co. 5.50%, 4/15/24(a)	U.S.$	24	$24,004
7.25%, 4/15/25(a)		24	23,157
Clean Harbors, Inc. 4.875%, 7/15/27(a)		29	29,470
5.125%, 6/01/21		52	51,675
5.125%, 7/15/29(a)		11	11,237
Cleaver-Brooks, Inc. 7.875%, 3/01/23(a)		22	21,082
Colfax Corp. 6.00%, 2/15/24(a)		10	10,579
6.375%, 2/15/26(a)		11	11,812
Crown Cork & Seal Co., Inc. 7.375%, 12/15/26		20	23,234
Gates Global LLC/Gates Global Co. 6.00%, 7/15/22(a)		5	4,772
GFL Environmental, Inc. 5.375%, 3/01/23(a)		76	75,310
8.50%, 5/01/27(a)		9	9,677
Griffon Corp. 5.25%, 3/01/22		66	65,846
JELD-WEN, Inc. 4.625%, 12/15/25(a)		6	5,887
4.875%, 12/15/27(a)		8	7,737
Mueller Water Products, Inc. 5.50%, 6/15/26(a)		44	45,610
Owens-Brockway Glass Container, Inc. 5.00%, 1/15/22(a)		20	20,070
RBS Global, Inc./Rexnord LLC 4.875%, 12/15/25(a)		57	57,743
SPX FLOW, Inc. 5.875%, 8/15/26(a)		35	37,021
Stevens Holding Co., Inc. 6.125%, 10/01/26(a)		20	21,068
Summit Materials LLC/Summit Materials Finance Corp. 6.125%, 7/15/23		55	55,955
Tervita Escrow Corp. 7.625%, 12/01/21(a)		35	35,591
TransDigm, Inc. 6.00%, 7/15/22		132	133,650
6.25%, 3/15/26(a)		116	121,542
6.375%, 6/15/26		27	27,210
6.50%, 5/15/25		44	44,464
Triumph Group, Inc. 5.25%, 6/01/22		8	7,827
7.75%, 8/15/25		85	82,240

			1,810,354

abfunds.com	AB FLEXFEE HIGH YIELD PORTFOLIO | 13

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Communications - Media – 8.0%
Altice Financing SA 6.625%, 2/15/23(a)	U.S.$	67	$68,364
Cablevision Systems Corp. 5.875%, 9/15/22		85	89,932
CCO Holdings LLC/CCO Holdings Capital Corp. 4.00%, 3/01/23(a)		52	52,282
5.00%, 2/01/28(a)		189	192,909
5.125%, 2/15/23		65	65,708
5.125%, 5/01/27(a)		293	303,666
5.25%, 9/30/22		6	6,213
5.375%, 5/01/25(a)		12	12,669
5.75%, 2/15/26(a)		11	11,570
Clear Channel Communications, Inc. 0.00%, 6/15/18(b)(d)(e)(f)(h)		50	– 0	–
0.00%, 12/15/19(b)(d)(e)(f)		75	– 0	–
CSC Holdings LLC 5.375%, 2/01/28(a)		200	207,666
5.50%, 5/15/26(a)		253	265,626
6.625%, 10/15/25(a)		3	2,807
DISH DBS Corp. 5.00%, 3/15/23		16	15,032
5.875%, 7/15/22		115	116,806
6.75%, 6/01/21		242	253,963
7.75%, 7/01/26		40	39,098
iHeartCommunications, Inc. 6.375%, 5/01/26		5	5,416
8.375%, 5/01/27		33	34,806
Meredith Corp. 6.875%, 2/01/26		89	94,592
National CineMedia LLC 5.75%, 8/15/26		21	19,812
Netflix, Inc. 4.875%, 4/15/28		33	34,093
5.875%, 11/15/28		69	76,455
Outfront Media Capital LLC/Outfront Media Capital Corp. 5.00%, 8/15/27(a)		11	11,249
5.875%, 3/15/25		8	8,277
Radiate Holdco LLC/Radiate Finance, Inc. 6.625%, 2/15/25(a)		53	51,940
6.875%, 2/15/23(a)		17	17,034
RR Donnelley & Sons Co. 7.875%, 3/15/21		29	29,564
Sinclair Television Group, Inc. 5.125%, 2/15/27(a)		9	8,863
5.625%, 8/01/24(a)		75	77,017
6.125%, 10/01/22		17	17,197

14 | AB FLEXFEE HIGH YIELD PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Sirius XM Radio, Inc. 3.875%, 8/01/22(a)	U.S.$	33	$33,166
4.625%, 5/15/23-7/15/24(a)		77	78,608
5.00%, 8/01/27(a)		94	95,753
5.375%, 7/15/26(a)		35	36,315
6.00%, 7/15/24(a)		93	95,913
TEGNA, Inc. 5.125%, 7/15/20		25	25,400
6.375%, 10/15/23		68	70,354
Univision Communications, Inc. 5.125%, 5/15/23-2/15/25(a)		26	24,944
Virgin Media Finance PLC 4.50%, 1/15/25(a)	EUR	200	236,129
Ziggo Bond Co. BV 5.875%, 1/15/25(a)	U.S.$	18	18,249
Ziggo BV 5.50%, 1/15/27(a)		110	111,811

			3,017,268

Communications - Telecommunications – 7.9%
Altice France SA/France 7.375%, 5/01/26(a)		185	189,390
CB Idearc, Inc. 0.00%, 3/01/21(b)(d)(e)(f)		10	– 0	–
CB T-Mobile USA, Inc. 4.50%, 2/01/26(b)(d)(e)(f)		152	– 0	–
6.375%, 3/01/25(b)(d)(e)(f)		27	– 0	–
6.50%, 1/15/24-1/15/26(b)(d)(e)(f)		136	– 0	–
CenturyLink, Inc. Series G 6.875%, 1/15/28		65	65,036
Series S 6.45%, 6/15/21		36	38,483
Series T 5.80%, 3/15/22		97	101,800
Series Y 7.50%, 4/01/24		24	26,520
Embarq Corp. 7.995%, 6/01/36		84	80,983
Frontier Communications Corp. 7.125%, 1/15/23		144	86,445
7.625%, 4/15/24		55	31,075
7.875%, 1/15/27		13	7,119
8.75%, 4/15/22		101	64,364
10.50%, 9/15/22		55	37,262
11.00%, 9/15/25		37	22,968
GTT Communications, Inc. 7.875%, 12/31/24(a)		6	4,904

abfunds.com	AB FLEXFEE HIGH YIELD PORTFOLIO | 15

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Hughes Satellite Systems Corp. 6.625%, 8/01/26	U.S.$	30	$31,506
7.625%, 6/15/21		19	20,683
Intelsat Jackson Holdings SA 5.50%, 8/01/23		219	199,878
8.00%, 2/15/24(a)		10	10,639
8.50%, 10/15/24(a)		77	76,406
9.50%, 9/30/22(a)		53	61,665
9.75%, 7/15/25(a)		56	57,304
Level 3 Financing, Inc. 5.125%, 5/01/23		60	60,605
5.25%, 3/15/26		66	67,987
5.375%, 1/15/24		53	54,180
Level 3 Parent LLC 5.75%, 12/01/22		54	54,071
Nexstar Escrow, Inc. 5.625%, 7/15/27(a)		21	21,509
Sable International Finance Ltd. 5.75%, 9/07/27(a)		200	201,771
6.875%, 8/01/22(a)		18	18,618
Sprint Capital Corp. 6.875%, 11/15/28		31	31,855
8.75%, 3/15/32		102	117,993
Sprint Communications, Inc. 6.00%, 11/15/22		38	39,615
7.00%, 3/01/20(a)		298	305,648
Sprint Corp. 7.625%, 2/15/25-3/01/26		173	184,472
7.875%, 9/15/23		22	23,886
T-Mobile USA, Inc. 4.50%, 2/01/26		192	196,779
4.75%, 2/01/28		4	4,121
6.375%, 3/01/25		27	27,996
6.50%, 1/15/26		45	48,839
Telecom Italia Capital SA 6.375%, 11/15/33		56	57,816
7.20%, 7/18/36		33	36,001
7.721%, 6/04/38		76	85,837
West Corp. 8.50%, 10/15/25(a)		19	16,670
Zayo Group LLC/Zayo Capital, Inc. 5.75%, 1/15/27(a)		76	77,374

			2,948,073

Consumer Cyclical - Automotive – 2.6%
Allison Transmission, Inc. 5.00%, 10/01/24(a)		35	35,777
5.875%, 6/01/29(a)		13	13,686

16 | AB FLEXFEE HIGH YIELD PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

American Axle & Manufacturing, Inc. 6.25%, 4/01/25-3/15/26	U.S.$	60	$59,638
BCD Acquisition, Inc. 9.625%, 9/15/23(a)		97	102,106
Cooper-Standard Automotive, Inc. 5.625%, 11/15/26(a)		5	4,441
Exide International Holdings LP 10.75%, 10/31/21(a)(f)(j)		37	33,657
Exide Technologies 7.00%, 4/30/25(e)(f)(g)(i)(k)		104	35,960
11.00%, 4/30/22(f)(i)(l)		50	39,108
Garrett LX I SARL/Garrett Borrowing LLC 5.125%, 10/15/26(a)	EUR	100	108,877
IHO Verwaltungs GmbH 3.625% (3.625% Cash or 4.375% PIK), 5/15/25(a)(g)		100	116,213
Meritor, Inc. 6.25%, 2/15/24	U.S.$	30	30,891
Navistar International Corp. 6.625%, 11/01/25(a)		33	34,560
Panther BF Aggregator 2 LP/Panther Finance Co., Inc. 6.25%, 5/15/26(a)		17	17,666
8.50%, 5/15/27(a)		90	92,489
Tenneco, Inc. 5.00%, 7/15/26		122	98,149
Tesla, Inc. 5.30%, 8/15/25(a)		49	43,058
Titan International, Inc. 6.50%, 11/30/23		65	56,409
Truck Hero, Inc. 8.50%, 4/21/24(a)		41	41,337

			964,022

Consumer Cyclical - Entertainment – 0.4%
AMC Entertainment Holdings, Inc. 5.75%, 6/15/25		7	6,045
5.875%, 11/15/26		6	5,403
Cedar Fair LP 5.25%, 7/15/29(a)		15	15,307
Cinemark USA, Inc. 4.875%, 6/01/23		25	25,383
Mattel, Inc. 6.75%, 12/31/25(a)		30	30,859
NCL Corp., Ltd. 4.75%, 12/15/21(a)		12	12,170
Six Flags Entertainment Corp. 4.875%, 7/31/24(a)		20	20,330

abfunds.com	AB FLEXFEE HIGH YIELD PORTFOLIO | 17

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

VOC Escrow Ltd. 5.00%, 2/15/28(a)	U.S.$	52	$52,682

			168,179

Consumer Cyclical - Other – 4.5%
Ashton Woods USA LLC/Ashton Woods Finance Co. 6.75%, 8/01/25(a)(f)		20	18,917
Beazer Homes USA, Inc. 5.875%, 10/15/27		37	32,144
6.75%, 3/15/25		34	32,898
8.75%, 3/15/22		18	18,394
Caesars Entertainment Corp. 5.00%, 10/01/24(f)(k)		11	18,559
Cornerstone Building Brands, Inc. 8.00%, 4/15/26(a)		28	27,208
Eldorado Resorts, Inc. 6.00%, 4/01/25		37	38,891
Five Point Operating Co. LP/Five Point Capital Corp. 7.875%, 11/15/25(a)		121	121,594
Hilton Domestic Operating Co., Inc. 4.25%, 9/01/24		95	96,505
5.125%, 5/01/26		30	31,282
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc. 6.125%, 12/01/24		28	29,881
K. Hovnanian Enterprises, Inc. 5.00%, 11/01/21		26	23,178
10.00%, 7/15/22(a)		61	51,348
10.50%, 7/15/24(a)		7	5,389
KB Home 7.00%, 12/15/21		22	23,775
7.50%, 9/15/22		10	11,355
8.00%, 3/15/20		6	6,019
Marriott Ownership Resorts, Inc./ILG LLC Series WI 6.50%, 9/15/26(m)		72	77,220
Mattamy Group Corp. 6.50%, 10/01/25(a)		32	33,715
Meritage Homes Corp. 7.00%, 4/01/22		29	31,901
MGM Resorts International 4.625%, 9/01/26		35	35,268
5.50%, 4/15/27		101	105,904
5.75%, 6/15/25		4	4,326
6.00%, 3/15/23		70	75,883
7.75%, 3/15/22		16	17,843

18 | AB FLEXFEE HIGH YIELD PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

PulteGroup, Inc. 5.00%, 1/15/27	U.S.$	128	$134,000
5.50%, 3/01/26		4	4,344
6.00%, 2/15/35		57	59,039
7.875%, 6/15/32		17	20,836
Scientific Games International, Inc. 10.00%, 12/01/22		6	6,309
Shea Homes LP/Shea Homes Funding Corp. 5.875%, 4/01/23(a)		90	92,225
6.125%, 4/01/25(a)		60	61,238
Stars Group Holdings BV/Stars Group US Co-Borrower LLC 7.00%, 7/15/26(a)		33	34,898
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 5.875%, 5/15/25(a)		16	15,703
Taylor Morrison Communities, Inc. 5.875%, 6/15/27(a)		62	63,113
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc. 5.625%, 3/01/24(a)		17	17,964
5.875%, 4/15/23(a)		8	8,380
Twin River Worldwide Holdings, Inc. 6.75%, 6/01/27(a)		22	22,926
Wyndham Hotels & Resorts, Inc. 5.375%, 4/15/26(a)		25	26,215
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25%, 5/15/27(a)		4	4,007
5.50%, 3/01/25(a)		149	153,999

			1,694,593

Consumer Cyclical - Restaurants – 0.7%
Golden Nugget, Inc. 8.75%, 10/01/25(a)		14	14,702
IRB Holding Corp. 6.75%, 2/15/26(a)		120	120,308
Stonegate Pub Co. Financing PLC 4.875%, 3/15/22(a)	GBP	100	130,466

			265,476

Consumer Cyclical - Retailers – 1.9%
Asbury Automotive Group, Inc. 6.00%, 12/15/24	U.S.$	69	71,750
FirstCash, Inc. 5.375%, 6/01/24(a)		7	7,150
Group 1 Automotive, Inc. 5.00%, 6/01/22		35	35,408
5.25%, 12/15/23(a)		79	80,899

abfunds.com	AB FLEXFEE HIGH YIELD PORTFOLIO | 19

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Hanesbrands, Inc. 4.625%, 5/15/24(a)	U.S.$	50	$51,893
JC Penney Corp., Inc. 6.375%, 10/15/36		15	4,085
L Brands, Inc. 5.625%, 2/15/22-10/15/23		33	34,305
6.875%, 11/01/35		36	32,282
7.00%, 5/01/20		1	733
Murphy Oil USA, Inc. 5.625%, 5/01/27		2	2,425
Penske Automotive Group, Inc. 3.75%, 8/15/20		14	14,070
5.50%, 5/15/26		52	54,184
5.75%, 10/01/22		14	14,250
PetSmart, Inc. 5.875%, 6/01/25(a)		50	48,496
7.125%, 3/15/23(a)		30	27,975
Rite Aid Corp. 6.125%, 4/01/23(a)		22	18,554
Sonic Automotive, Inc. 5.00%, 5/15/23		28	28,723
6.125%, 3/15/27		20	19,228
Staples, Inc. 7.50%, 4/15/26(a)		93	92,343
10.75%, 4/15/27(a)		30	29,629
William Carter Co. (The) 5.625%, 3/15/27(a)		27	28,263

			696,645

Consumer Non-Cyclical – 7.2%
Air Medical Group Holdings, Inc. 6.375%, 5/15/23(a)		43	38,848
Albertsons Cos. LLC/Safeway, Inc./New Albertsons LP/Albertson’s LLC 5.75%, 3/15/25		78	79,194
6.625%, 6/15/24		22	22,852
Aveta, Inc. 10.50%, 3/01/21(b)(d)(e)(f)		297	– 0	–
Avon Products, Inc. 6.60%, 3/15/20		12	12,307
Bausch Health Americas, Inc. 8.50%, 1/31/27(a)		159	175,050
Bausch Health Cos., Inc. 5.50%, 3/01/23-11/01/25(a)		127	130,635
6.125%, 4/15/25(a)		46	47,006
7.00%, 1/15/28(a)		30	31,075
7.25%, 5/30/29(a)		30	31,186
9.00%, 12/15/25(a)		47	52,548

20 | AB FLEXFEE HIGH YIELD PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

BCPE Cycle Merger Sub II, Inc. 10.625%, 7/15/27(a)	U.S.$	27	$27,337
Catalent Pharma Solutions, Inc. 5.00%, 7/15/27(a)		17	17,287
CHS/Community Health Systems, Inc. 5.125%, 8/01/21		123	121,096
6.25%, 3/31/23		134	128,982
8.125%, 6/30/24(a)		63	47,219
DaVita, Inc. 5.00%, 5/01/25		39	38,522
5.125%, 7/15/24		85	85,108
5.75%, 8/15/22		14	14,176
Dean Foods Co. 6.50%, 3/15/23(a)		20	10,700
Eagle Holding Co. II LLC 7.625% (7.625% Cash or 8.375% PIK), 5/15/22(a)(g)		99	100,062
7.75%, 5/15/22(a)(g)		16	16,213
Encompass Health Corp. 5.75%, 9/15/25		30	31,228
Envision Healthcare Corp. 8.75%, 10/15/26(a)		54	37,640
First Quality Finance Co., Inc. 4.625%, 5/15/21(a)		83	82,832
Hadrian Merger Sub, Inc. 8.50%, 5/01/26(a)		113	107,639
HCA, Inc. 5.375%, 9/01/26		33	35,550
5.625%, 9/01/28		35	37,830
5.875%, 2/15/26		54	59,617
Immucor, Inc. 11.125%, 2/15/22(a)		20	20,422
Kinetic Concepts, Inc./KCI USA, Inc. 7.875%, 2/15/21(a)		128	130,856
Mallinckrodt International Finance SA/Mallinckrodt CB LLC 5.50%, 4/15/25(a)		16	11,049
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA 6.625%, 5/15/22(a)		85	82,033
Post Holdings, Inc. 5.50%, 12/15/29(a)		32	32,108
5.625%, 1/15/28(a)		54	55,482
RegionalCare Hospital Partners Holdings, Inc. 8.25%, 5/01/23(a)		51	54,201
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc. 9.75%, 12/01/26(a)		126	131,968

abfunds.com	AB FLEXFEE HIGH YIELD PORTFOLIO | 21

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Spectrum Brands, Inc. 5.75%, 7/15/25	U.S.$	90	$93,516
6.625%, 11/15/22		9	8,999
Tenet Healthcare Corp. 4.375%, 10/01/21		25	25,409
4.50%, 4/01/21		48	48,356
6.00%, 10/01/20		85	87,654
6.25%, 2/01/27(a)		15	15,514
6.75%, 6/15/23		98	98,530
7.00%, 8/01/25		4	3,988
8.125%, 4/01/22		148	155,569
Tonon Luxembourg SA 6.50%, 10/31/24(e)(f)(i)		2	90
Vizient, Inc. 6.25%, 5/15/27(a)		10	10,560
West Street Merger Sub, Inc. 6.375%, 9/01/25(a)		38	35,440

			2,721,483

Energy – 8.8%
Berry Petroleum Co. LLC 6.375%, 9/15/22(b)(d)(e)(f)		56	– 0	–
7.00%, 2/15/26(a)		56	54,277
Bruin E&P Partners LLC 8.875%, 8/01/23(a)		46	39,255
California Resources Corp. 5.50%, 9/15/21		15	10,531
8.00%, 12/15/22(a)		88	66,208
Carrizo Oil & Gas, Inc. 6.25%, 4/15/23		107	103,651
8.25%, 7/15/25		8	7,900
CHC Group LLC/CHC Finance Ltd. Series AI Zero Coupon, 10/01/20(k)(n)		65	18,248
Cheniere Corpus Christi Holdings LLC 5.875%, 3/31/25		74	81,852
Cheniere Energy Partners LP 5.625%, 10/01/26(a)		68	71,747
Chesapeake Energy Corp. 4.875%, 4/15/22		37	35,162
7.00%, 10/01/24		89	79,940
8.00%, 1/15/25-6/15/27		54	48,268
Covey Park Energy LLC/Covey Park Finance Corp. 7.50%, 5/15/25(a)		105	75,553
DCP Midstream Operating LP 4.95%, 4/01/22		35	36,483

22 | AB FLEXFEE HIGH YIELD PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Denbury Resources, Inc. 7.75%, 2/15/24(a)	U.S.$	39	$32,469
9.00%, 5/15/21(a)		20	19,693
9.25%, 3/31/22(a)		72	67,964
Diamond Offshore Drilling, Inc. 4.875%, 11/01/43		68	43,108
7.875%, 8/15/25		62	58,923
Energy Transfer LP 7.50%, 10/15/20(f)		1	681
Ensco Rowan PLC 5.20%, 3/15/25		117	86,349
EP Energy LLC/Everest Acquisition Finance, Inc. 7.75%, 9/01/22		73	3,716
8.00%, 11/29/24(a)		16	10,721
9.375%, 5/01/24(a)		101	23,246
Genesis Energy LP/Genesis Energy Finance Corp. 5.625%, 6/15/24		45	43,545
6.25%, 5/15/26		62	59,838
6.50%, 10/01/25		47	46,206
6.75%, 8/01/22		12	12,169
Gulfport Energy Corp. 6.00%, 10/15/24		125	96,631
6.375%, 5/15/25-1/15/26		64	48,720
Hess Infrastructure Partners LP/Hess Infrastructure Partners Finance Corp. 5.625%, 2/15/26(a)		95	97,975
HighPoint Operating Corp. 7.00%, 10/15/22		87	82,171
Hilcorp Energy I LP/Hilcorp Finance Co. 5.75%, 10/01/25(a)		127	128,097
Indigo Natural Resources LLC 6.875%, 2/15/26(a)		124	111,601
Nabors Industries, Inc. 5.50%, 1/15/23		69	64,431
NGL Energy Partners LP/NGL Energy Finance Corp. 7.50%, 11/01/23		110	114,851
Nine Energy Service, Inc. 8.75%, 11/01/23(a)		41	40,196
Noble Holding International Ltd. 7.75%, 1/15/24		8	6,145
7.95%, 4/01/25		20	14,292
Oasis Petroleum, Inc. 6.875%, 1/15/23		9	8,998
Parkland Fuel Corp. 6.00%, 4/01/26(a)		67	68,507

abfunds.com	AB FLEXFEE HIGH YIELD PORTFOLIO | 23

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

PBF Holding Co. LLC/PBF Finance Corp. 7.25%, 6/15/25	U.S.$	13	$13,581
PDC Energy, Inc. 5.75%, 5/15/26		71	70,448
QEP Resources, Inc. 5.25%, 5/01/23		14	13,518
5.375%, 10/01/22		34	32,573
Range Resources Corp. 4.875%, 5/15/25		22	18,990
5.00%, 8/15/22-3/15/23		120	114,024
5.875%, 7/01/22		2	1,997
Rowan Cos., Inc. 4.75%, 1/15/24		10	7,595
4.875%, 6/01/22		35	32,253
5.85%, 1/15/44		35	20,452
SandRidge Energy, Inc. 7.50%, 2/15/23(b)(d)(e)(f)		29	– 0	–
8.125%, 10/15/22(b)(d)(e)(f)		47	– 0	–
SemGroup Corp. 6.375%, 3/15/25		16	15,531
7.25%, 3/15/26		24	23,500
SemGroup Corp./Rose Rock Finance Corp. 5.625%, 11/15/23		65	62,511
SM Energy Co. 5.00%, 1/15/24		5	4,635
5.625%, 6/01/25		35	31,795
6.125%, 11/15/22		24	23,871
SRC Energy, Inc. 6.25%, 12/01/25		23	20,934
Sunoco LP/Sunoco Finance Corp. 4.875%, 1/15/23		40	40,931
5.50%, 2/15/26		109	113,422
5.875%, 3/15/28		16	16,600
6.00%, 4/15/27(a)		2	2,099
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 4.25%, 11/15/23		19	18,722
6.50%, 7/15/27(a)		70	76,378
Transocean Phoenix 2 Ltd. 7.75%, 10/15/24(a)		38	40,821
Transocean Poseidon Ltd. 6.875%, 2/01/27(a)		31	32,788
Transocean, Inc. 6.80%, 3/15/38		102	76,617
7.25%, 11/01/25(a)		26	24,707
7.50%, 1/15/26(a)		18	17,192
Vantage Drilling International 7.50%, 11/01/19(b)(d)(e)(f)		46	– 0	–

24 | AB FLEXFEE HIGH YIELD PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Vine Oil & Gas LP/Vine Oil & Gas Finance Corp. 8.75%, 4/15/23(a)	U.S.$	61	$39,148
Weatherford International LLC 9.875%, 3/01/25		31	15,999
Weatherford International Ltd. 9.875%, 2/15/24		24	12,556
Whiting Petroleum Corp. 5.75%, 3/15/21		105	105,759
6.25%, 4/01/23		9	8,981
WPX Energy, Inc. 5.75%, 6/01/26		27	28,051

			3,299,297

Other Industrial – 1.8%
Algeco Global Finance PLC 6.50%, 2/15/23	EUR	100	118,804
American Builders & Contractors Supply Co., Inc. 5.75%, 12/15/23(a)	U.S.$	25	25,943
Belden, Inc. 3.875%, 3/15/28(a)	EUR	100	120,273
Global Partners LP/GLP Finance Corp. 6.25%, 7/15/22	U.S.$	105	105,925
7.00%, 6/15/23		40	40,337
H&E Equipment Services, Inc. 5.625%, 9/01/25		20	20,548
IAA Spinco, Inc. 5.50%, 6/15/27(a)		22	22,882
KAR Auction Services, Inc. 5.125%, 6/01/25(a)		66	67,290
Laureate Education, Inc. 8.25%, 5/01/25(a)		29	31,940
Rexel SA 2.625%, 6/15/24(a)	EUR	100	117,144

			671,086

Services – 2.0%
Allied Universal Holdco LLC 6.625%, 7/15/26(a)	U.S.$	11	11,165
9.75%, 7/15/27(a)		75	74,719
Aptim Corp. 7.75%, 6/15/25(a)		25	19,122
APX Group, Inc. 7.875%, 12/01/22		58	55,678
8.75%, 12/01/20		19	18,482
Aramark Services, Inc. 5.00%, 4/01/25-2/01/28(a)		88	90,048
5.125%, 1/15/24		7	6,886

abfunds.com	AB FLEXFEE HIGH YIELD PORTFOLIO | 25

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)		U.S. $ Value

Carriage Services, Inc. 6.625%, 6/01/26(a)	U.S.$	30		$30,904
Harsco Corp. 5.75%, 7/31/27(a)		94		97,836
Monitronics International, Inc. 9.125%, 4/01/20(b)(c)(n)		14		789
Nielsen Co. Luxembourg SARL (The) 5.50%, 10/01/21(a)		28		28,123
Nielsen Finance LLC/Nielsen Finance Co. 5.00%, 4/15/22(a)		30		29,997
Prime Security Services Borrower LLC/Prime Finance, Inc. 9.25%, 5/15/23(a)		27		28,686
Refinitiv US Holdings, Inc. 6.25%, 5/15/26(a)		23		23,673
8.25%, 11/15/26(a)		43		44,263
Ritchie Bros Auctioneers, Inc. 5.375%, 1/15/25(a)		12		12,435
Sabre GLBL, Inc. 5.25%, 11/15/23(a)		44		45,318
Team Health Holdings, Inc. 6.375%, 2/01/25(a)		81		61,035
Verscend Escrow Corp. 9.75%, 8/15/26(a)		79		82,168

				761,327

Technology – 3.0%
ADT Security Corp. (The) 3.50%, 7/15/22		36		36,223
4.125%, 6/15/23		49		49,021
4.875%, 7/15/32(a)		48		40,827
Amkor Technology, Inc. 6.625%, 9/15/27(a)		74		73,511
Ascend Learning LLC 6.875%, 8/01/25(a)		19		19,323
Banff Merger Sub, Inc. 9.75%, 9/01/26(a)		85		73,732
CDK Global, Inc. 5.875%, 6/15/26		50		53,030
CommScope Technologies LLC 6.00%, 6/15/25(a)		44		41,216
CommScope, Inc. 5.50%, 3/01/24-6/15/24(a)		81		79,670
6.00%, 3/01/26(a)		67		68,695
8.25%, 3/01/27(a)		115		117,411
Conduent Finance, Inc./Conduent Business Services LLC 10.50%, 12/15/24(a)		0	**	157

26 | AB FLEXFEE HIGH YIELD PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Dell International LLC/EMC Corp. 5.875%, 6/15/21(a)	U.S.$	59	$59,992
Dell, Inc. 7.10%, 4/15/28		53	59,272
First Data Corp. 5.375%, 8/15/23(a)		81	82,431
5.75%, 1/15/24(a)		60	61,733
Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3 SARL/Greeneden US Ho 10.00%, 11/30/24(a)		7	7,612
Harland Clarke Holdings Corp. 9.25%, 3/01/21(a)		18	17,505
Infor US, Inc. 6.50%, 5/15/22		78	79,226
IQVIA, Inc. 4.875%, 5/15/23(a)		27	27,697
Rackspace Hosting, Inc. 8.625%, 11/15/24(a)		17	15,637
Solera LLC/Solera Finance, Inc. 10.50%, 3/01/24(a)		32	35,027
Xerox Corp. 4.125%, 3/15/23		18	18,341

			1,117,289

Transportation - Services – 2.0%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 5.75%, 7/15/27(a)		8	8,060
EC Finance PLC 2.375%, 11/15/22(a)	EUR	100	115,902
Europcar Mobility Group 4.00%, 4/30/26		100	116,295
Herc Holdings, Inc. 5.50%, 7/15/27(a)	U.S.$	31	31,190
Hertz Corp. (The) 5.50%, 10/15/24(a)		29	27,722
5.875%, 10/15/20		11	11,016
6.25%, 10/15/22		20	20,191
7.375%, 1/15/21		104	104,270
7.625%, 6/01/22(a)		69	71,665
United Rentals North America, Inc. 6.50%, 12/15/26		54	58,407
XPO Logistics, Inc. 6.125%, 9/01/23(a)		74	76,935
6.75%, 8/15/24(a)		100	106,611

			748,264

			22,803,601

abfunds.com	AB FLEXFEE HIGH YIELD PORTFOLIO | 27

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Financial Institutions – 6.8%
Banking – 1.9%
Ally Financial, Inc. 4.125%, 3/30/20	U.S.$	19	$19,406
8.00%, 11/01/31		111	147,172
Barclays PLC 8.00%, 6/15/24(o)		200	209,997
CIT Group, Inc. 4.75%, 2/16/24		45	47,836
5.00%, 8/15/22		65	68,950
5.25%, 3/07/25		32	35,086
Goldman Sachs Group, Inc. (The) Series P 5.00%, 11/10/22(o)		44	42,212
Royal Bank of Scotland Group PLC 8.625%, 8/15/21(o)		117	125,338
Societe Generale SA 8.00%, 9/29/25(a)(o)		3	3,289

			699,286

Brokerage – 0.2%
Lehman Brothers Holdings, Inc. 5.625%, 1/24/13(b)(d)(f)(h)		423	7,155
LPL Holdings, Inc. 5.75%, 9/15/25(a)		58	59,917

			67,072

Finance – 2.0%
CNG Holdings, Inc. 12.50%, 6/15/24(a)		32	30,847
Compass Group Diversified Holdings LLC 8.00%, 5/01/26(a)		45	46,910
Curo Group Holdings Corp. 8.25%, 9/01/25(a)		61	51,080
Enova International, Inc. 8.50%, 9/01/24-9/15/25(a)		96	90,847
goeasy Ltd. 7.875%, 11/01/22(a)		13	13,604
Navient Corp. 5.00%, 10/26/20		47	48,246
5.50%, 1/25/23		79	81,151
5.875%, 3/25/21		1	607
6.50%, 6/15/22		125	133,248
7.25%, 1/25/22-9/25/23		72	76,893
8.00%, 3/25/20		51	52,369
SLM Corp. 5.125%, 4/05/22		21	20,414
Springleaf Finance Corp. 6.875%, 3/15/25		48	52,599

28 | AB FLEXFEE HIGH YIELD PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

TMX Finance LLC/TitleMax Finance Corp. 11.125%, 4/01/23(a)	U.S.$	50	$47,127

			745,942

Insurance – 0.9%
Ambac Assurance Corp. 5.10%, 6/07/20(a)(f)		2	2,850
Genworth Holdings, Inc. 7.20%, 2/15/21		30	29,395
7.625%, 9/24/21		35	34,303
Polaris Intermediate Corp. 8.50% (8.500% Cash or 9.250% PIK), 12/01/22(a)(g)		243	214,332
USI, Inc./NY 6.875%, 5/01/25(a)		7	6,931
WellCare Health Plans, Inc. 5.375%, 8/15/26(a)		65	68,991

			356,802

Other Finance – 0.4%
NVA Holdings, Inc./United States 6.875%, 4/01/26(a)		75	78,551
Tempo Acquisition LLC/Tempo Acquisition Finance Corp. 6.75%, 6/01/25(a)		62	63,869

			142,420

REITS – 1.4%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL 5.75%, 5/15/26(a)		33	33,990
Forestar Group, Inc. 8.00%, 4/15/24(a)		37	38,930
GEO Group, Inc. (The) 5.125%, 4/01/23		18	15,921
5.875%, 1/15/22-10/15/24		42	40,972
6.00%, 4/15/26		34	29,590
Iron Mountain, Inc. 4.375%, 6/01/21(a)		20	20,610
4.875%, 9/15/27(a)		85	84,230
5.25%, 3/15/28(a)		55	55,185
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. 5.625%, 5/01/24		62	66,803
5.75%, 2/01/27(a)		42	45,236
Realogy Group LLC/Realogy Co-Issuer Corp. 9.375%, 4/01/27(a)		105	92,209

abfunds.com	AB FLEXFEE HIGH YIELD PORTFOLIO | 29

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)		U.S. $ Value

SBA Communications Corp. 4.00%, 10/01/22	U.S.$	15		$15,195
4.875%, 9/01/24		8		8,232

				547,103

				2,558,625

Utility – 1.5%
Electric – 1.5%
AES Corp./VA 4.00%, 3/15/21		54		54,962
Calpine Corp. 5.50%, 2/01/24		113		112,841
5.75%, 1/15/25		116		115,716
Talen Energy Supply LLC 4.60%, 12/15/21		0	**	221
6.50%, 6/01/25		101		84,399
7.25%, 5/15/27(a)		13		13,335
Texas Competitive/TCEH 11.50%, 10/01/20(b)(d)(e)(f)		59		– 0	–
Vistra Energy Corp. 5.875%, 6/01/23		8		7,743
7.375%, 11/01/22		1		597
7.625%, 11/01/24		7		7,063
Vistra Operations Co. LLC 5.625%, 2/15/27(a)		140		148,203

				545,080

Total Corporates – Non-Investment Grade (cost $25,943,348)				25,907,306

CORPORATES – INVESTMENT GRADE – 9.7%
Industrial – 6.1%
Basic – 0.2%
ArcelorMittal 7.00%, 10/15/39		45		53,593
Glencore Finance Canada Ltd. 6.00%, 11/15/41(a)		5		5,052
Glencore Funding LLC 4.00%, 4/16/25(a)		5		5,088

				63,733

Capital Goods – 0.1%
Arconic, Inc. 5.90%, 2/01/27		4		4,331
General Electric Co. Series D 5.00%, 1/21/21(o)		40		38,516

				42,847

30 | AB FLEXFEE HIGH YIELD PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Communications - Telecommunications – 0.4%
Qwest Corp. 6.75%, 12/01/21	U.S.$	78	$84,198
6.875%, 9/15/33		11	11,015
7.25%, 9/15/25		55	61,155

			156,368

Consumer Cyclical - Automotive – 0.1%
General Motors Financial Co., Inc. 5.10%, 1/17/24		47	50,254

Consumer Cyclical - Entertainment – 0.1%
Silversea Cruise Finance Ltd. 7.25%, 2/01/25(a)		34	36,643

Consumer Cyclical - Other – 2.0%
Lennar Corp. 4.125%, 1/15/22		74	75,932
4.50%, 11/15/19-4/30/24		103	105,175
4.75%, 11/29/27		55	57,871
6.25%, 12/15/21(a)		1	775
6.25%, 12/15/21		22	23,388
8.375%, 1/15/21		20	21,596
MDC Holdings, Inc. 5.50%, 1/15/24		36	38,350
5.625%, 2/01/20		23	23,661
6.00%, 1/15/43		70	65,320
Standard Industries, Inc./NJ 4.75%, 1/15/28(a)		64	63,499
5.375%, 11/15/24(a)		68	70,363
5.50%, 2/15/23(a)		26	26,715
6.00%, 10/15/25(a)		39	40,961
Toll Brothers Finance Corp. 4.875%, 3/15/27		93	97,765
5.875%, 2/15/22		35	37,572

			748,943

Consumer Non-Cyclical – 0.7%
Anheuser-Busch InBev Finance, Inc. 2.65%, 2/01/21		2	1,598
HCA, Inc. 4.25%, 10/15/19		2	2,336
4.50%, 2/15/27		105	111,949
5.00%, 3/15/24		32	34,857
6.50%, 2/15/20		2	2,159
MEDNAX, Inc. 5.25%, 12/01/23(a)		107	105,634

			258,533

abfunds.com	AB FLEXFEE HIGH YIELD PORTFOLIO | 31

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Energy – 1.3%
Antero Resources Corp. 5.00%, 3/01/25	U.S.$	30	$27,751
5.625%, 6/01/23		50	48,279
Boardwalk Pipelines LP 4.45%, 7/15/27		32	32,713
Cenovus Energy, Inc. 6.75%, 11/15/39		1	1,727
Enable Midstream Partners LP 3.90%, 5/15/24		36	36,525
Energy Transfer Operating LP 4.20%, 4/15/27		32	33,326
4.25%, 3/15/23		87	90,796
EQM Midstream Partners LP Series 10Y 5.50%, 7/15/28		30	31,591
Hess Corp. 4.30%, 4/01/27		42	43,543
Kinder Morgan, Inc./DE Series G 7.75%, 1/15/32		11	15,595
Marathon Oil Corp. 6.80%, 3/15/32		34	42,477
Murphy Oil Corp. 4.00%, 6/01/22		26	26,216
5.625%, 12/01/42		21	18,763
Southern Star Central Corp. 5.125%, 7/15/22(a)		20	20,149
Sunoco Logistics Partners Operations LP 3.90%, 7/15/26		30	30,691

			500,142

Services – 0.1%
Expedia Group, Inc. 3.80%, 2/15/28		30	30,528

Technology – 1.0%
Broadcom Corp./Broadcom Cayman Finance Ltd. 3.875%, 1/15/27		63	61,720
Dell International LLC/EMC Corp. 4.90%, 10/01/26(a)		60	62,596
Micron Technology, Inc. 5.50%, 2/01/25		15	15,430
Nokia Oyj 3.375%, 6/12/22		16	16,205
6.625%, 5/15/39		64	70,326

32 | AB FLEXFEE HIGH YIELD PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Seagate HDD Cayman 4.75%, 1/01/25	U.S.$	28	$28,216
4.875%, 6/01/27		5	4,568
Western Digital Corp. 4.75%, 2/15/26		121	118,826

			377,887

Transportation - Services – 0.1%
United Rentals North America, Inc. 4.625%, 7/15/23		20	20,438

			2,286,316

Financial Institutions – 3.6%
Banking – 1.1%
Bank of America Corp.
Series DD
6.30%, 3/10/26(o)		22	24,511
Series Z
6.50%, 10/23/24(o)		2	2,211
Barclays Bank PLC 6.86%, 6/15/32(a)(o)		15	16,691
BNP Paribas SA 7.625%, 3/30/21(a)(o)		58	61,688
BPCE SA 5.70%, 10/22/23(a)		82	90,005
Credit Agricole SA 6.50%, 6/23/21(a)(o)	EUR	100	124,380
Goldman Sachs Group, Inc. (The) 2.00%, 7/27/23(a)		57	69,210
Santander Holdings USA, Inc. 4.40%, 7/13/27	U.S.$	28	29,245

			417,941

Finance – 0.1%
Park Aerospace Holdings Ltd.
4.50%, 3/15/23(a)		15	15,489
5.25%, 8/15/22(a)		30	31,668

			47,157

Insurance – 1.3%
ACE Capital Trust II 9.70%, 4/01/30		20	28,401
Allstate Corp. (The) 6.50%, 5/15/57		10	11,928
Berkshire Hathaway, Inc. 0.625%, 1/17/23	EUR	100	116,527
CNP Assurances 4.00%, 11/18/24(a)(o)		100	125,741
Liberty Mutual Group, Inc. 7.80%, 3/15/37(a)	U.S.$	61	76,331

abfunds.com	AB FLEXFEE HIGH YIELD PORTFOLIO | 33

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Nationwide Mutual Insurance Co. 9.375%, 8/15/39(a)	U.S.$	31	$49,816
Prudential Financial, Inc. 5.20%, 3/15/44		20	20,661
5.625%, 6/15/43		50	52,766

			482,171

REITS – 1.1%
GLP Capital LP/GLP Financing II, Inc. 5.25%, 6/01/25		30	32,130
5.375%, 11/01/23-4/15/26		62	67,313
5.75%, 6/01/28		19	20,946
MPT Operating Partnership LP/MPT Finance Corp. 5.00%, 10/15/27		56	57,692
5.25%, 8/01/26		40	41,595
5.50%, 5/01/24		26	26,762
Sabra Health Care LP 5.125%, 8/15/26		59	61,348
Sabra Health Care LP/Sabra Capital Corp. 4.80%, 6/01/24		26	26,686
Senior Housing Properties Trust 6.75%, 12/15/21		9	9,308
Spirit Realty LP 4.45%, 9/15/26		66	68,979

			412,759

			1,360,028

Total Corporates – Investment Grade (cost $3,433,370)			3,646,344

BANK LOANS – 4.2%
Industrial – 4.1%
Basic – 0.1%
Foresight Energy LLC 8.272% (LIBOR 3 Month + 5.75%), 3/28/22(p)		12	9,566
Starfruit Finco B.V. (Starfruit US Holdco LLC) (fka AkzoNobel) 5.669% (LIBOR 1 Month + 3.25%), 10/01/25(p)		10	9,805

			19,371

Capital Goods – 0.6%
Apex Tool Group, LLC 6.152% (LIBOR 1 Month + 3.75%), 2/01/22(p)		59	57,050

34 | AB FLEXFEE HIGH YIELD PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Brookfield WEC Holdings Inc. (fka Westinghouse Electric Company LLC) 5.902% (LIBOR 1 Month + 3.50%), 8/01/25(p)	U.S.$	29	$29,031
9.152% (LIBOR 1 Month + 6.75%), 8/03/26(p)		10	10,109
BWay Holding Company 4/03/24(q)		53	51,137
Gardner Denver, Inc. 5.152% (LIBOR 1 Month + 2.75%), 7/30/24(p)		14	13,664
Honeywell Technologies SARL (fka Garrett Motion Inc.) 4.82% (LIBOR 3 Month + 2.50%), 9/27/25(p)		8	8,274
Panther BF Aggregator 2 L P 5.902% (LIBOR 1 Month + 3.50%), 4/30/26(p)		50	49,594

			218,859

Communications - Media – 0.2%
iHeartCommunications, Inc. (fka Clear Channel Communications, Inc.) 6.579% (LIBOR 3 Month + 4.00%), 5/01/26(p)		25	24,654
Univision Communications Inc. 5.152% (LIBOR 1 Month + 2.75%), 3/15/24(p)		60	57,056

			81,710

Communications - Telecommunications – 0.1%
Intelsat Jackson Holdings S.A. 6.625%, 1/02/24		6	6,310
6.904% (LIBOR 1 Month + 4.50%), 1/02/24(p)		4	3,757
West Corporation 6.522% (LIBOR 3 Month + 4.00%), 10/10/24(p)		29	27,406

			37,473

Consumer Cyclical - Automotive – 0.0%
Navistar, Inc. 5.91% (LIBOR 1 Month + 3.50%), 11/06/24(p)		10	9,584

Consumer Cyclical - Entertainment – 0.1%
Seaworld Parks & Entertainment, Inc. (fka SW Acquisitions Co., Inc.) 5.402% (LIBOR 1 Month + 3.00%), 4/01/24(p)		25	24,501

abfunds.com	AB FLEXFEE HIGH YIELD PORTFOLIO | 35

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Consumer Cyclical - Other – 0.4%
Caesars Resort Collection, LLC (fka Caesars Growth Properties Holdings, LLC) 5.152% (LIBOR 1 Month + 2.75%), 12/23/24(p)	U.S.$	38	$37,566
Ply Gem Midco, Inc. 6.354% (LIBOR 3 Month + 3.75%), 4/12/25(p)		20	19,351
Scientific Games International, Inc. 5.152% (LIBOR 1 Month + 2.75%), 8/14/24(p)		15	15,239
5.231% (LIBOR 1 Month + 2.75%), 1/01/00(p)		64	63,285
Stars Group Holdings B.V. 5.83% (LIBOR 3 Month + 3.50%), 7/10/25(p)		9	9,095

			144,536

Consumer Cyclical - Restaurants – 0.0%
IRB Holding Corp. (fka Arby’s / Buffalo Wild Wings) 5.644% (LIBOR 1 Month + 3.25%), 2/05/25(p)		6	6,088

Consumer Cyclical - Retailers – 0.2%
PetSmart, Inc. 3/11/22(q)		31	30,133
Serta Simmons Bedding, LLC 10.394% (LIBOR 1 Month + 8.00%), 11/08/24(p)		28	12,340
Specialty Building Products Holdings, LLC 8.152% (LIBOR 1 Month + 5.75%), 10/01/25(f)(p)		42	42,132

			84,605

Consumer Non-Cyclical – 1.1%
Air Medical Group Holdings, Inc. 5.644% (LIBOR 1 Month + 3.25%), 4/28/22(p)		21	19,960
6.652% (LIBOR 1 Month + 4.25%), 3/14/25(p)		16	15,058
Alphabet Holding Company, Inc. (fka Nature’s Bounty) 10.152% (LIBOR 1 Month + 7.75%), 9/26/25(p)		54	47,700
athenahealth, Inc. 7.045% (LIBOR 3 Month + 4.50%), 2/11/26(p)		82	81,987

36 | AB FLEXFEE HIGH YIELD PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

BI-LO, LLC 10.474% (LIBOR 3 Month + 8.00%), 5/31/24(p)	U.S.$	32	$30,699
10.562% (LIBOR 3 Month + 8.00%), 5/31/24(p)		34	32,182
10.588% (LIBOR 3 Month + 8.00%), 5/31/24(p)		33	31,944
Chobani, LLC (Chobani Idaho, LLC) 5.902% (LIBOR 1 Month + 3.50%), 10/10/23(p)		40	39,187
Envision Healthcare Corporation 6.152% (LIBOR 1 Month + 3.75%), 10/10/25(f)(p)		28	25,053
Post Holdings, Inc. 4.404% (LIBOR 1 Month + 2.00%), 5/24/24(p)		7	7,388
Regionalcare Hospital Partners Holdings, Inc. 6.904% (LIBOR 1 Month + 4.50%), 11/16/25(p)		36	35,583
U.S. Renal Care, Inc. 6/12/26(q)		60	58,810

			425,551

Energy – 0.4%
Blackstone CQP Holdco LP 5.887% (LIBOR 3 Month + 3.50%), 9/30/24(p)		32	31,850
California Resources Corporation 12.777% (LIBOR 1 Month + 10.38%), 12/31/21(p)		46	46,891
Triton Solar US Acquisition Co. 8.33% (LIBOR 3 Month + 6.00%), 10/29/24(f)(p)		87	81,291

			160,032

Other Industrial – 0.1%
American Tire Distributors, Inc. 9.981% (LIBOR 2 Month + 7.50%), 9/02/24(d)(p)		15	14,315
Core & Main LP 5.52% (LIBOR 3 Month + 3.00%), 8/01/24(p)		5	4,908

			19,223

Services – 0.4%
Parexel International Corporation 9/27/24(q)		10	9,199
Pi Lux Finco SARL 9.652% (LIBOR 1 Month + 7.25%), 1/01/26(f)		100	98,000

abfunds.com	AB FLEXFEE HIGH YIELD PORTFOLIO | 37

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Refinitiv US Holdings Inc. (fka Financial & Risk US Holdings, Inc.) 6.152% (LIBOR 1 Month + 3.75%), 10/01/25(p)	U.S.$	15	$14,463
Verscend Holding Corp. 6.902% (LIBOR 1 Month + 4.50%), 8/27/25(p)		27	26,632

			148,294

Technology – 0.4%
Avaya Inc. 6.651% (LIBOR 1 Month + 4.25%), 12/15/24(p)		40	38,103
Boxer Parent Company Inc. (fka BMC Software, Inc.) 6.58% (LIBOR 3 Month + 4.25%), 10/02/25(p)		60	56,506
MTS Systems Corporation 5.66% (LIBOR 1 Month + 3.25%), 7/05/23(f)(p)		23	22,722
Solera, LLC (Solera Finance, Inc.) 5.152% (LIBOR 1 Month + 2.75%), 3/03/23(p)		59	58,488

			175,819

			1,555,646

Financial Institutions – 0.1%
Finance – 0.1%
Ellie Mae, Inc. 6.525% (LIBOR 3 Month + 4.00%), 4/17/26(p)		30	29,802
Jefferies Finance LLC 6.25% (LIBOR 1 Month + 3.75%), 6/03/26(p)		8	7,976

			37,778

Total Bank Loans (cost $1,631,601)			1,593,424

		Shares
COMMON STOCKS – 1.4%
Energy – 0.6%
Energy Equipment & Services – 0.4%
Tervita Corp.(b)		25,589	132,874

Oil, Gas & Consumable Fuels – 0.2%
Berry Petroleum Corp.		4,030	42,718
CHC Group LLC(b)(n)		1,219	122
Halcon Resources Corp.(b)		239	42
K201640219 (South Africa) Ltd. A Shares(b)(d)(e)(f)		191,574	– 0	–

38 | AB FLEXFEE HIGH YIELD PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

K201640219 (South Africa) Ltd. B Shares(b)(d)(e)(f)	30,276	$	– 0	–
Paragon Offshore Ltd. – Class A(b)(d)(f)	267		94
Paragon Offshore Ltd. – Class B(b)(d)(f)	401		11,028
Peabody Energy Corp.	533		12,845
Roan Resources, Inc.(b)	42		73
Triangle Petroleum Corp.(b)(d)(e)(f)	3,047		3
Vantage Drilling International(b)(d)(f)	82		20,500

			87,425

			220,299

Consumer Discretionary – 0.3%
Auto Components – 0.1%
ATD New Holdings, Inc.(b)(d)(f)	1,009		30,774
Exide Technologies(b)(e)(f)(n)	1,793		– 0	–

			30,774

Diversified Consumer Services – 0.0%
Ascent Capital Group, Inc. – Class A(b)	539		582
Laureate Education, Inc. – Class A(b)	378		5,938

			6,520

Hotels, Restaurants & Leisure – 0.2%
Caesars Entertainment Corp.(b)	1,258		14,870
eDreams ODIGEO SA(b)	12,845		56,306

			71,176

Household Durables – 0.0%
Hovnanian Enterprises, Inc. – Class A(b)	131		996

			109,466

Communication Services – 0.2%
Media – 0.1%
Clear Channel Outdoor Holdings, Inc.(b)	5,213		24,605
DISH Network Corp. – Class A(b)	100		3,841
iHeartMedia, Inc. – Class A(b)(d)	1,033		15,547

			43,993

Wireless Telecommunication Services – 0.1%
T-Mobile US, Inc.(b)	150		11,121

			55,114

Materials – 0.1%
Containers & Packaging – 0.0%
Westrock Co.	6		219

Metals & Mining – 0.1%
BIS Industries Holdings Ltd.(b)(d)(e)(f)	21,027		799
Constellium NV – Class A(b)	2,634		26,445
Eldorado Gold Corp.(b)	3,657		21,252
Neenah Enterprises, Inc.(b)(d)(e)(f)	4,481		4,436

			52,932

			53,151

abfunds.com	AB FLEXFEE HIGH YIELD PORTFOLIO | 39

PORTFOLIO OF INVESTMENTS (continued)

Company		Shares	U.S. $ Value

Information Technology – 0.1%
Software – 0.1%
Avaya Holdings Corp.(b)		2,740	$32,633

Consumer Staples – 0.1%
Food & Staples Retailing – 0.1%
Southeastern Grocers, Inc. Npv(b)(d)(e)(f)		828	28,980

Industrials – 0.0%
Construction & Engineering – 0.0%
Willscot Corp.(b)		508	7,641

Trading Companies & Distributors – 0.0%
Emeco Holdings Ltd.(b)		602	877

			8,518

Health Care – 0.0%
Pharmaceuticals – 0.0%
Horizon Therapeutics PLC(b)		196	4,716

Total Common Stocks (cost $740,764)			512,877

		Principal Amount (000)
GOVERNMENTS – TREASURIES – 1.2%
Mexico – 0.2%
Mexican Bonos
Series M
5.75%, 3/05/26	MXN	1,202	56,833
Series M 20
10.00%, 12/05/24		480	27,823

			84,656

Russia – 0.2%
Russian Federal Bond – OFZ Series 6217 7.50%, 8/18/21	RUB	3,986	63,576

United States – 0.8%
U.S. Treasury Notes 2.75%, 5/31/23	U.S.$	300	311,484

Total Governments – Treasuries (cost $461,789)			459,716

ASSET-BACKED SECURITIES – 0.7%
Other ABS - Fixed Rate – 0.4%
DB Master Finance LLC Series 2017-1A, Class A2I 3.629%, 11/20/47(a)(f)		57	58,013

40 | AB FLEXFEE HIGH YIELD PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Taco Bell Funding LLC Series 2016-1A, Class A23 4.97%, 5/25/46(a)(f)	U.S.$	16	$16,568
Wendy’s Funding LLC Series 2018-1A, Class A2I 3.573%, 3/15/48(a)(f)		70	70,336

			144,917

Home Equity Loans - Fixed Rate – 0.3%
CWABS Asset-Backed Certificates Trust Series 2005-7, Class AF5W 5.054%, 10/25/35(f)		57	57,135
GSAA Home Equity Trust Series 2006-6, Class AF5 6.241%, 3/25/36(f)		73	35,588

			92,723

Home Equity Loans - Floating Rate – 0.0%
Lehman XS Trust Series 2007-6, Class 3A5 4.705%, 5/25/37(f)		18	17,399

Total Asset-Backed Securities (cost $247,755)			255,039

COLLATERALIZED MORTGAGE OBLIGATIONS – 0.6%
Risk Share Floating Rate – 0.6%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2013-DN1, Class M2 9.554% (LIBOR 1 Month + 7.15%), 7/25/23(r)		13	15,517
Series 2013-DN2, Class M2 6.654% (LIBOR 1 Month + 4.25%), 11/25/23(r)		45	48,396
Series 2014-DN1, Class M3 6.904% (LIBOR 1 Month + 4.50%), 2/25/24(r)		36	40,440
Series 2014-HQ2, Class M3 6.154% (LIBOR 1 Month + 3.75%), 9/25/24(r)		54	58,758
Federal National Mortgage Association Connecticut Avenue Securities Series 2013-C01, Class M2 7.654% (LIBOR 1 Month + 5.25%), 10/25/23(r)		14	15,108
Series 2014-C01, Class M2 6.804% (LIBOR 1 Month + 4.40%), 1/25/24(r)		27	29,502

abfunds.com	AB FLEXFEE HIGH YIELD PORTFOLIO | 41

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Series 2015-C03, Class 1M2 7.404% (LIBOR 1 Month + 5.00%), 7/25/25(r)	U.S.$	5	$5,291
Series 2015-C03, Class 2M2 7.404% (LIBOR 1 Month + 5.00%), 7/25/25(r)		2	1,945

			214,957

Non-Agency Fixed Rate – 0.0%
Alternative Loan Trust Series 2006-28CB, Class A14 6.25%, 10/25/36		5	4,220
CSMC Mortgage-Backed Trust Series 2006-7, Class 3A12 6.25%, 8/25/36		7	5,313

			9,533

Total Collateralized Mortgage Obligations (cost $208,602)			224,490

EMERGING MARKETS – CORPORATE BONDS – 0.5%
Industrial – 0.4%
Basic – 0.2%
First Quantum Minerals Ltd.
7.00%, 2/15/21(a)		5	5,481
7.25%, 4/01/23(a)		58	56,515

			61,996

Consumer Cyclical - Retailers – 0.0%
Edcon Ltd. 9.50%, 3/01/49(a)(b)(f)	EUR	1	– 0	–
K2016470219 South Africa Ltd. 3.00%, 12/31/22(f)(g)(i)	U.S.$	15	105
K2016470260 South Africa Ltd. 25.00%, 12/31/22(f)(g)(i)		5	104

			209

Consumer Non-Cyclical – 0.0%
Virgolino de Oliveira Finance SA 10.50%, 1/28/18(b)(f)(h)(i)		96	4,734

Energy – 0.2%
Petrobras Global Finance BV 5.999%, 1/27/28		27	28,677
6.25%, 3/17/24		35	38,283

			66,960

Transportation - Airlines – 0.0%
Guanay Finance Ltd. 6.00%, 12/15/20(a)		3	3,369

			137,268

42 | AB FLEXFEE HIGH YIELD PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Utility – 0.1%
Electric – 0.1%
Terraform Global Operating LLC 6.125%, 3/01/26(i)	U.S.$	37	$37,121

Financial Institutions – 0.0%
Insurance – 0.0%
Ambac LSNI LLC 7.319% (LIBOR 3 Month + 5.00%), 2/12/23(a)(r)		9	8,796

Total Emerging Markets – Corporate Bonds (cost $288,936)			183,185

EMERGING MARKETS – TREASURIES – 0.3%
Brazil – 0.2%
Brazil Notas do Tesouro Nacional Series F 10.00%, 1/01/21	BRL	349	95,910

South Africa – 0.1%
Republic of South Africa Government Bond Series 2023 7.75%, 2/28/23	ZAR	283	20,384

Total Emerging Markets – Treasuries (cost $120,111)			116,294

LOCAL GOVERNMENTS – US MUNICIPAL BONDS – 0.3%
United States – 0.3%
State of California Series 2010 7.60%, 11/01/40	U.S.$	25	40,192
7.95%, 3/01/36		55	57,070

Total Local Governments – US Municipal Bonds (cost $79,889)			97,262

COMMERCIAL MORTGAGE-BACKED SECURITIES – 0.2%
Non-Agency Fixed Rate CMBS – 0.2%
Citigroup Commercial Mortgage Trust Series 2014-GC23, Class D 4.647%, 7/10/47(a)(f)		15	14,072
GS Mortgage Securities Trust Series 2014-GC18, Class D 5.157%, 1/10/47(a)(f)		29	25,767

abfunds.com	AB FLEXFEE HIGH YIELD PORTFOLIO | 43

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

JPMBB Commercial Mortgage Securities Trust Series 2013-C17, Class D 5.054%, 1/15/47(a)(f)	U.S.$	29	$29,899

Total Commercial Mortgage-Backed Securities (cost $71,177)			69,738

		Shares
INVESTMENT COMPANIES – 0.1%
Funds and Investment Trusts – 0.1%
iShares MSCI Global Metals & Mining Producers ETF(s) (cost $27,153)		805	24,383

PREFERRED STOCKS – 0.1%
Utility – 0.1%
Electric – 0.1%
SCE Trust III Series H 5.75%		423	10,342

Financial Institutions – 0.0%
Banking – 0.0%
GMAC Capital Trust I Series 2 8.303%		357	9,328

Industrial – 0.0%
Consumer Cyclical - Other – 0.0%
Hovnanian Enterprises, Inc. 7.625%(b)		490	1,470

Energy – 0.0%
Sanchez Energy Corp. Series A 4.875%		962	414
Series B 6.50%		300	30

			444

			1,914

Total Preferred Stocks (cost $64,075)			21,584

WARRANTS – 0.0%
Avaya Holdings Corp., expiring 12/15/22(b)		1,210	1,210
iHeartMedia, Inc., expiring 5/01/39(b)(d)		12	165

44 | AB FLEXFEE HIGH YIELD PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

Company		Shares	U.S. $ Value

Midstates Petroleum Co., Inc., expiring 4/21/20(b)(d)		860	$129
SandRidge Energy, Inc., A-CW22, expiring 10/04/22(b)		1,975	60
SandRidge Energy, Inc., B-CW22, expiring 10/04/22(b)		830	1
Willscot Corp., expiring 11/29/22(b)(d)(e)(f)		787	3,376

Total Warrants (cost $17,989)			4,941

RIGHTS – 0.0%
Vistra Energy Corp., expiring 12/31/49(b)(f) (cost $0)		3,442	2,640

		Principal Amount (000)
SHORT-TERM INVESTMENTS – 10.9%
U.S. Treasury Bills – 9.0%
U.S. Treasury Bill Zero Coupon, 7/05/19 (cost $3,399,103)	U.S.$	3,400	3,399,267

		Shares
Investment Companies – 1.9%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 2.33%(s)(t)(u) (cost $709,742)		709,742	709,742

Total Short-Term Investments (cost $4,108,845)			4,109,009

Total Investments – 99.2% (cost $37,445,404)			37,228,232
Other assets less liabilities – 0.8%			310,469

Net Assets – 100.0%			$37,538,701

abfunds.com	AB FLEXFEE HIGH YIELD PORTFOLIO | 45

PORTFOLIO OF INVESTMENTS (continued)

FUTURES (see Note C)

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
Purchased Contracts
E-Mini Russell 2000 Index Futures	1	September 2019	$78,355	$1,389
U.S. T-Note 10 Yr (CBT) Futures	14	September 2019	1,791,563	36,180

Sold Contracts
Euro-BOBL Futures	5	September 2019	764,359	(3,139)
Euro-OAT Futures	2	September 2019	374,947	(5,822)

				$28,608

FORWARD CURRENCY EXCHANGE CONTRACTS (see Note C)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Brown Brothers Harriman & Co.	EUR	375	USD	425	7/10/19	$(2,248)
Brown Brothers Harriman & Co.	USD	348	EUR	308	7/10/19	3,418
Brown Brothers Harriman & Co.	CAD	231	USD	172	7/24/19	(4,871)
Brown Brothers Harriman & Co.	GBP	103	USD	131	8/28/19	490
Brown Brothers Harriman & Co.	MXN	1,539	USD	79	8/29/19	86
Brown Brothers Harriman & Co.	AUD	2	USD	1	9/05/19	(21)
Brown Brothers Harriman & Co.	ZAR	235	USD	16	9/18/19	(258)
Morgan Stanley Capital Services LLC	BRL	380	USD	94	7/02/19	(4,907)
Morgan Stanley Capital Services LLC	USD	99	BRL	380	7/02/19	(200)
Morgan Stanley Capital Services LLC	EUR	1,722	USD	1,955	7/10/19	(3,532)
Morgan Stanley Capital Services LLC	RUB	4,120	USD	62	8/06/19	(2,573)
Royal Bank of Scotland PLC	BRL	380	USD	99	7/02/19	200
Royal Bank of Scotland PLC	USD	99	BRL	380	7/02/19	(413)
Royal Bank of Scotland PLC	BRL	380	USD	99	8/02/19	412
Standard Chartered Bank	TWD	2,031	USD	65	9/11/19	(1,071)

						$(15,488)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS (see Note C)

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at June 30, 2019	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
CDX-NAHY Series 31, 5 Year Index, 12/20/23*	(5.00)%	Quarterly	2.94%	USD	563	$(47,008)	$(45,763)	$(1,245)
iTraxx Europe Crossover Series 25, 5 Year Index, 6/20/21*	(5.00)	Quarterly	1.77	EUR	14	(999)	(408)	(591)

46 | AB FLEXFEE HIGH YIELD PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at June 30, 2019	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
CDX-NAHY Series 31, 5 Year Index, 12/20/23*	5.00%	Quarterly	2.94%	USD	563	$47,008	$19,788	$27,220
CDX-NAHY Series 32, 5 Year Index, 6/20/24*	5.00	Quarterly	3.25	USD	2,604	200,605	180,252	20,353
iTraxx Europe Crossover Series 25, 5 Year Index, 6/20/21*	5.00	Quarterly	1.77	EUR	14	999	1,094	(95)

						$200,605	$154,963	$45,642

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS (see Note C)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
USD	1,770	3/06/23	3 Month LIBOR	2.714%	Quarterly/ Semi-Annual	$74,317	$—	$74,317
USD	2,835	9/02/25	2.248%	3 Month LIBOR	Semi-Annual/Quarterly	(88,783)	(8,311)	(80,472)
USD	961	1/15/26	1.978%	3 Month LIBOR	Semi-Annual/Quarterly	(12,893)	5,398	(18,291)
USD	651	2/16/26	1.625%	3 Month LIBOR	Semi-Annual/Quarterly	6,402	7,434	(1,031)
USD	150	3/31/26	1.693%	3 Month LIBOR	Semi-Annual/Quarterly	663	—	663
USD	100	5/03/26	1.770%	3 Month LIBOR	Semi-Annual/Quarterly	550	—	550
USD	800	6/01/26	1.714%	3 Month LIBOR	Semi-Annual/Quarterly	7,041	32,362	(25,321)
USD	4,650	4/28/27	3 Month LIBOR	2.330%	Quarterly/ Semi-Annual	151,815	16,658	135,157
USD	350	5/03/27	2.285%	3 Month LIBOR	Semi-Annual/Quarterly	(10,258)	112	(10,370)
USD	940	3/06/28	2.876%	3 Month LIBOR	Semi-Annual/Quarterly	(80,092)	—	(80,092)

						$48,762	$53,653	$(4,890)

abfunds.com	AB FLEXFEE HIGH YIELD PORTFOLIO | 47

PORTFOLIO OF INVESTMENTS (continued)

CREDIT DEFAULT SWAPS (see Note C)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at June 30, 2019	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Credit Suisse International
CDX-CMBX.NA.BB Series 6, 5/11/63*	(5.00)%	Monthly	13.23%	USD	180	$36,464	$22,541	$13,923
Goldman Sachs International
British Telecommunications PLC, 5.750%, 12/07/28, 6/20/20*	(1.00)	Quarterly	0.14	EUR	170	(1,713)	(1,553)	(160)
CDX-CMBX.NA. BBB-Series 6, 5/11/63*	(3.00)	Monthly	6.63	USD	192	18,733	20,273	(1,540)

Sale Contracts
Barclays Bank PLC
Altice Luxembourg SA, 7.250%, 5/15/22, 6/20/22*	5.00	Quarterly	3.10	EUR	60	3,822	5,480	(1,658)
BNP Paribas
Altice France SA, 6/20/24*	5.00	Quarterly	2.84	EUR	70	8,182	6,269	1,913
Credit Suisse International
CDX-CMBX.NA.BB Series 6, 5/11/63*	5.00	Monthly	13.23	USD	69	(14,246)	(7,900)	(6,346)
CDX-CMBX.NA.BB Series 6, 5/11/63*	5.00	Monthly	13.23	USD	29	(5,988)	(3,578)	(2,410)
International Game Technology PLC, 4.750%, 2/15/23, 6/20/22*	5.00	Quarterly	1.09	EUR	100	13,461	6,760	6,701
Deutsche Bank AG
CDX-CMBX.NA. BBB-Series 6, 5/11/63*	3.00	Monthly	6.63	USD	75	(7,505)	(5,036)	(2,469)
CDX-CMBX.NA. BBB-Series 6, 5/11/63*	3.00	Monthly	6.63	USD	252	(25,217)	(17,372)	(7,845)
Goldman Sachs International
Avis Budget Car Rental LLC, 5.250%, 3/15/25, 12/20/23*	5.00	Quarterly	2.04	USD	30	3,639	1,728	1,911
Avis Budget Car Rental LLC, 5.250%, 3/15/25, 12/20/23*	5.00	Quarterly	2.04	USD	20	2,426	1,803	623
CDX-CMBX.NA. BB Series 6, 5/11/63*	5.00	Monthly	13.23	USD	163	(33,634)	(29,356)	(4,278)

						$(1,576)	$59	$(1,635)

*	Termination date

48 | AB FLEXFEE HIGH YIELD PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

TOTAL RETURN SWAPS (see Note C)

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Obligation
Goldman Sachs International
iBoxx EUR Liquid High Yield Index	EURIBOR	Quarterly	EUR	466	9/20/19	$7,389
Markit iBoxx EUR Contingent Convertible Liquid Developed Market AT1	EURIBOR	Quarterly	EUR	243	9/20/19	3,270
Markit iBoxx USD Contingent Convertible Liquid Developed Market AT1	LIBOR	Quarterly	USD	586	9/20/19	2,104
Morgan Stanley Capital Services LLC
iBoxx $ Liquid High Yield Index	LIBOR	Quarterly	USD	227	9/20/19	2,379
iBoxx $ Liquid High Yield Index	LIBOR	Quarterly	USD	127	9/20/19	1,262

						$16,404

**	Principal amount less than 500.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2019, the aggregate market value of these securities amounted to $15,272,102 or 40.7% of net assets.

(b)	Non-income producing security.

(c)	Defaulted.

(d)	Illiquid security.

(e)	Fair valued by the Adviser.

(f)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.

(g)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at June 30, 2019.

(h)	Defaulted matured security.

(i)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.31% of net assets as of June 30, 2019, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Exide Technologies 11.00%, 4/30/22	5/23/17	$145,267	$75,068	0.20%
K2016470219 South Africa Ltd. 3.00%, 12/31/22	3/13/15	16,596	105	0.00%
K2016470260 South Africa Ltd. 25.00%, 12/31/22	12/22/16	5,045	104	0.00%
Magnetation LLC/Mag Finance Corp. 11.00%, 5/15/18	2/19/15	36,767	1	0.00%
Terraform Global Operating LLC 6.125%, 3/01/26	2/08/18	37,062	37,121	0.10%

abfunds.com	AB FLEXFEE HIGH YIELD PORTFOLIO | 49

PORTFOLIO OF INVESTMENTS (continued)

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Tonon Luxembourg SA 6.50%, 10/31/24	1/16/13	$5,347	$90	0.00%
Virgolino de Oliveira Finance SA 10.50%, 1/28/18	2/13/13	96,161	4,734	0.01%

(j)	Pays 10.75% cash or up to 4.5% PIK and remaining in cash.

(k)	Convertible security.

(l)	Pays 11% cash or up to 7% PIK and remaining in cash.

(m)	When-Issued or delayed delivery security.

(n)	Restricted and illiquid security.

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value		Percentage of Net Assets
CHC Group LLC	3/10/17	$62,260	$122		0.00%
CHC Group LLC/CHC Finance Ltd. Series AI Zero Coupon, 10/01/20	3/10/17	55,091	18,248		0.05%
Exide Technologies	4/30/15	2,889	– 0	–	0.00%
Monitronics International, Inc. 9.125%, 04/01/20	1/24/18	11,991	789		0.00%

(o)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.

(p)	The stated coupon rate represents the greater of the LIBOR or the LIBOR floor rate plus a spread at June 30, 2019.

(q)

This position or a portion of this position represents an unsettled loan purchase. The coupon rate will be determined at the time of settlement and will be based upon the London-Interbank Offered Rate (“LIBOR”) plus a premium which was determined at the time of purchase.

(r)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at June 30, 2019.

(s)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(t)	Affiliated investments.

(u)	The rate shown represents the 7-day yield as of period end.

Currency Abbreviations:

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

EUR – Euro

GBP – Great British Pound

MXN – Mexican Peso

RUB – Russian Ruble

TWD – New Taiwan Dollar

USD – United States Dollar

ZAR – South African Rand

50 | AB FLEXFEE HIGH YIELD PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

Glossary:

ABS – Asset-Backed Securities

BOBL – Bundesobligationen

CBT – Chicago Board of Trade

CDX-CMBX.NA – North American Commercial Mortgage-Backed Index

CDX-NAHY – North American High Yield Credit Default Swap Index

CMBS – Commercial Mortgage-Backed Securities

ETF – Exchange Traded Fund

EURIBOR – Euro Interbank Offered Rate

LIBOR – London Interbank Offered Rates

MSCI – Morgan Stanley Capital International

OAT – Obligations Assimilables du Trésor

REIT – Real Estate Investment Trust

See notes to financial statements.

abfunds.com	AB FLEXFEE HIGH YIELD PORTFOLIO | 51

STATEMENT OF ASSETS & LIABILITIES

June 30, 2019 (unaudited)

Assets
Investments in securities, at value Unaffiliated issuers (cost $36,735,662)	$36,518,490
Affiliated issuers (cost $709,742)	709,742
Cash	7,911
Cash collateral due from broker	208,204
Foreign currencies, at value (cost $167,272)	168,335
Unaffiliated dividends and interest receivable	505,699
Receivable for investment securities sold	221,897
Receivable for terminated credit default swaps	177,183
Market value of credit default swaps (net premiums paid $64,854)	86,727
Receivable from Adviser	27,607
Unrealized appreciation on total return swaps	16,404
Unrealized appreciation on forward currency exchange contracts	4,606
Receivable for capital stock sold	4,049
Receivable for variation margin on centrally cleared swaps	3,126
Receivable for newly entered total return swaps	2,329
Affiliated dividends receivable	1,788
Receivable for variation margin on futures	624

Total assets	38,664,721

Liabilities
Payable for investment securities purchased	585,120
Payable for newly entered credit default swaps	153,416
Market value of credit default swaps (net premiums received $64,795)	88,303
Dividends payable	79,260
Audit and tax fee payable	62,899
Unrealized depreciation on forward currency exchange contracts	20,094
Directors’ fee payable	5,887
Payable for terminated total return swaps	3,297
Transfer Agent fee payable	753
Payable for variation margin on centrally cleared swaps	153
Payable for capital stock redeemed	44
Accrued expenses and other liabilities	126,794

Total liabilities	1,126,020

Net Assets	$37,538,701

Composition of Net Assets
Capital stock, at par	$3,933
Additional paid-in capital	47,264,392
Accumulated loss	(9,729,624)

$37,538,701

Net Asset Value Per Share—33 billion shares of capital stock authorized, $.001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

Advisor	$37,538,701	3,932,716	$9.55

See notes to financial statements.

52 | AB FLEXFEE HIGH YIELD PORTFOLIO	abfunds.com

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2019 (unaudited)

Investment Income
Interest (net of foreign taxes withheld of $155)	$1,005,524
Dividends
Affiliated issuers	20,440
Unaffiliated issuers	3,698	$1,029,662

Expenses
Advisory fee (see Note B)	35,157
Transfer agency—Advisor Class	17,196
Audit and tax	66,170
Custodian	49,292
Administrative	42,063
Legal	18,742
Printing	17,286
Registration fees	15,539
Directors’ fees	11,450
Miscellaneous	36,119

Total expenses	309,014
Less: expenses waived and reimbursed by the Adviser (see Note B)	(257,063)

Net expenses		51,951

Net investment income		977,711

Realized and Unrealized Gain (Loss) on Investment and Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions		(378,487	)(a)
Forward currency exchange contracts		57,180
Futures		56,174
Swaps		223,857
Swaptions written		10,155
Foreign currency transactions		(34,751)
Net change in unrealized appreciation/depreciation on:
Investments		2,310,859
Forward currency exchange contracts		(39,312)
Futures		(8,867)
Swaps		64,128
Swaptions written		(3,363)
Foreign currency denominated assets and liabilities		506

Net gain on investment and foreign currency transactions		2,258,079

Net Increase in Net Assets from Operations		$3,235,790

(a)	Net of foreign capital gains taxes of $21,531.

See notes to financial statements.

abfunds.com	AB FLEXFEE HIGH YIELD PORTFOLIO | 53

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2019 (unaudited)		For the Period November 1, 2018 to December 31, 2018(a)		Year Ended October 31, 2018
Increase (Decrease) in Net Assets from Operations
Net investment income	$977,711		$327,245		$1,612,839
Net realized loss on investment and foreign currency transactions	(65,872)		(141,568)		337,864
Net change in unrealized appreciation/depreciation on investments and foreign currency denominated assets and liabilities	2,323,951		(1,414,121)		(1,523,663)
Contributions from Affiliates (see Note B)	– 0	–	– 0	–	2,881

Net increase (decrease) in net assets from operations	3,235,790		(1,228,444)		429,921
Distributions to Shareholders
Class A	– 0	–	– 0	–	(68,765)
Class C	– 0	–	– 0	–	(13,824)
Advisor Class	(924,444)		(485,472)		(1,180,041)
Class R	– 0	–	– 0	–	(606)
Class K	– 0	–	– 0	–	(137)
Class I	– 0	–	– 0	–	(292,713)
Class Z	– 0	–	– 0	–	(9,658)
Capital Stock Transactions
Net increase (decrease)	4,718,695		(1,767,552)		6,740,423

Total increase (decrease)	7,030,041		(3,481,468)		5,604,600
Net Assets
Beginning of period	30,508,660		33,990,128		28,385,528

End of period	$37,538,701		$30,508,660		$33,990,128

(a)	The Fund changed its fiscal year end from October 31 to December 31.

See notes to financial statements.

54 | AB FLEXFEE HIGH YIELD PORTFOLIO	abfunds.com

NOTES TO FINANCIAL STATEMENTS

June 30, 2019 (unaudited)

NOTE A

Significant Accounting Policies

AB Bond Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940 as an open-end management investment company. The Company, which is a Maryland corporation, operates as a series company comprised of 10 portfolios currently in operation. Each portfolio is considered to be a separate entity for financial reporting and tax purposes. This report relates only to the AB FlexFee High Yield Portfolio (the “Fund”), a diversified portfolio. On February 26, 2018, the Fund’s name was changed from the AB High Yield Portfolio to the AB FlexFee High Yield Portfolio. At a meeting held on October 31, 2017 to November 2, 2017, the Fund’s Board of Directors (the “Board”) approved the conversion of Class A, Class C, Class R, Class I and Class Z shares of the Fund to Advisor Class shares of the Fund on a relative net assets basis. The conversion was effective on February 26, 2018. The Fund acquired the assets and liabilities of AB High-Yield Portfolio, a series of AB Pooling Portfolios (the “Accounting Survivor”), in a reorganization that was effective at the close of business July 26, 2016 (the “Reorganization”). Upon completion of the Reorganization, the Class Z shares of the Fund assumed the performance, financial and other historical accounting information of the Accounting Survivor, including the adoption of the Accounting Survivor’s fiscal year end of August 31. As such, the financial statements and the financial highlights reflect the financial information of the Accounting Survivor through July 26, 2016. The fiscal year end of the Fund was subsequently changed to October 31 in 2016. The fiscal year end of the Fund changed to December 31 in 2018. The Fund has authorized the issuance of Class A, Class B, Class C, Advisor Class, Class R, Class K, Class I, Class Z, Class T, Class 1 and Class 2 shares. Class B, Class T, Class 1 and Class 2 shares have not been issued, and no shares of Class A, Class C, Class R, Class K, Class I or Class Z were outstanding as of June 30, 2019. Advisor class shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. All eleven classes of shares have identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Fund.

abfunds.com	AB FLEXFEE HIGH YIELD PORTFOLIO | 55

NOTES TO FINANCIAL STATEMENTS (continued)

1. Security Valuation

Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at “fair value” as determined in accordance with procedures established by and under the general supervision of the Fund’s Board.

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, AllianceBernstein L.P. (the “Adviser”) will have discretion to determine the best valuation (e.g., last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short term securities that have an original maturity of 60 days or less, as well as short term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Such factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties.

56 | AB FLEXFEE HIGH YIELD PORTFOLIO	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

Open end mutual funds are valued at the closing net asset value per share, while exchange traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund generally values many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

abfunds.com	AB FLEXFEE HIGH YIELD PORTFOLIO | 57

NOTES TO FINANCIAL STATEMENTS (continued)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange-traded options generally will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

58 | AB FLEXFEE HIGH YIELD PORTFOLIO	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

Valuations of mortgage-backed or other asset-backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset-backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Bank loan prices are provided by third party pricing services and consist of a composite of the quotes received by the vendor into a consensus price. Certain bank loans are classified as Level 3, as significant input used in the fair value measurement of these instruments is the market quotes that are received by the vendor and these inputs are not observable.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2019:

Investments in Securities	Level 1			Level 2		Level 3		Total
Assets:
Corporates – Non-Investment Grade	$	– 0	–	$25,743,325		$163,981	#	$25,907,306
Corporates – Investment Grade		– 0	–	3,646,344		– 0	–	3,646,344
Bank Loans		– 0	–	1,324,226		269,198		1,593,424
Common Stocks		415,264		999		96,614	#	512,877
Governments – Treasuries		– 0	–	459,716		– 0	–	459,716
Asset-Backed Securities		– 0	–	– 0	–	255,039		255,039
Collateralized Mortgage Obligations		– 0	–	224,490		– 0	–	224,490
Emerging Markets – Corporate Bonds		– 0	–	169,446		13,739	#	183,185

abfunds.com	AB FLEXFEE HIGH YIELD PORTFOLIO | 59

NOTES TO FINANCIAL STATEMENTS (continued)

Investments in Securities	Level 1			Level 2		Level 3			Total
Emerging Markets – Treasuries	$	– 0	–	$116,294		$	– 0	–	$116,294
Local Governments – US Municipal Bonds		– 0	–	97,262			– 0	–	97,262
Commercial Mortgage-Backed Securities		– 0	–	– 0	–		69,738		69,738
Investment Companies		24,383		– 0	–		– 0	–	24,383
Preferred Stocks		21,140		444			– 0	–	21,584
Warrants		1,565		– 0	–		3,376		4,941
Rights		– 0	–	– 0	–		2,640		2,640
Short-Term Investments:
U.S. Treasury Bills		– 0	–	3,399,267			– 0	–	3,399,267
Investment Companies		709,742		– 0	–		– 0	–	709,742

Total Investments in Securities		1,172,094		35,181,813			874,325		37,228,232
Other Financial Instruments*:
Assets
Futures		37,569		– 0	–		– 0	–	37,569	†
Forward Currency Exchange Contracts		– 0	–	4,606			– 0	–	4,606
Centrally Cleared Credit Default Swaps		– 0	–	248,612			– 0	–	248,612	†
Centrally Cleared Interest Rate Swaps		– 0	–	240,788			– 0	–	240,788	†
Credit Default Swaps		– 0	–	86,727			– 0	–	86,727
Total Return Swaps		– 0	–	16,404			– 0	–	16,404
Liabilities
Futures		(8,961)		– 0	–		– 0	–	(8,961	)†
Forward Currency Exchange Contracts		– 0	–	(20,094)			– 0	–	(20,094)
Centrally Cleared Credit Default Swaps		– 0	–	(48,007)			– 0	–	(48,007	)†
Centrally Cleared Interest Rate Swaps		– 0	–	(192,026)			– 0	–	(192,026	)†
Credit Default Swaps		– 0	–	(88,303)			– 0	–	(88,303)

Total		$1,200,702		$35,430,520			$874,325		$37,505,547

#	The Fund held securities with zero market value at period end.

*

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

†

Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation/(depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments. Where applicable, centrally cleared swaps with upfront premiums are presented here at market value.

60 | AB FLEXFEE HIGH YIELD PORTFOLIO	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Corporates - Non-Investment Grade#		Corporates - Investment Grade#			Bank Loans		Common Stocks#
Balance as of 12/31/18	$162,770		$	– 0	–	$327,150			$65,546
Accrued discounts/ (premiums)	(3,199)			– 0	–	599			– 0	–
Realized gain (loss)	(64,018)			– 0	–	627			12
Change in unrealized appreciation/ depreciation	112,428			– 0	–	2,652			(60,920)
Purchases	62,910			– 0	–	– 0	–		91,958
Sales	(125,354)			– 0	–	(2,053)			(12)
Transfers into level 3	18,444			– 0	–	26,562			30
Transfers out of level 3	– 0	–		– 0	–	(86,339)			– 0	–

Balance as of 6/30/19	$163,981		$	– 0	–	$269,198			$96,614

Net change in unrealized appreciation/depreciation from investments held as of 6/30/19**	$(25,879)		$	– 0	–	$2,652			$(60,920)

	Asset-Backed Securities		Emerging Markets - Corporate Bonds#			Commercial Mortgage- Backed Securities		Preferred Stocks#
Balance as of 12/31/18	$250,428			$16,117		$66,666		$	– 0	–
Accrued discounts/ (premiums)	1,394			296		36			– 0	–
Realized gain (loss)	2,950			40		– 0	–		735
Change in unrealized appreciation/ depreciation	6,048			2,069		3,036			– 0	–
Purchases/Payups	– 0	–		786		– 0	–		– 0	–
Sales/Paydowns	(5,781)			(5,569)		– 0	–		(735)
Transfers into level 3	– 0	–		– 0	–	– 0	–		– 0	–
Transfers out of level 3	– 0	–		– 0	–	– 0	–		– 0	–

Balance as of 6/30/19	$255,039			$13,739		$69,738		$	– 0	–

Net change in unrealized appreciation/depreciation from investments held as of 6/30/19**	$6,048			$(3,311)		$3,036		$	– 0	–

abfunds.com	AB FLEXFEE HIGH YIELD PORTFOLIO | 61

NOTES TO FINANCIAL STATEMENTS (continued)

	Warrants		Rights		Total
Balance as of 12/31/18	$921		$2,444		$892,042
Accrued discounts/(premiums)	– 0	–	– 0	–	(874)
Realized gain (loss)	– 0	–	– 0	–	(59,654)
Change in unrealized appreciation/depreciation	2,455		196		67,964
Purchases/Payups	– 0	–	– 0	–	155,654
Sales/Paydowns	– 0	–	– 0	–	(139,504)
Transfers into level 3	– 0	–	– 0	–	45,036
Transfers out of level 3	– 0	–	– 0	–	(86,339)

Balance as of 6/30/19	$3,376		$2,640		$874,325 +

Net change in unrealized appreciation/depreciation from investments held as of 6/30/19**	$2,455		$196		$(75,723)

#	The Fund held securities with zero market value that were sold/expired/written off during the reporting period.

**	The unrealized appreciation/(depreciation) is included in net change in unrealized appreciation/depreciation of investments and other financial instruments in the accompanying statement of operations.

+	There were de minimis transfers under 1% of net assets during the reporting period.

The following presents information about significant unobservable inputs related to the Fund’s Level 3 investments at June 30, 2019. Securities priced (i) by third party vendors, (ii) by brokers or (iii) using prior transaction prices, which approximates fair value, are excluded from the following table.

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 6/30/19	Valuation Technique	Unobservable Input	Input
Corporates – Non-Investment Grade	$35,960	Market Approach	EBITDA* Projection	$117.0mm/ N/A
			EBITDA* Multiples	4.6X-6.6X/5.6X
	$7,003	Recovery Analysis	Collateral Value	$100.00/ N/A

$42,963

Common Stocks	$4,436	Market Approach	EBITDA* Projection	$50.6 mm/ N/A
			EBITDA* Multiples	2.0X-4.0X/3.0X
	$799	Market Approach	EBITDA* Projection	$72mm/ N/A
			EBITDA* Multiples	4.78X/ N/A
	$3	Qualitative Assessment		$0.00/ N/A
	$0	Qualitative Assessment		$0.00/ N/A

$5,238

62 | AB FLEXFEE HIGH YIELD PORTFOLIO	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

	Fair Value at 6/30/19	Valuation Technique	Unobservable Input	Input
Warrants.	$3,376	Option Pricing Model	Exercise Price	$4.29/ N/A

*	Earnings Before Interest, Taxes, Depreciation and Amortization.

Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. A significant increase (decrease) in Collateral Value, Exercise Price, EBITDA projections and EBITDA Multiple in insolation would be expected to result in a significant higher (lower) fair value measurement.

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at the rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation and depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

abfunds.com	AB FLEXFEE HIGH YIELD PORTFOLIO | 63

NOTES TO FINANCIAL STATEMENTS (continued)

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Fund’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. The Fund amortizes premiums and accretes discounts as adjustments to interest income.

6. Expense Allocations

Expenses of the Company are charged proportionately to each portfolio or based on other appropriate methods.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

8. Change of Fiscal Year End

The Fund changed its fiscal year end from October 31 to December 31. Accordingly, statement of changes in net assets and the financial highlights reflect the two months from November 1, 2018 to December 31, 2018.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Effective February 26, 2018, under an amended investment advisory agreement, the Fund calculates and accrues daily a base fee, at an annualized rate of .40% of the Fund’s average daily net assets (“Base Fee”). The advisory fee is increased or decreased from the Base Fee by a performance adjustment (“Performance Adjustment”) that depends on whether, and to what extent, the investment performance of the Advisor Class shares of the Fund (“Measuring Class”) exceeds, or is exceeded by, the performance of the Markit iBoxx USD Liquid High Yield Index (“Index”) plus .75% (“Index Hurdle”) over the Performance Period (as defined

64 | AB FLEXFEE HIGH YIELD PORTFOLIO	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

below). The Performance Adjustment is calculated and accrued daily, according to a schedule that adds or subtracts .002667% of the Fund’s average daily net assets for each .01% of absolute performance by which the performance of the Measuring Class exceeds or lags the Index Hurdle for the period from the beginning of the Performance Period through the current business day. The maximum Performance Adjustment (positive or negative) will not exceed an annualized rate of +/- .20% (“Maximum Performance Adjustment”) of the Fund’s average daily net assets, which would occur when the performance of the Measuring Class exceeds, or is exceeded by, the Index Hurdle by .75% or more for the Performance Period. On a monthly basis, the Fund will pay the Adviser the minimum fee rate of .20% on an annualized basis (Base Fee minus the Maximum Performance Adjustment) applied to the average daily net assets for the month. At the end of the Performance Period, the Fund will pay to the Adviser the total advisory fee, less the amount of any minimum fees paid during the Performance Period and any waivers described below. The period over which performance is measured (“Performance Period”) is initially from February 26, 2018 to December 31, 2019 and thereafter each 12-month period beginning on the first day in the month of January through December 31 of the same year. In addition, the Adviser has agreed to waive its advisory fee by limiting the Fund’s accrual of the advisory fee (Base Fee plus Performance Adjustment) on any day to the amount corresponding to the maximum fee rate multiplied by the Fund’s current net assets if such amount is less than the amount that would have been accrued based on the Fund’s average daily net assets for the Performance Period. For the six months ended June 30, 2019, the Fund accrued advisory fees of $35,157, as reflected in the statement of operations, at an annual effective rate (excluding the impact from any expense waivers in effect) of .20% of the Fund’s average net assets, which reflected a (.20)% Performance Adjustment of $(35,157). For the Performance Period from February 26, 2018 to June 30, 2019 the Fund accrued advisory fees of $91,886, at an annual effective rate (excluding the impact from any expense waivers in effect) of .20% of the Fund’s average net assets, which reflected a (.20)% Performance Adjustment of $(91,901). Prior to February 26, 2018, under the terms of the investment advisory agreement, the Fund paid the Adviser an advisory fee at an annual rate of .55% of first $2.5 billion, .50% of the next $2.5 billion and .45% in excess of $5 billion, of the Fund’s average daily net assets. The fee was accrued daily and paid monthly.

The Adviser has contractually agreed to waive its fees and bear certain expenses to the extent necessary to limit total expenses (excluding advisory fees, acquired fund fees and expenses other than the advisory fees of any AB mutual funds in which the Fund may invest, interest expense, taxes, extraordinary expenses, and brokerage commissions and other

abfunds.com	AB FLEXFEE HIGH YIELD PORTFOLIO | 65

NOTES TO FINANCIAL STATEMENTS (continued)

transaction costs), on an annual basis from exceeding .10% of average daily net assets (the “Expense Cap”). For the six months ended June 30, 2019, such reimbursements/waivers amounted to $214,119. The Expense Cap will remain in effect until April 30, 2020 and then may be continued thereafter from year to year by the Adviser. Prior to February 26, 2018, the Adviser agreed to waive its fees and bear certain expenses to the extent necessary to limit total operating expenses (excluding acquired fund fees and expenses other than the advisory fees of any AB mutual funds in which the Fund may invest, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs), on an annual basis to .95%, 1.70%, .70%, 1.20%, .95%, .70% and .70% of daily average net assets for Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, respectively. Any fees waived and expenses borne by the Adviser between February 26, 2018 and December 31, 2019 are subject to repayment by the Fund until the end of the third fiscal year after the fiscal period in which the fee was waived or the expense was borne; such waivers that are subject to repayment amount to $450,749 for the period ended October 31, 2018, $157,175 for the period ended December 31, 2018 and $214,119 for the six months ended June 30, 2019. In any case, no repayment will be made that would cause the Fund’s total annual expenses (subject to the exclusions set forth above) to exceed .10% of average daily net assets.

During the second quarter of 2018, AXA S.A. (“AXA”) completed the sale of a minority stake in AXA Equitable Holdings, Inc. (“AXA Equitable”), through an initial public offering. AXA Equitable is the holding company for a diverse group of financial services companies, including an approximately 63.7% economic interest in the Adviser and a 100% interest in AllianceBernstein Corporation, the general partner of the Adviser. Since the initial sale, AXA has completed additional offerings, most recently during the second quarter of 2019. As a result, AXA owned 40.1% of the outstanding common stock of AXA Equitable as of June 30, 2019. As part of the latest offering, the underwriters exercised their over-allotment option resulting in AXA owning 38.9% of EQH as of July 8, 2019. AXA has announced its intention to sell its entire remaining interest in AXA Equitable over time, subject to market conditions and other factors (the “Plan”). AXA is under no obligation to do so and retains the sole discretion to determine the timing of any future sales of shares of AXA Equitable common stock.

It is anticipated that one or more of the transactions contemplated by the Plan may ultimately result in the indirect transfer of a “controlling block” of voting securities of the Adviser (a “Change of Control Event”) and therefore may be deemed an “assignment” causing a termination of the Fund’s current investment advisory agreement. In order to ensure that the existing investment advisory services could continue uninterrupted, at meetings

66 | AB FLEXFEE HIGH YIELD PORTFOLIO	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

held in late July through early August 2018, the Boards of Directors/ Trustees (each a “Board” and collectively, the “Boards”) approved new investment advisory agreements with the Adviser, in connection with the Plan. The Boards also agreed to call and hold a joint meeting of shareholders on October 11, 2018, for shareholders of the Fund to (1) approve the new investment advisory agreement with the Adviser that would be effective after the first Change of Control Event and (2) approve any future advisory agreement approved by the Board and that has terms not materially different from the current agreement, in the event there are subsequent Change of Control Events arising from completion of the Plan that terminate the advisory agreement after the first Change of Control Event. Approval of a future advisory agreement means that shareholders may not have another opportunity to vote on a new agreement with the Adviser even upon a change of control, as long as no single person or group of persons acting together gains “control” (as defined in the 1940 Act) of AXA Equitable.

At the October 11, 2018 meeting, shareholders approved the new and future investment advisory agreements.

During the year ended October 31, 2018, the Adviser reimbursed the Fund $2,881 for trading losses incurred due to a trade entry error.

Pursuant to the investment advisory agreement, the Fund may reimburse the Adviser for certain legal and accounting services provided to the Fund by the Adviser. For the six months ended June 30, 2019, the Adviser voluntarily agreed to waive such fees in the amount of $42,063.

The Fund compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. Such compensation retained by ABIS amounted to $9,762 for the six months ended June 30, 2019.

The Fund may invest in AB Government Money Market Portfolio (the “Government Money Market Portfolio”) which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. Effective August 1, 2018, the Adviser has contractually agreed to waive .10% of the advisory fee of Government Money Market Portfolio (resulting in a net advisory fee of .10%) until August 31, 2020. In connection with the investment by the Fund in Government Money Market Portfolio, the Adviser has contractually agreed to waive its advisory fee from the Fund in an amount equal to the Fund’s pro rata share of the effective advisory fee of Government Money Market Portfolio,

abfunds.com	AB FLEXFEE HIGH YIELD PORTFOLIO | 67

NOTES TO FINANCIAL STATEMENTS (continued)

as borne indirectly by the Fund as an acquired fund fee and expense. For the six months ended June 30, 2019, such waiver amounted to $881.

A summary of the Fund’s transactions in AB mutual funds for the six months ended June 30, 2019 is as follows:

Fund	Market Value 12/31/18 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 6/30/19 (000)	Dividend Income (000)
Government Money Market Portfolio	$87	$10,207	$9,584	$710	$20

Brokerage commissions paid on investment transactions for the six months ended June 30, 2019 amounted to $269, of which $0 and $0, respectively, was paid to Sanford C. Bernstein & Co. LLC and Sanford C. Bernstein Limited, affiliates of the Adviser.

NOTE C

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2019, were as follows:

	Purchases		Sales
Investment securities (excluding U.S. government securities)	$8,542,710		$7,249,396
U.S. government securities	– 0	–	– 0	–

The cost of investments for federal income tax purposes was substantially the same as cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation	$1,450,002
Gross unrealized depreciation	(1,597,826)

Net unrealized depreciation	$(147,824)

1. Derivative Financial Instruments

The Fund may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The principal types of derivatives utilized by the Fund, as well as the methods in which they may be used are:

•	Forward Currency Exchange Contracts

The Fund may enter into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on

68 | AB FLEXFEE HIGH YIELD PORTFOLIO	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

its foreign portfolio holdings, to hedge certain firm purchase and sales commitments denominated in foreign currencies and for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under “Currency Transactions”.

A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on forward currency exchange contracts. Fluctuations in the value of open forward currency exchange contracts are recorded for financial reporting purposes as unrealized appreciation and/or depreciation by the Fund. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

During the six months ended June 30, 2019, the Fund held forward currency exchange contracts for hedging and non-hedging purposes.

•	Futures

The Fund may buy or sell futures for investment purposes or for the purpose of hedging its portfolio against adverse effects of potential movements in the market. The Fund bears the market risk that arises from changes in the value of these instruments and the imperfect correlation between movements in the price of the futures and movements in the price of the assets, reference rates or indices which they are designed to track. Among other things, the Fund may purchase or sell futures for foreign currencies or options thereon for non-hedging purposes as a means of making direct investment in foreign currencies, as described below under “Currency Transactions”.

At the time the Fund enters into a future, the Fund deposits and maintains as collateral an initial margin with the broker, as required by the exchange on which the transaction is effected. Such amount is shown as cash collateral due from broker on the statement of assets and liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for exchange-traded futures is generally less than privately negotiated futures, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Fund records

abfunds.com	AB FLEXFEE HIGH YIELD PORTFOLIO | 69

NOTES TO FINANCIAL STATEMENTS (continued)

realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Use of long futures subjects the Fund to risk of loss in excess of the amounts shown on the statement of assets and liabilities, up to the notional value of the future. Use of short futures subjects the Fund to unlimited risk of loss. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a future can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

During the six months ended June 30, 2019, the Fund held futures for hedging purposes.

•	Option Transactions

For hedging and investment purposes, the Fund may purchase and write (sell) put and call options on U.S. and foreign securities, including government securities, and foreign currencies that are traded on U.S. and foreign securities exchanges and over-the-counter markets. Among other things, the Fund may use options transactions for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under “Currency Transactions” and may use options strategies involving the purchase and/or writing of various combinations of call and/or put options, for hedging and investment purposes.

The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of the premium and change in market value should the counterparty not perform under the contract. If a put or call option purchased by the Fund were permitted to expire without being sold or exercised, its premium would represent a loss to the Fund. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

The Fund may also invest in options on swaps, also called “swaptions”. A swaption is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based “premium”. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate, or index. A payer swaption gives the owner the right to pay the total return of a specified asset, reference rate, or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties. The fund’s maximum payment for written put swaptions

70 | AB FLEXFEE HIGH YIELD PORTFOLIO	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

equates to the notional amount of the underlying swap. In certain circumstances maximum payout amounts may be partially offset by recovery values of the respective referenced assets and upfront premium received upon entering into the contract.

During the six months ended June 30, 2019, the Fund held purchased swaptions for non-hedging purposes.

During the six months ended June 30, 2019, the Fund held written swaptions for non-hedging purposes.

•	Swaps

The Fund may enter into swaps to hedge its exposure to interest rates, credit risk, or currencies. The Fund may also enter into swaps for non-hedging purposes as a means of gaining market exposures including by making direct investments in foreign currencies, as described below under “Currency Transactions”. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. The payment flows are usually netted against each other, with the difference being paid by one party to the other. In addition, collateral may be pledged or received by the Fund in accordance with the terms of the respective swaps to provide value and recourse to the Fund or its counterparties in the event of default, bankruptcy or insolvency by one of the parties to the swap.

Risks may arise as a result of the failure of the counterparty to the swap to comply with the terms of the swap. The loss incurred by the failure of a counterparty is generally limited to the net interim payment to be received by the Fund, and/or the termination value at the end of the contract. Therefore, the Fund considers the creditworthiness of each counterparty to a swap in evaluating potential counterparty risk. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying securities. The Fund accrues for the interim payments on swaps on a daily basis, with the net amount recorded within unrealized appreciation/depreciation of swaps on the statement of assets and liabilities, where applicable. Once the interim payments are settled in cash, the net amount is recorded as realized gain/(loss) on swaps on the statement of operations, in addition to any realized gain/(loss) recorded upon the termination of swaps. Upfront premiums paid or received for OTC swaps are recognized as cost or proceeds on the statement of assets and liabilities and are amortized on a straight line basis over the life of the contract. Amortized upfront premiums are

abfunds.com	AB FLEXFEE HIGH YIELD PORTFOLIO | 71

NOTES TO FINANCIAL STATEMENTS (continued)

included in net realized gain/(loss) from swaps on the statement of operations. Fluctuations in the value of swaps are recorded as a component of net change in unrealized appreciation/depreciation of swaps on the statement of operations.

Certain standardized swaps, including certain interest rate swaps and credit default swaps, are (or soon will be) subject to mandatory central clearing. Cleared swaps are transacted through futures commission merchants (“FCMs”) that are members of central clearinghouses, with the clearinghouse serving as central counterparty, similar to transactions in futures contracts. Centralized clearing will be required for additional categories of swaps on a phased-in basis based on requirements published by the Securities and Exchange Commission and Commodity Futures Trading Commission.

At the time the Fund enters into a centrally cleared swap, the Fund deposits and maintains as collateral an initial margin with the broker, as required by the clearinghouse on which the transaction is effected. Such amount is shown as cash collateral due from broker on the statement of assets and liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for centrally cleared swaps is generally less than non-centrally cleared swaps, since the clearinghouse, which is the issuer or counterparty to each centrally cleared swap, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Interest Rate Swaps:

The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Fund may enter into interest rate swaps. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional amount. The Fund may elect to pay a fixed rate and receive a floating rate, or, receive a fixed rate and pay a floating rate on a notional amount.

In addition, the Fund may also enter into interest rate swap transactions to preserve a return or spread on a particular investment or portion of its portfolio, or protecting against an increase in the price

72 | AB FLEXFEE HIGH YIELD PORTFOLIO	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

of securities the Fund anticipates purchasing at a later date. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) computed based on a contractually-based principal (or “notional”) amount. Interest rate swaps are entered into on a net basis (i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments).

During six months ended June 30, 2019, the Fund held interest rate swaps for hedging purposes.

Credit Default Swaps:

The Fund may enter into credit default swaps, including to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults by corporate and sovereign issuers held by the Fund, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. The Fund may purchase credit protection (“Buy Contract”) or provide credit protection (“Sale Contract”) on the referenced obligation of the credit default swap. During the term of the swap, the Fund receives/(pays) fixed payments from/(to) the respective counterparty, calculated at the agreed upon rate applied to the notional amount. If the Fund is a buyer/(seller) of protection and a credit event occurs, as defined under the terms of the swap, the Fund will either (i) receive from the seller/(pay to the buyer) of protection an amount equal to the notional amount of the swap (the “Maximum Payout Amount”) and deliver/(take delivery of) the referenced obligation or (ii) receive/(pay) a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

In certain circumstances Maximum Payout Amounts may be partially offset by recovery values of the respective referenced obligations, upfront premium received upon entering into the agreement, or net amounts received from settlement of buy protection credit default swaps entered into by the Fund for the same referenced obligation with the same counterparty. As of June 30, 2019, the Fund had Buy Contracts outstanding with respect to the same referenced obligation and counterparty as certain Sales Contracts which may partially offset the Maximum Payout Amount in the amount of $98,000.

Credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Fund is a buyer of protection and no credit event occurs, it will lose the payments it made to its counterparty. If the Fund is a seller of protection and a credit event occurs, the value of the referenced

abfunds.com	AB FLEXFEE HIGH YIELD PORTFOLIO | 73

NOTES TO FINANCIAL STATEMENTS (continued)

obligation received by the Fund coupled with the periodic payments previously received may be less than the Maximum Payout Amount it pays to the buyer, resulting in a net loss to the Fund.

Implied credit spreads over Treasuries of comparable maturity utilized in determining the market value of credit default swaps on issuers as of period end are disclosed in the portfolio of investments. The implied spreads serve as an indicator of the current status of the payment/performance risk and typically reflect the likelihood of default by the issuer on the referenced obligation. The implied credit spread of a particular reference entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Widening credit spreads typically represent a deterioration of the referenced entity’s credit soundness and greater likelihood of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

During the six months ended June 30, 2019, the Fund held credit default swaps for hedging and non-hedging purposes.

Total Return Swaps:

The Fund may enter into total return swaps in order to take a “long” or “short” position with respect to an underlying referenced asset. The Fund is subject to market price volatility of the underlying referenced asset. A total return swap involves commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent that the total return of the security, group of securities or index underlying the transaction exceeds or falls short of the offsetting interest obligation, the Fund will receive a payment from or make a payment to the counterparty.

During the six months ended June 30, 2019, the Fund held total return swaps for non-hedging purposes.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreement”) with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to OTC counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the OTC counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default or termination. In the event of a default by an OTC counterparty, the return of collateral with market value in excess of the Fund’s net liability, held by the defaulting party, may be delayed or denied.

74 | AB FLEXFEE HIGH YIELD PORTFOLIO	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

The Fund’s ISDA Master Agreements may contain provisions for early termination of OTC derivative transactions in the event the net assets of the Fund decline below specific levels (“net asset contingent features”). If these levels are triggered, the Fund’s OTC counterparty has the right to terminate such transaction and require the Fund to pay or receive a settlement amount in connection with the terminated transaction. If OTC derivatives were held at period end, please refer to netting arrangements by the OTC counterparty table below for additional details.

During the six months ended June 30, 2019, the Fund had entered into the following derivatives:

	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Receivable/Payable for variation margin on futures	$36,180	*	Receivable/Payable for variation margin on futures	$8,961	*
Interest rate contracts	Receivable/Payable for variation margin on centrally cleared swaps	210,687	*	Receivable/Payable for variation margin on centrally cleared swaps	215,577	*
Foreign currency contracts	Unrealized appreciation on forward currency exchange contracts	4,606		Unrealized depreciation on forward currency exchange contracts	20,094

Credit contracts	Unrealized appreciation on total return swaps	16,404

Credit contracts	Market value of credit default swaps	86,727		Market value of credit default swaps	88,303

Credit contracts	Receivable/Payable for variation margin on centrally cleared swaps	47,573	*	Receivable/Payable for variation margin on centrally cleared swaps	1,931	*

Equity contracts	Receivable/Payable for variation margin on futures	1,389	*

Total		$403,566			$334,866

*

Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation/depreciation on futures and centrally cleared swaps as reported in the portfolio of investments.

abfunds.com	AB FLEXFEE HIGH YIELD PORTFOLIO | 75

NOTES TO FINANCIAL STATEMENTS (continued)

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain/(loss) on swaps; Net change in unrealized appreciation/depreciation on swaps	$10,025	$(36,641)

Interest rate contracts	Net realized gain/(loss) on futures; Net change in unrealized appreciation/depreciation on futures	52,640	(15,788)

Foreign currency contracts	Net realized gain/(loss) on forward currency exchange contracts; Net change in unrealized appreciation/depreciation on forward currency exchange contracts	57,180	(39,312)

Credit contracts	Net realized gain/(loss) on investment transactions; Net change in unrealized appreciation/depreciation on investments	(889)	2,989

Credit contracts	Net realized gain/(loss) on swaps; Net change in unrealized appreciation/ depreciation on swaps	213,832	100,769

Credit Contracts	Net realized gain/(loss) on swaptions written; Net change in unrealized appreciation/depreciation on swaptions written	10,155	(3,363)

Equity contracts	Net realized gain/(loss) on futures; Net change in unrealized appreciation/depreciation on futures	3,534	6,921

Total		$346,477	$15,575

The following table represents the average monthly volume of the Fund’s derivative transactions during the six months ended June 30, 2019.

Centrally Cleared Credit Default Swaps:
Average notional amount of buy contracts	$210,564
Average notional amount of sale contracts	$1,782,678
Centrally Cleared Interest Rate Swaps:
Average notional amount of contracts	$13,207,000

76 | AB FLEXFEE HIGH YIELD PORTFOLIO	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

Credit Default Swaps:
Average notional amount of buy contracts	$581,617
Average notional amount of sale contracts	$869,082
Futures:
Average notional amount of buy contracts	$1,910,383
Average notional amount of sale contracts	$1,101,576
Forward Currency Exchange Contracts:
Average principal amount of buy contracts	$353,676
Average principal amount of sale contracts	$2,825,886
Total Return Swaps:
Average notional amount	$1,572,031
Purchased Swaptions:
Average notional amount	$1,493,000	(a)
Swaptions Written:
Average notional amount	$1,493,000	(a)

(a)	Positions were open for one month during the reporting period.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the statement of assets and liabilities.

All OTC derivatives held at period end were subject to netting arrangements. The following table presents the Fund’s derivative assets and liabilities by OTC counterparty net of amounts available for offset under ISDA Master Agreements (“MA”) and net of the related collateral received/pledged by the Fund as of June 30, 2019. Exchange-traded derivatives and centrally cleared swaps are not subject to netting arrangements and as such are excluded from the table.

Counterparty	Derivative Assets Subject to a MA	Derivatives Available for Offset			Cash Collateral Received*			Security Collateral Received*			Net Amount of Derivative Assets
Barclays Bank PLC	$3,822	$	– 0	–	$	– 0	–	$	– 0	–	$3,822
BNP Paribas SA	8,182		– 0	–		– 0	–		– 0	–	8,182
Brown Brothers Harriman & Co.	3,994		(3,994)			– 0	–		– 0	–	– 0	–
Credit Suisse International	49,925		(20,234)			– 0	–		– 0	–	29,691
Goldman Sachs Bank USA/Goldman Sachs International	37,561		(35,347)			– 0	–		– 0	–	2,214
Morgan Stanley & Co. International PLC/Morgan Stanley Capital Services LLC	3,641		(3,641)			– 0	–		– 0	–	– 0	–
Royal Bank of Scotland PLC	612		(413)			– 0	–		– 0	–	199

Total	$107,737		$(63,629)		$	– 0	–	$	– 0	–	$44,108	^

abfunds.com	AB FLEXFEE HIGH YIELD PORTFOLIO | 77

NOTES TO FINANCIAL STATEMENTS (continued)

Counterparty	Derivative Liabilities Subject to a MA	Derivatives Available for Offset		Cash Collateral Pledged*			Security Collateral Pledged*			Net Amount of Derivative Liabilities
Brown Brothers Harriman & Co.	$7,398	$(3,994)		$	– 0	–	$	– 0	–	$3,404
Credit Suisse International	20,234	(20,234)			– 0	–		– 0	–	– 0	–
Deutsche Bank AG	32,722	– 0	–		– 0	–		– 0	–	32,722
Goldman Sachs Bank USA/Goldman Sachs International	35,347	(35,347)			– 0	–		– 0	–	– 0	–
Morgan Stanley & Co. International PLC/Morgan Stanley Capital Services LLC	11,212	(3,641)			– 0	–		– 0	–	7,571
Royal Bank of Scotland PLC	413	(413)			– 0	–		– 0	–	– 0	–
Standard Chartered Bank	1,071	– 0	–		– 0	–		– 0	–	1,071

Total	$108,397	$(63,629)		$	– 0	–	$	– 0	–	$44,768	^

*	The actual collateral received/pledged may be more than the amount reported due to overcollateralization.

^

Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

2. Currency Transactions

The Fund may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Fund may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Fund may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Fund and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Fund may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

3. Loan Participations and Assignments

The Fund may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers, either in the form of participations at the time the loan is originated (“Participations”) or by buying an interest in the loan in the secondary market from a financial institution or institutional investor (“Assignments”). A loan is often administered by a bank or other

78 | AB FLEXFEE HIGH YIELD PORTFOLIO	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

financial institution (the “Lender”) that acts as agent for all holders. The agent administers the term of the loan as specified in the loan agreement. When investing in Participations, the Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. In addition, when investing in Participations, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender and only upon receipt of payments by the Lender from the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the Lender. When the Fund purchases Assignments from Lenders, it will typically acquire direct rights against the borrower on the loan. These loans may include participations in “bridge loans”, which are loans taken out by borrowers for a short period (typically less than six months) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high-yield bonds issued for the purpose of acquisitions. The Fund may also participate in unfunded loan commitments, which are contractual obligations for investing in future Participations, and may receive a commitment fee based on the amount of the commitment. Under these arrangements, the Fund may receive a fixed rate commitment fee and, if and to the extent the borrower borrows under the facility, the Fund may receive an additional funding fee.

Unfunded loan commitments and funded loans are marked to market daily.

As of June 30, 2019, the Fund had no unfunded loan commitments outstanding.

As of June 30, 2019, the Fund had no bridge loan commitments outstanding.

During the six months ended June 30, 2019, the Fund received no commitment fees.

During the six months ended June 30, 2019, the Fund received no additional funding fees.

abfunds.com	AB FLEXFEE HIGH YIELD PORTFOLIO | 79

NOTES TO FINANCIAL STATEMENTS (continued)

NOTE D

Capital Stock

Each class consists of 3,000,000,000 authorized shares. Transactions in capital shares for each class were as follows:

	Shares					Amount
	Six Months Ended June 30, 2019 (unaudited)		November 1, 2018 to December 31, 2018(a)		Year Ended October 31, 2018	Six Months Ended June 30, 2019 (unaudited)			November 1, 2018 to December 31, 2018(a)			Year Ended October 31, 2018

Class A*
Shares sold	– 0	–	– 0	–	80,300	$	– 0	–	$	– 0	–	$773,372

Shares issued in reinvestment of dividends	– 0	–	– 0	–	4,572		– 0	–		– 0	–	44,190

Shares converted to Advisor Class	– 0	–	– 0	–	(327,609)		– 0	–		– 0	–	(3,130,897)

Shares redeemed	– 0	–	– 0	–	(287,805)		– 0	–		– 0	–	(2,784,633)

Net (decrease)	– 0	–	– 0	–	(530,542)	$	– 0	–	$	– 0	–	$(5,097,968)

Class C*
Shares sold	– 0	–	– 0	–	8,025	$	– 0	–	$	– 0	–	$77,391

Shares issued in reinvestment of dividends	– 0	–	– 0	–	134		– 0	–		– 0	–	1,301

Shares converted to Advisor Class	– 0	–	– 0	–	(101,817)		– 0	–		– 0	–	(973,623)

Shares redeemed	– 0	–	– 0	–	(10,994)		– 0	–		– 0	–	(105,962)

Net (decrease)	– 0	–	– 0	–	(104,652)	$	– 0	–	$	– 0	–	$(1,000,893)

Advisor Class
Shares sold	803,422		371,197		2,150,314		$7,544,014			$3,479,652		$20,535,226

Shares converted from:
Class A	– 0	–	– 0	–	327,383		– 0	–		– 0	–	3,130,897
Class C	– 0	–	– 0	–	101,807		– 0	–		– 0	–	973,623
Class R	– 0	–	– 0	–	4,192		– 0	–		– 0	–	40,092
Class I	– 0	–	– 0	–	1,800,976		– 0	–		– 0	–	17,223,455
Class Z	– 0	–	– 0	–	43,624		– 0	–		– 0	–	417,196

Shares issued in reinvestment of dividends	45,851		20,649		37,893		432,471			184,654		360,732

Shares redeemed	(346,153)		(592,586)		(1,266,839)		(3,257,790)			(5,431,858)		(12,085,551)

Net increase (decrease)	503,120		(200,740)		3,199,350		$4,718,695			$(1,767,552)		$30,595,670

80 | AB FLEXFEE HIGH YIELD PORTFOLIO	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

	Shares						Amount
	Six Months Ended June 30, 2019 (unaudited)		November 1, 2018 to December 31, 2018(a)		Year Ended October 31, 2018		Six Months Ended June 30, 2019 (unaudited)			November 1, 2018 to December 31, 2018(a)			Year Ended October 31, 2018

Class R*
Shares sold	– 0	–	– 0	–	689		$	– 0	–	$	– 0	–		$6,677

Shares issued in reinvestment of dividends	– 0	–	– 0	–	37			– 0	–		– 0	–		356

Shares converted to Advisor Class	– 0	–	– 0	–	(4,194)			– 0	–		– 0	–		(40,092)

Shares redeemed	– 0	–	– 0	–	– 0	–		– 0	–		– 0	–		– 0	–

Net (decrease)	– 0	–	– 0	–	(3,468)		$	– 0	–	$	– 0	–		$(33,059)

Class K
Shares sold	– 0	–	– 0	–	– 0	–	$	– 0	–	$	– 0	–	$	– 0	–

Shares redeemed	– 0	–	– 0	–	(1,002)			– 0	–		– 0	–		(9,526)

Net (decrease)	– 0	–	– 0	–	(1,002)		$	– 0	–	$	– 0	–		$(9,526)

Class I*
Shares sold	– 0	–	– 0	–	17,953		$	– 0	–	$	– 0	–		$174,977

Shares issued in reinvestment of dividends	– 0	–	– 0	–	121			– 0	–		– 0	–		1,168

Shares converted to Advisor Class	– 0	–	– 0	–	(1,801,240)			– 0	–		– 0	–		(17,223,455)

Shares redeemed	– 0	–	– 0	–	(18,194)			– 0	–		– 0	–		(176,546)

Net (decrease)	– 0	–	– 0	–	(1,801,360)		$	– 0	–	$	– 0	–		$(17,223,856)

Class Z*
Shares sold	– 0	–	– 0	–	23,116		$	– 0	–	$	– 0	–		$223,599

Shares issued in reinvestment of dividends	– 0	–	– 0	–	737			– 0	–		– 0	–		7,117

Shares converted to Advisor Class	– 0	–	– 0	–	(43,670)			– 0	–		– 0	–		(417,196)

Shares redeemed	– 0	–	– 0	–	(31,611)			– 0	–		– 0	–		(303,465)

Net decrease	– 0	–	– 0	–	(51,428)		$	– 0	–	$	– 0	–		$(489,945)

(a)	The Fund changed its fiscal year end from October 31 to December 31.

*	Converted to Advisor Class on February 26, 2018.

At June 30, 2019, the Adviser owned 46% of the Fund’s outstanding shares. Significant transactions by such shareholder, if any, may impact the Fund’s performance.

abfunds.com	AB FLEXFEE HIGH YIELD PORTFOLIO | 81

NOTES TO FINANCIAL STATEMENTS (continued)

NOTE E

Risks Involved in Investing in the Fund

Interest Rate Risk—Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations.

Credit Risk—An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security and accrued interest. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security.

Below Investment Grade Securities Risk—Investments in fixed-income securities with lower ratings (commonly known as “junk bonds”) are subject to a higher probability that an issuer will default or fail to meet its payment obligations. These securities may be subject to greater price volatility, due to such factors as specific corporate developments, negative perceptions of the junk bond market generally and may be more difficult to trade or dispose of than other types of securities.

Duration Risk—Duration is a measure that relates the expected price volatility of a fixed-income security to changes in interest rates. The duration of a fixed-income security may be shorter than or equal to full maturity of a fixed-income security. Fixed-income securities with longer durations have more risk and will decrease in price as interest rates rise.

Inflation Risk—This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund’s assets can decline as can the value of the Fund’s distributions. This risk is significantly greater if the Fund invests a significant portion of its assets in fixed-income securities with longer maturities.

Derivatives Risk—The Fund may enter into derivative transactions such as forwards, options, futures and swaps. Derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Fund, and subject to counterparty risk to a greater degree than more traditional investments. Derivatives may result in significant losses, including losses that are far greater than the value of the derivatives reflected on the statement of assets and liabilities.

82 | AB FLEXFEE HIGH YIELD PORTFOLIO	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

Leverage Risk—When the Fund borrows money or otherwise leverages its investments, its performance may be volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s investments. The Fund may create leverage through the use of reverse repurchase arrangements, forward currency exchange contracts, forward commitments, dollar rolls or futures or by borrowing money. The use of other types of derivative instruments by the Fund, such as options and swaps, may also result in a form of leverage. Leverage may result in higher returns to the Fund than if the Fund were not leveraged, but may also adversely affect returns, particularly if the market is declining.

Foreign (Non-U.S.) Risk—Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be more difficult to trade or dispose of due to adverse market, economic, political, regulatory or other factors.

Emerging Market Risk—Investments in emerging market countries may have more risk because the markets are less developed and less liquid, and because these investments may be subject to increased economic, political, regulatory or other uncertainties.

Currency Risk—Fluctuations in currency exchange rates may negatively affect the value of the Fund’s investments in fixed-income securities denominated in foreign currencies or reduce its returns.

Illiquid Investments Risk—Illiquid investments risk exists when certain investments are or become difficult to purchase or sell. Difficulty in selling such investments may result in sales at disadvantageous prices affecting the value of your investment in the Fund. Causes of illiquid investments risk may include low trading volumes, large positions and heavy redemptions of Fund shares. Over recent years illiquid investments risk has also increased because the capacity of dealers in the secondary market for fixed-income securities to make markets in these securities has decreased, even as the overall bond market has grown significantly, due to, among other things, structural changes, additional regulatory requirements and capital and risk restraints that have led to reduced inventories. Illiquid investments risk may be higher in a rising interest rate environment, when the value and liquidity of fixed-income securities generally decline.

Indemnification Risk—In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Fund has not accrued any liability in connection with these indemnification provisions.

abfunds.com	AB FLEXFEE HIGH YIELD PORTFOLIO | 83

NOTES TO FINANCIAL STATEMENTS (continued)

NOTE F

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $325 million revolving credit facility (the “Facility”) intended to provide short-term financing, if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the period ended June 30, 2019.

NOTE G

Distributions to Shareholders

The tax character of distributions paid for the year ending December 31, 2019 will be determined at the end of the current fiscal year.

The tax character of distributions paid during the fiscal period ended December 31, 2018 and years ended October 31, 2018 and October 31, 2017 were as follows:

	December 2018		October 2018		October 2017
Distributions paid from:
Ordinary income	$485,472		$1,565,744		$2,559,016

Total taxable distributions paid	485,472		1,565,744		2,559,016
Return of capital	– 0	–	– 0	–	267,088

Total distributions paid	$485,472		$1,565,744		$2,826,104

As of December 31, 2018, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Accumulated capital losses	$(9,429,229	)(a)
Other losses	(31,538	)(b)
Unrealized appreciation/(depreciation)	(2,483,717	)(c)

Total accumulated earnings/(deficit)	$(11,944,484	)(d)

(a)	As of December 31, 2018, the Fund had a net capital loss carryforward of $9,429,229.

(b)	As of December 31, 2018, the Fund had a qualified late-year ordinary loss deferral of $31,298. As of December 31, 2018, the cumulative deferred loss on straddles was $240.

(c)

The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the tax deferral of losses on wash sales, the tax treatment of swaps, the tax treatment of partnership investments, and the recognition for tax purposes of unrealized gains/losses on certain derivative instruments.

(d)

The differences between book-basis and tax-basis components of accumulated earnings/(deficit) are attributable primarily to the tax treatment of defaulted securities and the accrual of foreign capital gains tax.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital

84 | AB FLEXFEE HIGH YIELD PORTFOLIO	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of December 31, 2018, the Fund had a net short-term capital loss carryforward of $5,782,854 and a net long-term capital loss carryforward of $3,646,375, which may be carried forward for an indefinite period.

NOTE H

Recent Accounting Pronouncements

In March 2017, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities which amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. ASU 2017-08 does not require any accounting change for debt securities held at a discount; the discount continues to be amortized to maturity. ASU 2017-08 is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. The Fund has adopted ASU 2017-08, which did not have a material impact on the Fund’s financial position or the results of its operations, and had no impact on the Fund’s net assets.

In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2018-13, Fair Value Measurement (Topic 820), Disclosure Framework-Changes to the Disclosure Requirements for Fair Value Measurement which removes, modifies and adds disclosures to Topic 820. The amendments in this ASU 2018-13 (“ASU”) apply to all entities that are required, under existing U.S. GAAP, to make disclosures about recurring or nonrecurring fair value measurements. The amendments in this ASU are effective for all entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Management has evaluated the impact of the amendments and elected to early adopt the ASU. The adoption of this ASU did not have a material impact on the disclosure and presentation of the financial statements of the Fund.

NOTE I

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

abfunds.com	AB FLEXFEE HIGH YIELD PORTFOLIO | 85

FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Advisor Class
	Six Months Ended June 30, 2019 (unaudited)		November 1 2018 to December 31, 2018(a)		Year Ended October 31,				September 1, 2016 to October 31, 2016(b)		July 26, 2016(c) to August 31, 2016

					2018		2017

Net asset value, beginning of period	$ 8.90		$ 9.36		$ 9.71		$ 9.46		$ 9.44		$ 9.36

Income From Investment Operations

Net investment income(d)(e)	.26		.09		.50		.49		.08	#	.05

Net realized and unrealized gain (loss) on investment and foreign currency transactions	.63		(.41)		(.37)		.24		.01		.08†

Contributions from Affiliates	– 0	–	– 0	–	.00	(f)	.00	(f)	– 0	–	– 0	–

Net increase in net asset value from operations	.89		(.32)		.13		.73		.09		.13

Less: Dividends and Distributions

Dividends from net investment income	(.24)		(.14)		(.48)		(.43)		(.07)		(.05)

Return of capital	– 0	–	– 0	–	– 0	–	(.05)		– 0	–	– 0	–

Total dividends and distributions	(.24)		(.14)		(.48)		(.48)		(.07)		(.05)

Net asset value, end of period	$ 9.55		$ 8.90		$ 9.36		$ 9.71		$ 9.46		$ 9.44

Total Return

Total investment return based on net asset value(g)*	9.98%		(3.45)%		1.32	%**	7.89	%+	.94	%+#	1.35%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$37,539		$30,509		$33,990		$4,185		$2,733		$2,063

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(i)†	.30	%^++	.29	%^++	.33	%(h)	.71	%(h)	.78	%(h)^	.81	%(h)^

Expenses, before waivers/reimbursements(i)†	1.76	%^++	3.25	%^++	2.56	%(h)	2.49	%(h)	3.18	%(h)^	2.41	%(h)^

Net investment income(e)	5.56	%^	5.73	%^	5.20%		5.11%		4.90	%^#	5.30	%^

Portfolio turnover rate	23%		5%		75%		65%		9%		44%

† Expense ratios exclude the estimated acquired fund fees of affiliated/unaffiliated underlying
portfolios	.00	%^	.01	%^	.01%		.01%		.02	%^	.00	%^

See footnote summary on page 87.

86 | AB FLEXFEE HIGH YIELD PORTFOLIO	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

(a)	The Fund changed its fiscal year end from October 31 to December 31.

(b)	The Fund changed its fiscal year end from August 31 to October 31.

(c)	Inception date.

(d)	Based on average shares outstanding.

(e)	Net expenses waived/reimbursed by the Adviser.

(f)	Amount is less than $.005.

(g)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of al dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return for a period of less than one year is not annualized.

(h)	The expense ratios presented below exclude interest expense:

	Six Months Ended June 30, 2019	November 1, 2018 to December 31, 2018(a)	Year Ended		September 1, 2016 to October 31, 2016(b)	July 26, 2016(c) to August 31, 2016
			October 31, 2018	October 31, 2017
Advisor Class

Net of waivers/ reimbursements	N/A	N/A	.31%	.70%	N/A	.80	%^
Before waivers/ reimbursements	N/A	N/A	2.54%	2.54%	N/A	2.40	%^

(i)

In connection with the Fund’s investments in affiliated underlying portfolios, the Fund incurs no direct expenses, but bears proportionate shares of the fees and expenses (i.e., operating, administrative and investment advisory fees) of the affiliated underlying portfolios. The Adviser has contractually agreed to waive its fees from the Fund in an amount equal to the Fund’s pro rata share of certain acquired fund fees and expenses, and for the six months ended June 30, 2019, period ended December 31, 2018, years ended October 31, 2018, October 31, 2017 and period ended October 31, 2016, such waivers amounted to .01% (annualized,) .01% (annualized), .01%, .01% and .02% (annualized), respectively.

†

Due to timing of sales and repurchase of capital shares, the net realized and unrealized gain (loss) per share is not in accord with the Fund’s change in net realized and unrealized gain (loss) on investment transactions for the period.

^	Annualized.

*

Includes the impact of proceeds received and credited to the Fund resulting from class action settlements, which enhanced the Fund’s performance for the years ended October 31, 2018, October 31, 2017 and August 31, 2016 by .03%, .07% and .02%, respectively.

**	Includes the impact of reimbursements from the Adviser which enhanced the Fund’s performance for the year ended October 31, 2018 by .01%.

+

The net asset value and total return include adjustments in accordance with accounting principles generally accepted in the United States of America for financial reporting purposes. As such, the net asset value and total return for shareholder transactions may differ from financial statements.

#	For the year ended October 31, 2016 the amount includes a refund for overbilling of prior years’ custody out of pocket fees as follows:

Net Investment Income Per Share	Net Investment Income Ratio	Total Return
$.003	.20%	.03%

++

The advisory fee reflected in the Fund’s expense ratio may be higher or lower than the Base Fee plus Performance Adjustment due to the different time periods over which the fee is calculated (i.e., the financial reporting vs. the Performance Period).

See notes to financial statements.

abfunds.com	AB FLEXFEE HIGH YIELD PORTFOLIO | 87

BOARD OF DIRECTORS

Marshall C. Turner, Jr.(1), Chairman Michael J. Downey(1) Nancy P. Jacklin(1) Robert M. Keith, President and Chief Executive Officer	Carol C. McMullen(1) Garry L. Moody(1) Earl D. Weiner(1)

OFFICERS

Gershon M. Distenfeld(2), Vice President William Smith(2), Vice President Jacqueline Pincus(2), Vice President Emilie D. Wrapp, Secretary	Michael B. Reyes, Senior Analyst Joseph J. Mantineo, Treasurer and Chief Financial Officer Stephen M. Woetzel, Controller Vincent S. Noto, Chief Compliance Officer

Custodian and Accounting Agent

Brown Brothers Harriman & Co.

50 Post Office Square

Boston, MA 02110

Principal Underwriter

AllianceBernstein Investments, Inc.

1345 Avenue of the Americas

New York, NY 10105

Transfer Agent

AllianceBernstein Investor Services, Inc.

P.O. Box 786003

San Antonio, TX 78278-6003

Toll-Free (800) 221-5672

Independent Registered Public Accounting Firm Ernst & Young LLP 5 Times Square New York, NY 10036 Legal Counsel Seward & Kissel LLP One Battery Park Plaza New York, NY 10004

1	Member of the Audit Committee, the Governance and Nominating Committee and the Independent Directors Committee.

2

The day-to-day management of, and investment decisions for, the Fund’s portfolio are made by the High Yield Investment Team. Messrs. Distenfeld and Smith and Ms. Pincus are the investment professionals with the most significant responsibility for the day-to-day management of the Fund’s portfolio.

88 | AB FLEXFEE HIGH YIELD PORTFOLIO	abfunds.com

Information Regarding the Review and Approval of the Fund’s Proposed New Advisory Agreements and Interim Advisory Agreement in the Context of Potential Assignments

As described in more detail in the Proxy Statement for the AB Funds dated August 20, 2018, the Boards of the AB Funds, at a meeting held on July 31-August 2, 2018, approved new advisory agreements with the Adviser (the “Proposed Agreements”) for the AB Funds, including AB Bond Fund, Inc. in respect of AB FlexFeeTM High Yield Portfolio (the “Fund”), in connection with the planned disposition by AXA S.A. of its remaining shares of AXA Equitable Holdings, Inc. (the indirect holder of a majority of the partnership interests in the Adviser and the indirect parent of AllianceBernstein Corporation, the general partner of the Adviser) in one or more transactions and the related potential for one or more “assignments” (within the meaning of section 2(a)(4) of the Investment Company Act) of the advisory agreements for the AB Funds, including the Fund’s Advisory Agreement, resulting in the automatic termination of such advisory agreements.

At the same meeting, the AB Boards also considered and approved interim advisory agreements with the Adviser (the “Interim Advisory Agreements”) for the AB Funds, including the Fund, to be effective only in the event that stockholder approval of a Proposed Agreement had not been obtained as of the date of one or more transactions resulting in an “assignment” of the Adviser’s advisory agreements, resulting in the automatic termination of such advisory agreements.

The shareholders of the Fund subsequently approved the Proposed Agreements at an annual meeting of shareholders called for the purpose of electing Directors and voting on the Proposed Agreements.

A discussion regarding the basis for the Boards’ approvals at the meeting held on July 31-August 2, 2018 is set forth below.

At a meeting of the AB Boards held on July 31-August 2, 2018, the Adviser presented its recommendation that the Boards consider and approve the Proposed Agreements. Section 15(c) of the 1940 Act provides that, after an initial period, a Fund’s Current Agreement and current sub-advisory agreement, as applicable, will remain in effect only if the Board, including a majority of the Independent Directors, annually reviews and approves them. Each of the Current Agreements had been approved by a Board within the one-year period prior to approval of its related Proposed Agreement, except that the Current Agreements for certain FlexFee funds were approved in February 2017. In connection with their approval of the Proposed Agreements, the Boards considered their conclusions in connection with their most recent approvals of the Current Agreements, in particular in cases where the last approval of a Current Agreement was relatively recent, including the Boards’ general satisfaction with the nature and quality of services being provided and, as applicable, in the case of

abfunds.com	AB FLEXFEE HIGH YIELD PORTFOLIO | 89

certain Funds, actions taken or to be taken in an effort to improve investment performance or reduce expense ratios. The Directors also reviewed updated information provided by the Adviser in respect of each Fund. Also in connection with their approval of the Proposed Agreements, the Boards considered a representation made to them at that time by the Adviser that there were no additional developments not already disclosed to the Boards since their most recent approvals of the Current Agreements that would be a material consideration to the Boards in connection with their consideration of the Proposed Agreements, except for matters disclosed to the Boards by the Adviser. The Directors considered the fact that each Proposed Agreement would have corresponding terms and conditions identical to those of the corresponding Current Agreement with the exception of the effective date and initial term under the Proposed Agreement.

The Directors considered their knowledge of the nature and quality of the services provided by the Adviser to each Fund gained from their experience as directors or trustees of registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the Directors and its responsiveness, frankness and attention to concerns raised by the Directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the Funds. The Directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of each Fund.

The Directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the Directors evaluated, among other things, the reasonableness of the management fees of the Funds they oversee. The Directors did not identify any particular information that was all-important or controlling, and different Directors may have attributed different weights to the various factors. The Directors determined that the selection of the Adviser to manage the Funds, and the overall arrangements between the Funds and the Adviser, as provided in the Proposed Agreements, including the management fees, were fair and reasonable in light of the services performed under the Current Agreements and to be performed under the Proposed Agreements, expenses incurred and to be incurred and such other matters as the Directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the Directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The Directors considered the scope and quality of services to be provided by the Adviser under the Proposed Agreements, including the quality of

90 | AB FLEXFEE HIGH YIELD PORTFOLIO	abfunds.com

the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Funds. They also considered the information that had been provided to them by the Adviser concerning the anticipated implementation of the Plan and the Adviser’s representation that it did not anticipate that such implementation would affect the management or structure of the Adviser, have a material adverse effect on the Adviser, or adversely affect the quality of the services provided to the Funds by the Adviser and its affiliates. The Directors noted that the Adviser from time to time reviews each Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the Directors’ consideration. They also noted the professional experience and qualifications of each Fund’s portfolio management team and other senior personnel of the Adviser. The Directors also considered that certain Proposed Agreements, similar to the corresponding Current Agreements, provide that the Funds will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Funds by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the Directors. The Directors noted that the Adviser did not request any reimbursements from certain Funds in the Fund’s latest fiscal year reviewed. The Directors noted that the methodology to be used to determine the reimbursement amounts had been reviewed by an independent consultant retained by the Funds’ former Senior Officer/Independent Compliance Officer. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Funds’ other service providers, also was considered. The Directors of each Fund concluded that, overall, they were satisfied with the nature, extent and quality of services to be provided to the Funds under the Proposed Agreement for the Fund.

Costs of Services to be Provided and Profitability

The Directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of each Fund to the Adviser for calendar years 2016 and 2017, as applicable, that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant retained by the Funds’ former Senior Officer/Independent Compliance Officer. The Directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The Directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with a Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund, as applicable. The Directors recognized that it is difficult to make comparisons of the profitability of the Proposed Agreements with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is

abfunds.com	AB FLEXFEE HIGH YIELD PORTFOLIO | 91

affected by numerous factors. The Directors focused on the profitability of the Adviser’s relationship with each Fund before taxes and distribution expenses, as applicable. The Directors noted that certain Funds were not profitable to the Adviser in one or more periods reviewed. The Directors concluded that the Adviser’s level of profitability from its relationship with the other Funds was not unreasonable. The Directors were unable to consider historical information about the profitability of certain Funds that had recently commenced operations and for which historical profitability information was not available. The Adviser agreed to provide the Directors with profitability information in connection with future proposed continuances of the Proposed Agreements.

Fall-Out Benefits

The Directors considered the other benefits to the Adviser and its affiliates from their relationships with the Funds, including, but not limited to, as applicable, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients) in the case of certain Funds; 12b-1 fees and sales charges received by the principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the shares of most of the Funds; brokerage commissions paid by certain Funds to brokers affiliated with the Adviser; and transfer agency fees paid by most of the Funds to a wholly owned subsidiary of the Adviser. The Directors recognized that the Adviser’s profitability would be somewhat lower, and that a Fund’s unprofitability to the Adviser would be exacerbated, without these benefits. The Directors understood that the Adviser also might derive reputational and other benefits from its association with the Funds.

Investment Results

In addition to the information reviewed by the Directors in connection with the Board meeting at which the Proposed Agreements were approved, the Directors receive detailed performance information for the Funds at each regular Board meeting during the year.

The Boards’ consideration of each Proposed Agreement was informed by their most recent approval of the related Current Agreement, and, in the case of certain Funds, their discussion with the Adviser of the reasons for those Funds’ underperformance in certain periods. The Directors also reviewed updated performance information and, in some cases, discussed with the Adviser the reasons for changes in performance or continued underperformance. On the basis of this review, the Directors concluded that each Fund’s investment performance was acceptable.

Management Fees and Other Expenses

The Directors considered the management fee rate payable by each Fund to the Adviser and information prepared by an independent service provider

92 | AB FLEXFEE HIGH YIELD PORTFOLIO	abfunds.com

(the “15(c) provider”) concerning management fee rates payable by other funds in the same category as the Fund. The Directors recognized that it is difficult to make comparisons of management fees because there are variations in the services that are included in the fees paid by other funds. The Directors compared each Fund’s contractual management fee rate with a peer group median, and where applicable, took into account the impact on the management fee rate of the administrative expense reimbursement paid to the Adviser in the latest fiscal year. In the case of the ACS Funds, the Directors noted that the management fee rate is zero but also were cognizant that the Adviser is indirectly compensated by the wrap fee program sponsors that use the ACS Funds as an investment vehicle for their clients.

The Directors also considered the Adviser’s fee schedule for other clients pursuing a similar investment style to each Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Funds’ Senior Analyst and noted the differences between a Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule and the schedule of fees charged by the Adviser to any offshore funds and for services to any sub-advised funds pursuing a similar investment strategy as the Fund, on the other, as applicable. The Directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the Directors and that they had previously discussed with the Adviser its policies in respect of such arrangements. The Adviser also informed the Directors that, in the case of certain Funds, there were no institutional products managed by the Adviser that have a substantially similar investment style. The Directors also discussed these matters with their independent fee consultant.

The Adviser reviewed with the Directors the significantly greater scope of the services it provides to each Fund relative to institutional, offshore fund and sub-advised fund clients, as applicable. In this regard, the Adviser noted, among other things, that, compared to institutional and offshore or sub-advisory accounts, each Fund, as applicable, (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows (in the case of open-end Funds); (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional,

abfunds.com	AB FLEXFEE HIGH YIELD PORTFOLIO | 93

offshore fund and sub-advised fund clients as compared to the Funds, and the different risk profile, the Directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

The Directors noted that many of the Funds may invest in shares of exchange-traded funds (“ETFs”), subject to the restrictions and limitations of the 1940 Act as these may be varied as a result of exemptive orders issued by the SEC. The Directors also noted that ETFs pay advisory fees pursuant to their advisory contracts. The Directors concluded, based on the Adviser’s explanation of how it uses ETFs when they are the most cost-effective way to obtain desired exposures, in some cases pending purchases of underlying securities, that each Fund’s management fee would be for services that would be in addition to, rather than duplicative of, the services provided under the advisory contracts of the ETFs.

With respect to each Fund’s management fee, the Directors considered the total expense ratio of the Fund in comparison to a peer group and peer universe selected by the 15(c) service provider. The Directors also considered the Adviser’s expense caps for certain Funds. The Directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to a Fund by others.

The Boards’ consideration of each Proposed Agreement was informed by their most recent approval of the related Current Agreement, and, in the case of certain Funds, their discussion with the Adviser of the reasons for those Funds’ expense ratios in certain periods. The Directors also reviewed updated expense ratio information and, in some cases, discussed with the Adviser the reasons for the expense ratios of certain Funds. On the basis of this review, the Directors concluded that each Fund’s expense ratio was acceptable.

The Directors did not consider comparative expense information for the ACS Funds because those Funds do not bear ordinary expenses.

Economies of Scale

The Directors noted that the management fee schedules for certain Funds do not contain breakpoints and that they had discussed their strong preference for breakpoints in advisory contracts with the Adviser. The Directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the Funds, and by the Adviser concerning certain of its views on economies of scale. The Directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Board meeting. The Directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The Directors noted that there is no established

94 | AB FLEXFEE HIGH YIELD PORTFOLIO	abfunds.com

methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The Directors observed that in the mutual fund industry as a whole, as well as among funds similar to each Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The Directors also noted that the advisory agreements for many funds do not have breakpoints at all. The Directors informed the Adviser that they would monitor the asset levels of the Funds without breakpoints and their profitability to the Adviser and anticipated revisiting the question of breakpoints in the future if circumstances warrant doing so.

The Directors did not consider the extent to which fee levels in the Advisory Agreement for the ACS Funds reflect economies of scale because that Advisory Agreement does not provide for any compensation to be paid to the Adviser by the ACS Funds and the expense ratio of each of those Funds is zero.

Interim Advisory Agreements

In approving the Interim Advisory Agreements, the Boards, with the assistance of independent counsel, considered similar factors to those considered in approving the Proposed Agreements. The Interim Advisory Agreements approved by the Boards are identical to the Proposed Agreements, as well as the Current Agreements, in all material respects except for their proposed effective and termination dates and provisions intended to comply with the requirements of the relevant SEC rule, such as provisions requiring escrow of advisory fees. Under the Interim Advisory Agreements, the Adviser would continue to manage a Fund pursuant to an Interim Advisory Agreement until a new advisory agreement was approved by stockholders or until the end of the 150-day period, whichever would occur earlier. All fees earned by the Adviser under an Interim Advisory Agreement would be held in escrow pending shareholder approval of the Proposed Agreement. Upon approval of a new advisory agreement by stockholders, the escrowed management fees would be paid to the Adviser, and the Interim Advisory Agreement would terminate.

Information Regarding the Review and Approval of the Fund’s Current Advisory Agreement

The disinterested directors (the “directors”) of AB Bond Fund, Inc. (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of AB FlexFeeTM High Yield Portfolio (formerly named AB Bond Fund, Inc.—AB High Yield Portfolio) (the “Fund”) at a meeting held on November 6-8, 2018 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated,

abfunds.com	AB FLEXFEE HIGH YIELD PORTFOLIO | 95

extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including materials from an outside consultant, who acted as their independent fee consultant, and comparative analytical data prepared by the Senior Analyst for the Fund. The directors also discussed the proposed continuance in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the performance-based advisory fee (which consists of a base fee plus or minus a performance adjustment) and considered materials presented to them concerning the SEC’s published guidance on factors that should be considered in connection with fulcrum fee arrangements, including the following factors: (1) the fairness of the fulcrum fee; (2) selection of an appropriate index against which fund performance should be measured; (3) variations in periods used for computing average asset values and performance; (4) length of period over which performance is computed; (5) computation of performance over a rolling period; (6) performance for transitional periods; (7) computation of the performance of the fund and the index with respect to payment of dividends and capital gains distributions; and (8) avoidance of basing significant fee adjustments upon random or insignificant differences. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the performance-based advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered

96 | AB FLEXFEE HIGH YIELD PORTFOLIO	abfunds.com

relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. The directors noted that the Adviser from time to time reviews the Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements will be subject to the directors’ approval on a quarterly basis and, to the extent requested and paid, result in a higher rate of total compensation from the Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology to be used to determine the reimbursement amounts had been reviewed by an independent consultant retained by the Fund’s former Senior Officer/Independent Compliance Officer. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for the period ended December 31, 2016 and calendar year 2017 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant retained by the Fund’s former Senior Officer/Independent Compliance Officer. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency and distribution services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous

abfunds.com	AB FLEXFEE HIGH YIELD PORTFOLIO | 97

factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors noted that the Fund was not profitable to the Adviser in the periods reviewed. The directors noted that, due to the performance fee component of the advisory fee, profitability would tend to be higher with better performance relative to the Fund’s benchmark index, which they considered to create an appropriate alignment of incentives.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their proposed relationships with the Fund, including, but not limited to, benefits relating to 12b-1 fees and sales charges to be received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the Fund’s shares; and transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Adviser’s profitability would be exacerbated without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an independent service provider (the “15(c) service provider”), showing the performance of the Advisor Class shares of the Fund against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing performance of the Advisor Class shares against a broad-based securities market index, in each case for the 1-, 3-, 5- and 10-year periods ended July 31, 2018. Based on their review, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by the Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as the Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees payable by other funds. The directors considered the Fund’s contractual effective advisory fee rate against a peer group median and took into account the impact on the advisory fee rate of the administrative expense reimbursement paid to the Adviser in the latest fiscal year.

98 | AB FLEXFEE HIGH YIELD PORTFOLIO	abfunds.com

The directors also considered the Adviser’s fee schedule for other clients pursuing a similar investment style to the Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Fund’s Senior Analyst and noted the differences between the Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule and the schedule of fees charged by the Adviser to any offshore funds and for services to any sub-advised funds pursuing a similar investment strategy as the Fund, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements. The directors also discussed these matters with their independent fee consultant.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional, offshore fund and sub-advised fund clients. In this regard, the Adviser noted, among other things, that, compared to institutional and offshore or sub-advisory accounts, the Fund (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to the Fund, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

The directors noted that the Fund invests in shares of exchange-traded funds (“ETFs”), subject to the restrictions and limitations of the Investment Company Act of 1940 as these may be varied as a result of exemptive orders issued by the SEC. The directors also noted that ETFs pay advisory fees pursuant to their advisory contracts. The directors concluded, based on the Adviser’s explanation of how it uses ETFs when they are the most cost-effective way to obtain desired exposures, in some cases pending purchases of underlying securities, that the advisory fee for the Fund is for services that are in addition to, rather than duplicative of, the services provided under the advisory contracts of the ETFs.

abfunds.com	AB FLEXFEE HIGH YIELD PORTFOLIO | 99

In connection with their review of the Fund’s advisory fee, the directors also considered the total expense ratio of the Advisor Class shares of the Fund in comparison to a peer group and a peer universe selected by each 15(c) service provider. The Advisor Class expense ratio of the Fund was based on the Fund’s latest fiscal year and the information included the pro forma expense ratio to reflect the impact of recent total expense ratio changes. The directors considered the Adviser’s expense cap for the Fund and noted that it was likely that the expense ratios of some of the other funds in the Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view the expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. Based on their review, the directors concluded that the Fund’s pro forma expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedule for the Fund does not contain breakpoints and that they had previously discussed their strong preference for breakpoints in advisory contracts with the Adviser. The directors took into consideration presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also discussed economies of scale with their independent fee consultant. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. The directors informed the Adviser that they would monitor the Fund’s asset levels (which were well below the level at which they would anticipate adding an initial breakpoint) and its profitability (currently unprofitable) to the Adviser and anticipated revisiting the question of breakpoints in the future if circumstances warranted doing so.

100 | AB FLEXFEE HIGH YIELD PORTFOLIO	abfunds.com

This page is not part of the Shareholder Report or the Financial Statements.

AB FAMILY OF FUNDS

US EQUITY

US CORE

Core Opportunities Fund

FlexFee™ US Thematic Portfolio

Select US Equity Portfolio

US GROWTH

Concentrated Growth Fund

Discovery Growth Fund

FlexFee™ Large Cap Growth Portfolio

Growth Fund

Large Cap Growth Fund

Small Cap Growth Portfolio

US VALUE

Discovery Value Fund

Equity Income Fund

Relative Value Fund

Small Cap Value Portfolio

Value Fund

INTERNATIONAL/ GLOBAL EQUITY

INTERNATIONAL/ GLOBAL CORE

FlexFee™ International Strategic Core Portfolio

Global Core Equity Portfolio

International Portfolio

International Strategic Core Portfolio

Sustainable Global Thematic Fund

Tax-Managed International Portfolio

Tax-Managed Wealth Appreciation Strategy

Wealth Appreciation Strategy

INTERNATIONAL/ GLOBAL GROWTH

Concentrated International Growth Portfolio

FlexFee™ Emerging Markets Growth Portfolio

INTERNATIONAL/ GLOBAL EQUITY (continued)

Sustainable International Thematic Fund

INTERNATIONAL/ GLOBAL VALUE

All China Equity Portfolio

International Value Fund

FIXED INCOME

MUNICIPAL

High Income Municipal Portfolio

Intermediate California Municipal Portfolio

Intermediate Diversified Municipal Portfolio

Intermediate New York Municipal Portfolio

Municipal Bond Inflation Strategy

Tax-Aware Fixed Income Portfolio

National Portfolio

Arizona Portfolio

California Portfolio

Massachusetts Portfolio

Minnesota Portfolio

New Jersey Portfolio

New York Portfolio

Ohio Portfolio

Pennsylvania Portfolio

Virginia Portfolio

TAXABLE

Bond Inflation Strategy

FlexFee™ High Yield Portfolio

FlexFee™ International Bond Portfolio

Global Bond Fund

High Income Fund

Income Fund

Intermediate Duration Portfolio

Limited Duration High Income Portfolio

Short Duration Portfolio

Total Return Bond Portfolio1

ALTERNATIVES

All Market Real Return Portfolio

Global Real Estate Investment Fund

Select US Long/Short Portfolio

Unconstrained Bond Fund

MULTI-ASSET

All Market Income Portfolio

All Market Total Return Portfolio

Conservative Wealth Strategy

Emerging Markets Multi-Asset Portfolio

Global Risk Allocation Fund

Tax-Managed All Market Income Portfolio

TARGET-DATE

Multi-Manager Select Retirement Allocation Fund

Multi-Manager Select 2010 Fund

Multi-Manager Select 2015 Fund

Multi-Manager Select 2020 Fund

Multi-Manager Select 2025 Fund

Multi-Manager Select 2030 Fund

Multi-Manager Select 2035 Fund

Multi-Manager Select 2040 Fund

Multi-Manager Select 2045 Fund

Multi-Manager Select 2050 Fund

Multi-Manager Select 2055 Fund

Multi-Manager Select 2060 Fund

CLOSED-END FUNDS

AllianceBernstein Global High Income Fund

AllianceBernstein National Municipal Income Fund

We also offer Government Money Market Portfolio, which serves as the money market fund exchange vehicle for the AB mutual funds. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

1	Prior to July 12, 2019, Total Return Bond Portfolio was named Intermediate Bond Portfolio.

abfunds.com	AB FLEXFEE HIGH YIELD PORTFOLIO | 101

NOTES

102 | AB FLEXFEE HIGH YIELD PORTFOLIO	abfunds.com

NOTES

abfunds.com	AB FLEXFEE HIGH YIELD PORTFOLIO | 103

NOTES

104 | AB FLEXFEE HIGH YIELD PORTFOLIO	abfunds.com

NOTES

abfunds.com	AB FLEXFEE HIGH YIELD PORTFOLIO | 105

NOTES

106 | AB FLEXFEE HIGH YIELD PORTFOLIO	abfunds.com

NOTES

abfunds.com	AB FLEXFEE HIGH YIELD PORTFOLIO | 107

NOTES

108 | AB FLEXFEE HIGH YIELD PORTFOLIO	abfunds.com

AB FLEXFEE HIGH YIELD PORTFOLIO

1345 Avenue of the Americas

New York, NY 10105

800 221 5672

FFHY-0152-0619

JUN    06.30.19

SEMI-ANNUAL REPORT

AB FLEXFEETM INTERNATIONAL BOND PORTFOLIO

Beginning January 1, 2021, as permitted by new regulations adopted by the Securities and Exchange Commission, the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling the Fund at (800) 221 5672.

You may elect to receive all future reports in paper form free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports; if you invest directly with the Fund, you can call the Fund at (800) 221 5672. Your election to receive reports in paper form will apply to all funds held in your account with your financial intermediary or, if you invest directly, to all AB Mutual Funds you hold.

Investment Products Offered	• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-PORT may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC 0330. AB publishes full portfolio holdings for the Fund monthly at www.abfunds.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

FROM THE PRESIDENT

Dear Shareholder,

We are pleased to provide this report for AB FlexFee International Bond Portfolio (the “Fund”). Please review the discussion of Fund performance, the market conditions during the reporting period and the Fund’s investment strategy.

As always, AB strives to keep clients ahead of what’s next by:

+	Transforming uncommon insights into uncommon knowledge with a global research scope

+	Navigating markets with seasoned investment experience and sophisticated solutions

+	Providing thoughtful investment insights and actionable ideas

Whether you’re an individual investor or a multi-billion-dollar institution, we put knowledge and experience to work for you.

AB’s global research organization connects and collaborates across platforms and teams to deliver impactful insights and innovative products. Better insights lead to better opportunities—anywhere in the world.

For additional information about AB’s range of products and shareholder resources, please log on to www.abfunds.com.

Thank you for your investment in the AB Mutual Funds.

Sincerely,

Robert M. Keith

President and Chief Executive Officer, AB Mutual Funds

abfunds.com	AB FLEXFEE INTERNATIONAL BOND PORTFOLIO | 1

SEMI-ANNUAL REPORT

August 13, 2019

This report provides management’s discussion of fund performance for AB FlexFee International Bond Portfolio for the semi-annual reporting period ended June 30, 2019.

The Fund’s investment objective is to generate current income consistent with preservation of capital.

NAV RETURNS AS OF JUNE 30, 2019 (unaudited)

	6 Months	12 Months

AB FLEXFEE INTERNATIONAL BOND PORTFOLIO

Advisor Class Shares	5.18%	6.67%

Bloomberg Barclays Global Aggregate ex-USD Index (USD hedged)	5.79%	7.61%

INVESTMENT RESULTS

The table above shows the Fund’s performance compared to its benchmark, the Bloomberg Barclays Global Aggregate ex-USD Index (USD hedged), for the six- and 12-month periods ended June 30, 2019.

The Fund underperformed the benchmark for both periods. The Fund’s performance-based advisory fee was being accrued at its minimum rate. (The actual advisory fee payable by the Fund for its current performance period will be determined based on the Fund’s performance relative to the benchmark as of the end of such performance period, which is the calendar year ending December 31, 2019.)

In the six-month period, country and yield-curve positioning detracted from performance, relative to the benchmark. Positioning along the Canadian yield curve detracted, as did an off-benchmark allocation to Turkey, more than offsetting gains from an overall country overweight in Canada and an underweight in Japan. Active currency positioning also detracted, primarily due to long positions in the euro and Brazilian real. A beneficial short position in the Swiss franc added to performance. Security selection contributed, helped most by selection within eurozone corporates (both investment grade and high yield), while selection in Canadian provincial bonds detracted. Sector allocation did not meaningfully impact overall performance in the period.

In the 12-month period, country and yield-curve positioning detracted, primarily due to an exposure to the US and an underweight in the UK. An underweight position in Japan added to returns. Sector allocation also weighed on performance, the result of an underweight in eurozone investment-grade

2 | AB FLEXFEE INTERNATIONAL BOND PORTFOLIO	abfunds.com

corporates and an exposure to US agency risk-sharing transactions. Currency investments detracted, as gains from a short in the Turkish lira were offset by negative returns from a long position in the euro and several other modest detractors across a range of currency positions. Security selection contributed, mainly within eurozone treasuries and eurozone high-yield corporates.

During both periods, the Fund utilized derivatives in the form of interest rate swaps, futures and interest rate swaptions to manage and hedge duration risk and/or to actively manage yield-curve positioning. Currency forwards and currency options, both written and purchased, were used to hedge foreign currency exposure and to achieve active exposure. Credit default swaps were used to hedge credit risk and as a tool to effectively gain exposure to specific sectors. Variance swaps were used to hedge corporate credit risk.

MARKET REVIEW AND INVESTMENT STRATEGY

Despite the reinjection of trade-related volatility toward the end of the six-month period ended June 30, 2019, fixed-income markets generally performed well. As risk-taking sentiment returned to the marketplace, global high yield rallied significantly, followed by investment-grade securities and developed-market treasuries. Emerging-market debt sectors also performed strongly, a function of the more favorable macroeconomic backdrop, particularly the pivot from the US Federal Reserve (the “Fed”) and expectations for easing trade tensions ahead of the G20 summit. Developed-market treasury yield curves generally flattened across the board, with longer maturities falling further than shorter ones (which, in some countries, even rose). Moreover, parts of the yield curves in the US, Germany and Japan were inverted.

After quarterly interest-rate increases in 2018, markets around the globe reacted positively to the Fed’s rate-hike pause in 2019—and subsequent pivot to rate-cut expectations. After the European Central Bank formally ended its bond buying program in January, the bank also turned more dovish, citing a continent-wide slowdown in economic growth, and signaled that further quantitative easing or rate cuts were on the table. Near the end of the period, however, a breakdown in US-China trade discussions shook capital markets, leading investors to price out any near-term trade agreement between the world’s two largest economies. Then, in the final days of June, investors began pricing in a more positive outcome ahead of the G20 summit, which was borne out in a US-China trade truce (though trade talks remained ongoing).

The Fund’s Senior Investment Management Team (the “Team”) continues to utilize a core fixed-income strategy with a global ex-US, multi-sector approach, and continues to pursue an attractive risk/return profile by managing currency exposure. The Team invests in investment-grade fixed-income

abfunds.com	AB FLEXFEE INTERNATIONAL BOND PORTFOLIO | 3

securities, including US dollar- and local currency-denominated debt securities, as well as select below investment-grade securities (“junk bonds”).

INVESTMENT POLICIES

The Fund invests primarily in fixed-income securities of non-US companies and governments. Under normal circumstances, the Fund invests at least 80% of its net assets in fixed-income securities and related derivatives. In addition, the Fund invests, under normal circumstances, in the fixed-income securities of companies located in at least three countries other than the United States. The Fund invests in a broad range of fixed-income securities in both developed and emerging markets and across all fixed-income sectors, including non-US government and corporate debt securities. Under normal circumstances, the Fund invests at least 75% of its net assets in fixed-income securities rated investment-grade at the time of investment and may invest up to 25% of its net assets in below investment-grade fixed-income securities (commonly known as “junk bonds”).

The Fund’s investments may be denominated in local currency or be US dollar-denominated. The Fund may invest in debt securities with a range of maturities from short- to long-term. The Fund may at times invest in mortgage-related securities.

The Adviser selects securities for purchase or sale by the Fund based on its assessment of the securities’ risk and return characteristics as well as the securities’ impact on the overall risk and return characteristics of the Fund. In making this assessment, the Adviser takes into account various factors, including the credit quality and sensitivity to interest rates of the securities under consideration and of the Fund’s other holdings.

The Adviser seeks to actively manage the Fund’s assets in relation to market conditions and general economic conditions and adjust the Fund’s investments in an effort to best enable the Fund to achieve its investment objective. Thus, the percentage of the Fund’s assets invested in a particular country or denominated in a particular currency will vary in accordance with the Adviser’s assessment of the relative yield and appreciation potential of such securities and the relationship of the country’s currency to the US dollar.

In order to reduce the Fund’s volatility, the Adviser expects under normal circumstances to hedge the majority of the Fund’s foreign currency exposure to the US dollar through the use of foreign currency forward contracts and similar derivatives, although it will not be required to do so. The Fund may take a long position in one currency

4 | AB FLEXFEE INTERNATIONAL BOND PORTFOLIO	abfunds.com

(continued on next page)

and a short position in another when it believes that the first currency will appreciate relative to the other.

The Fund expects to use derivatives, such as options, futures contracts, forwards or swaps. Derivatives may provide a more efficient and economical exposure to market segments than direct investments, and may also be a more efficient way to alter the Fund’s exposure. The Fund may, for example, use interest rate futures contracts to gain exposure to the fixed-income markets and, as noted above, may use currency derivatives to hedge foreign currency exposure.

abfunds.com	AB FLEXFEE INTERNATIONAL BOND PORTFOLIO | 5

DISCLOSURES AND RISKS

Benchmark Disclosure

The Bloomberg Barclays Global Aggregate ex-USD Index (USD hedged) is unmanaged and does not reflect fees and expenses associated with the active management of a mutual fund portfolio. The Bloomberg Barclays Global Aggregate ex-USD Index (USD hedged) represents the performance of the global investment-grade developed fixed-income markets, excluding the United States. An investor cannot invest directly in an index, and its results are not indicative of the performance for any specific investment, including the Fund.

A Word About Risk

Market Risk: The value of the Fund’s assets will fluctuate as the bond or stock market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market.

Interest-Rate Risk: Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest-rate risk is generally greater for fixed-income securities with longer maturities or durations.

Credit Risk: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security and accrued interest. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security.

Below Investment-Grade Securities Risk: Investments in fixed-income securities with lower ratings (commonly known as “junk bonds”) are subject to a higher probability that an issuer will default or fail to meet its payment obligations. These securities may be subject to greater price volatility, due to such factors as specific corporate developments, negative perceptions of the junk bond market generally and may be more difficult to trade or dispose of than other types of securities.

Duration Risk: Duration is a measure that relates the expected price volatility of a fixed-income security to changes in interest rates. The duration of a fixed-income security may be shorter than or equal to full maturity of a fixed-income security. Fixed-income securities with longer durations have more risk and will decrease in price as interest rates rise.

6 | AB FLEXFEE INTERNATIONAL BOND PORTFOLIO	abfunds.com

DISCLOSURES AND RISKS (continued)

Inflation Risk: This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund’s assets can decline as can the value of the Fund’s distributions. This risk is significantly greater if the Fund invests a significant portion of its assets in fixed-income securities with longer maturities.

Mortgage-Related Securities Risk: Investments in mortgage-related securities are subject to certain additional risks. The value of these securities may be particularly sensitive to changes in interest rates. These risks include “extension risk”, which is the risk that, in periods of rising interest rates, issuers may delay the payment of principal, and “prepayment risk”, which is the risk that in periods of falling interest rates, issuers may pay principal sooner than expected, exposing the Fund to a lower rate of return upon reinvestment of principal. Mortgage-backed securities offered by non-governmental issuers may be subject to other risks, such as higher rates of default in the mortgages or risks associated with the nature and servicing of mortgages backing the securities.

Foreign (Non-US) Risk: Investments in securities of non-US issuers may involve more risk than those of US issuers. These securities may fluctuate more widely in price and may be more difficult to trade or dispose of due to adverse market, economic, political, regulatory or other factors.

Emerging-Market Risk: Investments in emerging-market countries may have more risk because the markets are less developed and less liquid, and because these investments may be subject to increased economic, political, regulatory or other uncertainties.

Currency Risk: Fluctuations in currency exchange rates may negatively affect the value of the Fund’s investments in fixed-income securities denominated in foreign currencies or reduce the Fund’s returns.

Derivatives Risk: Derivatives may be difficult to price or unwind and leveraged so that small changes may produce disproportionate losses for the Fund. Derivatives may also be subject to counterparty risk to a greater degree than more traditional investments.

Illiquid Investments Risk: Illiquid investments risk exists when certain investments are or become difficult to purchase or sell. Difficulty in selling such investments may result in sales at disadvantageous prices affecting the value of your investment in the Fund. Causes of illiquid investments risk may include low trading volumes, large positions and heavy redemptions of Fund shares. Over recent years illiquid investments risk has also increased because the capacity of dealers in the secondary market for fixed-income securities to make markets in these securities has decreased, even as the

abfunds.com	AB FLEXFEE INTERNATIONAL BOND PORTFOLIO | 7

DISCLOSURES AND RISKS (continued)

overall bond market has grown significantly, due to, among other things, structural changes, additional regulatory requirements and capital and risk restraints that have led to reduced inventories. Illiquid investments risk may be higher in a rising interest-rate environment, when the value and liquidity of fixed-income securities generally decline.

Management Risk: The Fund is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results.

These risks are fully discussed in the Fund’s prospectus. As with all investments, you may lose money by investing in the Fund.

An Important Note About Historical Performance

The investment return and principal value of an investment in the Fund will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Performance shown in this report represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.abfunds.com.

All fees and expenses related to the operation of the Fund have been deducted. Net asset value (“NAV”) returns do not reflect sales charges; if sales charges were reflected, the Fund’s quoted performance would be lower. SEC returns reflect the applicable sales charges for each share class. Returns for the different share classes will vary due to different expenses associated with each class. Performance assumes reinvestment of distributions and does not account for taxes.

8 | AB FLEXFEE INTERNATIONAL BOND PORTFOLIO	abfunds.com

HISTORICAL PERFORMANCE

AVERAGE ANNUAL RETURNS AS OF JUNE 30, 2019 (unaudited)

	NAV Returns	SEC Returns (reflects applicable sales charges)

ADVISOR CLASS SHARES[1]

1 Year	6.67%	6.67%

Since Inception[2]	4.19%	4.19%

SEC AVERAGE ANNUAL RETURNS

AS OF THE MOST RECENT CALENDAR QUARTER-END

JUNE 30, 2019 (unaudited)

SEC Returns (reflects applicable sales charges)

ADVISOR CLASS SHARES

1 Year	6.67%

Since Inception[2]	4.19%

The Fund’s current prospectus fee table shows the Fund’s total annual operating expense ratio as 1.11% for Advisor Class shares, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements limit the Fund’s annual operating expense ratio exclusive of the Fund’s advisory fees, acquired fund fees and expenses other than the advisory fees of any AB mutual funds in which the Fund may invest, interest expense, taxes, extraordinary expenses, and brokerage commissions wand other transaction costs to 0.10% for Advisor Class shares. These waivers/reimbursements may not be terminated before April 30, 2020. Any fees waived and expenses borne by the Adviser through December 31, 2018 may be reimbursed by the Fund until the end of the third fiscal year after the fiscal period in which the fee was waived or the expense was borne, provided that no reimbursement payment will be made that would cause the Fund’s total annual operating expenses to exceed these expense limitations. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratio shown above may differ from the expense ratio in the Financial Highlights section since they are based on different time periods.

1	This share class is offered at NAV to eligible investors and the SEC returns are the same as the NAV returns.

2	Inception date: 6/28/2017.

abfunds.com	AB FLEXFEE INTERNATIONAL BOND PORTFOLIO | 9

EXPENSE EXAMPLE

(unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including advisory fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the hypothetical example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

10 | AB FLEXFEE INTERNATIONAL BOND PORTFOLIO	abfunds.com

EXPENSE EXAMPLE (continued)

	Beginning Account Value 1/1/2019	Ending Account Value 6/30/2019	Expenses Paid During Period*	Annualized Expense Ratio*
Advisor Class
Actual	$1,000	$1,051.80	$1.02	0.20%
Hypothetical**	$1,000	$1,023.80	$1.00	0.20%

*	Expenses are equal to the classes’ annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

**	Assumes 5% annual return before expenses.

abfunds.com	AB FLEXFEE INTERNATIONAL BOND PORTFOLIO | 11

PORTFOLIO SUMMARY

June 30, 2019 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($mil): $47.8

1

All data are as of June 30, 2019. The Fund’s security type and country breakdowns are expressed as a percentage of total investments and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” weightings represent 1.7% or less in the following: Australia, Brazil, China, Denmark, Finland, Germany, Indonesia, Ireland, New Zealand, Nigeria, Norway, Qatar, Russia, Singapore, South Africa, South Korea, Supranational and Turkey.

12 | AB FLEXFEE INTERNATIONAL BOND PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS

June 30, 2019 (unaudited)

	Principal Amount (000)		U.S. $ Value

GOVERNMENTS – TREASURIES – 45.4%
Austria – 1.6%
Republic of Austria Government Bond 0.50%, 2/20/29(a)	EUR	429	$513,836
0.75%, 10/20/26(a)		160	195,849
2.40%, 5/23/34(a)		45	66,815

			776,500

Belgium – 3.5%
Kingdom of Belgium Government Bond Series 44 5.00%, 3/28/35(a)		170	326,332
Series 58 3.75%, 9/28/20(a)		949	1,136,979
Series 88 1.70%, 6/22/50(a)		166	222,464

			1,685,775

Canada – 5.0%
Canadian Government Bond 2.25%, 3/01/24	CAD	3,030	2,403,176

Finland – 1.0%
Finland Government Bond 0.50%, 9/15/29(a)	EUR	409	490,010

France – 1.6%
French Republic Government Bond OAT 1.25%, 5/25/34(a)		85	109,089
1.75%, 6/25/39(a)		475	658,072

			767,161

Indonesia – 0.6%
Indonesia Treasury Bond Series FR68 8.375%, 3/15/34	IDR	4,089,000	306,802

Ireland – 0.7%
Ireland Government Bond 1.00%, 5/15/26(a)	EUR	278	341,489

Italy – 4.8%
Italy Buoni Poliennali Del Tesoro 1.35%, 4/15/22		270	312,404
1.85%, 5/15/24		125	146,138
2.20%, 6/01/27		685	805,728
2.45%, 9/01/33(a)		315	362,571
3.35%, 3/01/35(a)		149	187,659
3.85%, 9/01/49(a)		351	462,166

			2,276,666

abfunds.com	AB FLEXFEE INTERNATIONAL BOND PORTFOLIO | 13

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)		U.S. $ Value

Japan – 11.4%
Japan Government Thirty Year Bond Series 62 0.50%, 3/20/49	JPY	36,550	$352,218
Japan Government Twenty Year Bond Series 112 2.10%, 6/20/29		158,050	1,798,857
Series 143 1.60%, 3/20/33		42,450	479,817
Series 144 1.50%, 3/20/33		34,350	383,894
Series 150 1.40%, 9/20/34		126,300	1,407,171
Series 158 0.50%, 9/20/36		73,300	720,418
Series 159 0.60%, 12/20/36		28,450	284,094

			5,426,469

Malaysia – 2.3%
Malaysia Government Bond Series 0114 4.181%, 7/15/24	MYR	127	31,672
Series 0119 3.906%, 7/15/26		626	154,660
Series 0217 4.059%, 9/30/24		127	31,527
Series 0218 3.757%, 4/20/23		233	57,054
Series 0219 3.885%, 8/15/29		895	220,798
Series 0313 3.48%, 3/15/23		1,830	443,557
Series 0316 3.90%, 11/30/26		584	143,611

			1,082,879

Netherlands – 4.5%
Netherlands Government Bond 0.75%, 7/15/27(a)	EUR	771	953,176
3.25%, 7/15/21(a)		987	1,214,235

			2,167,411

Russia – 0.3%
Russian Federal Bond – OFZ Series 6212 7.05%, 1/19/28	RUB	8,290	129,461

14 | AB FLEXFEE INTERNATIONAL BOND PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)		U.S. $ Value

Singapore – 0.7%
Singapore Government Bond 2.75%, 3/01/46	SGD	325	$247,293
3.375%, 9/01/33		90	75,146

			322,439

Spain – 5.2%
Spain Government Bond 1.95%, 4/30/26(a)	EUR	233	298,865
2.35%, 7/30/33(a)		819	1,131,260
4.40%, 10/31/23(a)		755	1,031,719

			2,461,844

United Kingdom – 2.1%
United Kingdom Gilt 1.50%, 7/22/47(a)	GBP	145	185,029
2.50%, 7/22/65(a)		46	80,588
3.25%, 1/22/44(a)		42	72,842
4.25%, 12/07/40(a)		91	176,277
4.50%, 12/07/42(a)		227	463,951
4.75%, 12/07/30(a)		21	37,666

			1,016,353

United States – 0.1%
U.S. Treasury Bonds 3.125%, 8/15/44	U.S.$	39	43,398

Total Governments – Treasuries (cost $20,625,424)			21,697,833

CORPORATES – INVESTMENT GRADE – 15.9%
Financial Institutions – 10.7%
Banking – 7.8%
Bank of America Corp. 2.375%, 6/19/24(a)	EUR	100	125,583
Series B 8.05%, 6/15/27	U.S.$	315	396,844
Series DD 6.30%, 3/10/26(b)		29	32,309
Series Z 6.50%, 10/23/24(b)		49	54,161
Bank of Scotland PLC 9.375%, 5/15/21(a)	GBP	90	130,244
Barclays Bank PLC 6.625%, 3/30/22(a)	EUR	81	106,184
Barclays PLC 2.625%, 11/11/25(a)		100	115,200

abfunds.com	AB FLEXFEE INTERNATIONAL BOND PORTFOLIO | 15

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)		U.S. $ Value

CaixaBank SA 1.125%, 5/17/24(a)	EUR	100	$117,603
Capital One Financial Corp. 0.80%, 6/12/24		150	171,781
Credit Agricole SA 3.00%, 2/02/25		135	165,557
Credit Suisse Group AG 2.125%, 9/12/25(a)	GBP	100	125,972
Danske Bank A/S 5.375%, 1/12/24(a)	U.S.$	200	215,437
Goldman Sachs Group, Inc. (The) 1.625%, 7/27/26(a)	EUR	180	216,994
2.905%, 7/24/23	U.S.$	32	32,315
HSBC Bank Capital Funding Sterling 2 LP 5.862%, 4/07/20(b)	GBP	91	118,936
HSBC Holdings PLC Series E 4.75%, 7/04/29(a)(b)	EUR	230	274,937
Intesa Sanpaolo SpA 3.125%, 7/14/22(a)	U.S.$	200	197,635
Morgan Stanley 1.875%, 3/30/23	EUR	100	120,913
Series G 1.75%, 3/11/24		100	121,140
NatWest Markets PLC 0.625%, 3/02/22(a)		200	228,504
Rabobank Capital Funding Trust IV 5.556%, 12/31/19(a)(b)	GBP	90	116,512
Santander Holdings USA, Inc. 4.40%, 7/13/27	U.S.$	110	114,892
Standard Chartered PLC 3.785%, 5/21/25(a)		200	204,326
UBS Group Funding Switzerland AG 7.125%, 8/10/21(a)(b)		200	210,098

			3,714,077

Finance – 0.2%
Synchrony Financial 4.375%, 3/19/24		18	18,898
4.50%, 7/23/25		81	85,028

			103,926

Insurance – 2.3%
ASR Nederland NV 5.125%, 9/29/45(a)	EUR	110	146,288
Assicurazioni Generali SpA Series E 5.50%, 10/27/47(a)		112	145,977

16 | AB FLEXFEE INTERNATIONAL BOND PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)		U.S. $ Value

Chubb INA Holdings, Inc. 0.875%, 6/15/27	EUR	125	$144,084
CNP Assurances 4.25%, 6/05/45(a)		100	129,551
Credit Agricole Assurances SA 4.75%, 9/27/48(a)		100	131,717
MetLife Capital Trust IV 7.875%, 12/15/37(a)	U.S.$	100	126,434
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen 3.25%, 5/26/49(a)	EUR	100	131,729
Nationwide Mutual Insurance Co. 9.375%, 8/15/39(a)	U.S.$	45	72,576
Voya Financial, Inc. 5.65%, 5/15/53		70	72,685

			1,101,041

REITS – 0.4%
Healthcare Trust of America Holdings LP 3.375%, 7/15/21		38	38,440
Spirit Realty LP 4.45%, 9/15/26		3	3,135
VEREIT Operating Partnership LP 4.60%, 2/06/24		7	7,426
WPC Eurobond BV 2.125%, 4/15/27	EUR	110	131,285

			180,286

			5,099,330

Industrial – 5.2%
Basic – 0.3%
Glencore Finance Europe Ltd. 1.875%, 9/13/23(a)		100	119,443
Glencore Funding LLC 4.625%, 4/29/24(a)	U.S.$	10	10,585

			130,028

Communications - Media – 0.2%
Charter Communications Operating LLC/Charter Communications Operating Capital 4.908%, 7/23/25		90	97,666

Communications - Telecommunications – 0.7%
AT&T, Inc. 3.40%, 5/15/25		229	235,275
3.55%, 6/01/24		45	46,752

abfunds.com	AB FLEXFEE INTERNATIONAL BOND PORTFOLIO | 17

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)		U.S. $ Value

Bell Canada, Inc. Series M-26 3.35%, 3/22/23	CAD	45	$35,603
Rogers Communications, Inc. 4.00%, 6/06/22		10	8,026

			325,656

Consumer Cyclical - Automotive – 0.7%
General Motors Co. 4.20%, 10/01/27	U.S.$	35	35,350
General Motors Financial Co., Inc. 2.20%, 4/01/24(a)	EUR	100	119,649
3.70%, 5/09/23	U.S.$	17	17,256
5.10%, 1/17/24		69	73,776
Volkswagen Leasing GmbH 2.625%, 1/15/24(a)	EUR	55	67,787

			313,818

Consumer Non-Cyclical – 1.3%
Allergan Funding SCS 2.625%, 11/15/28		135	169,008
Altria Group, Inc. 1.70%, 6/15/25		140	165,510
Medtronic Global Holdings SCA 1.125%, 3/07/27		125	148,184
Philip Morris International, Inc. 0.625%, 11/08/24		100	116,215
Reynolds American, Inc. 4.45%, 6/12/25	U.S.$	45	47,733

			646,650

Energy – 0.3%
Energy Transfer Operating LP 4.25%, 3/15/23		15	15,654
4.90%, 2/01/24		10	10,726
Noble Energy, Inc. 3.90%, 11/15/24		20	20,857
Plains All American Pipeline LP/PAA Finance Corp. 3.60%, 11/01/24		20	20,385
3.85%, 10/15/23		10	10,323
Southern Star Central Corp. 5.125%, 7/15/22(a)		10	10,091
Williams Cos., Inc. (The) 3.90%, 1/15/25		45	47,122

			135,158

18 | AB FLEXFEE INTERNATIONAL BOND PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)		U.S. $ Value

Services – 0.0%
Expedia Group, Inc. 3.80%, 2/15/28	U.S.$	13	$13,229

Technology – 1.7%
Apple, Inc. 2.513%, 8/19/24	CAD	120	93,103
Broadcom Corp./Broadcom Cayman Finance Ltd. 3.875%, 1/15/27	U.S.$	10	9,797
Dell International LLC/EMC Corp. 6.02%, 6/15/26(a)		45	49,554
Fidelity National Information Services, Inc. 1.50%, 5/21/27	EUR	105	124,621
Fiserv, Inc. 1.125%, 7/01/27		105	120,971
International Business Machines Corp. 0.875%, 1/31/25(c)		160	187,889
KLA-Tencor Corp. 4.65%, 11/01/24	U.S.$	20	21,899
NXP BV/NXP Funding LLC/NXP USA, Inc. 3.875%, 6/18/26(a)		52	53,443
Seagate HDD Cayman 4.75%, 1/01/25		10	10,087
4.875%, 3/01/24		80	82,082
Western Digital Corp. 4.75%, 2/15/26		68	66,778

			820,224

			2,482,429

Total Corporates – Investment Grade (cost $7,435,067)			7,581,759

LOCAL GOVERNMENTS – PROVINCIAL BONDS – 6.2%
Canada – 6.2%
Province of British Columbia Canada Series T 9.00%, 8/23/24	CAD	912	939,537
Province of Manitoba Canada 3.85%, 12/01/21		345	276,760
Province of Ontario Canada 2.60%, 6/02/25		314	248,869
3.15%, 6/02/22		316	251,223
Province of Quebec Canada 2.75%, 9/01/25		201	160,921
4.50%, 12/01/19		1,412	1,090,446

Total Local Governments – Provincial Bonds (cost $2,976,523)			2,967,756

abfunds.com	AB FLEXFEE INTERNATIONAL BOND PORTFOLIO | 19

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)		U.S. $ Value

INFLATION-LINKED SECURITIES – 5.2%
Japan – 5.0%
Japanese Government CPI Linked Bond Series 20 0.10%, 3/10/25	JPY	12,420	$118,944
Series 21 0.10%, 3/10/26		169,954	1,637,037
Series 23 0.10%, 3/10/28		62,576	606,241

			2,362,222

New Zealand – 0.2%
New Zealand Government Inflation Linked Bond Series 925 2.00%, 9/20/25(a)	NZD	136	107,980

Total Inflation-Linked Securities (cost $2,349,223)			2,470,202

COVERED BONDS – 4.6%
Australia & New Zealand Banking Group Ltd. 3.625%, 7/18/22(a)	EUR	100	127,471
Bank of Montreal 0.75%, 9/21/22(a)		155	182,343
Credit Suisse AG/Guernsey 0.75%, 9/17/21(a)		160	186,466
Danske Bank A/S 0.125%, 2/14/22(a)		160	184,251
DNB Boligkreditt AS 2.75%, 3/21/22(a)		145	179,026
National Bank of Canada 1.50%, 3/25/21(a)		100	117,478
Nationwide Building Society 4.375%, 2/28/22(a)		250	319,927
Santander UK PLC 4.25%, 4/12/21(a)		250	307,746
Stadshypotek AB 0.625%, 11/10/21(a)		260	303,023
Turkiye Vakiflar Bankasi TAO 2.375%, 5/04/21(a)		100	112,224
UBS AG/London 1.375%, 4/16/21(a)		65	76,253
4.00%, 4/08/22(a)		75	95,556

Total Covered Bonds (cost $2,182,261)			2,191,764

20 | AB FLEXFEE INTERNATIONAL BOND PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)		U.S. $ Value

COLLATERALIZED MORTGAGE OBLIGATIONS – 4.4%
Risk Share Floating Rate – 4.4%
Bellemeade Re Ltd. Series 2018-2A, Class M1B 3.754% (LIBOR 1 Month + 1.35%), 8/25/28(a)(d)	U.S.$	150	$150,317
Series 2019-1A, Class M1B 4.154% (LIBOR 1 Month + 1.75%), 3/25/29(a)(d)		150	151,111
Eagle RE Ltd. Series 2018-1, Class M1 4.104% (LIBOR 1 Month + 1.70%), 11/25/28(a)(d)		160	160,000
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2016-DNA2, Class M3 7.054% (LIBOR 1 Month + 4.65%), 10/25/28(d)		350	377,903
Federal National Mortgage Association Connecticut Avenue Securities Series 2015-C02, Class 1M2 6.404% (LIBOR 1 Month + 4.00%), 5/25/25(d)		191	203,304
Series 2015-C02, Class 2M2 6.404% (LIBOR 1 Month + 4.00%), 5/25/25(d)		55	56,937
Series 2015-C04, Class 2M2 7.954% (LIBOR 1 Month + 5.55%), 4/25/28(d)		235	255,280
Series 2016-C01, Class 1M2 9.154% (LIBOR 1 Month + 6.75%), 8/25/28(d)		94	106,076
Series 2016-C05, Class 2M2 6.854% (LIBOR 1 Month + 4.45%), 1/25/29(d)		348	370,548
Series 2017-C01, Class 1M2 5.954% (LIBOR 1 Month + 3.55%), 7/25/29(d)		85	89,970
PMT Credit Risk Transfer Trust Series 2019-1R, Class A 4.429% (LIBOR 1 Month + 2.00%), 3/27/24(d)(e)		162	161,651

Total Collateralized Mortgage Obligations (cost $2,093,231)			2,083,097

abfunds.com	AB FLEXFEE INTERNATIONAL BOND PORTFOLIO | 21

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)		U.S. $ Value

GOVERNMENTS – SOVEREIGN AGENCIES – 4.1%
Canada – 4.1%
Canada Housing Trust No. 1 1.25%, 6/15/21(a)	CAD	1,190	$902,207
3.80%, 6/15/21(a)		1,325	1,053,922

Total Governments – Sovereign Agencies (cost $1,991,287)			1,956,129

CORPORATES – NON-INVESTMENT GRADE – 3.9%
Industrial – 2.2%
Basic – 0.3%
Smurfit Kappa Acquisitions ULC 2.875%, 1/15/26(a)	EUR	100	123,844

Capital Goods – 0.1%
TransDigm, Inc. 6.25%, 3/15/26(a)	U.S.$	59	61,819

Consumer Cyclical - Automotive – 0.7%
Panther BF Aggregator 2 LP/Panther Finance Co., Inc. 4.375%, 5/15/26(a)	EUR	100	117,312
Tenneco, Inc. 5.00%, 7/15/24(a)		100	112,004
Volvo Car AB Series E 2.00%, 1/24/25(a)		100	115,560

			344,876

Consumer Cyclical - Other – 0.2%
International Game Technology PLC 3.50%, 7/15/24(a)		100	121,032

Consumer Non-Cyclical – 0.4%
Leisureworld Senior Care LP Series B 3.474%, 2/03/21	CAD	150	116,583
Spectrum Brands, Inc. 5.75%, 7/15/25	U.S.$	62	64,422

			181,005

Energy – 0.3%
Hess Infrastructure Partners LP/Hess Infrastructure Partners Finance Corp. 5.625%, 2/15/26(a)		35	36,096

22 | AB FLEXFEE INTERNATIONAL BOND PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)		U.S. $ Value

PDC Energy, Inc. 5.75%, 5/15/26	U.S.$	50	$49,611
SM Energy Co. 6.625%, 1/15/27		31	28,691
Transocean Poseidon Ltd. 6.875%, 2/01/27(a)		36	38,076

			152,474

Transportation - Services – 0.2%
XPO Logistics, Inc. 6.75%, 8/15/24(a)		70	74,628

			1,059,678

Financial Institutions – 1.7%
Banking – 1.4%
Allied Irish Banks PLC Series E 7.375%, 12/03/20(a)(b)	EUR	200	245,561
Banco Bilbao Vizcaya Argentaria SA 5.875%, 5/24/22(a)(b)		200	235,394
Goldman Sachs Group, Inc. (The) Series L 6.429% (LIBOR 3 Month + 3.88%), 7/29/19(b)(d)	U.S.$	115	115,052
Series P 5.00%, 11/10/22(b)		24	23,025
Series Q 5.50%, 8/10/24(b)		38	39,014

			658,046

Finance – 0.1%
Navient Corp. 6.625%, 7/26/21		45	47,873

REITS – 0.2%
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. 5.75%, 2/01/27(a)		69	74,317

			780,236

Total Corporates – Non-Investment Grade (cost $1,823,500)			1,839,914

GOVERNMENTS – SOVEREIGN BONDS – 1.6%
Germany – 0.6%
Kreditanstalt fuer Wiederaufbau Zero Coupon, 5/25/21(a)	EUR	251	288,787

abfunds.com	AB FLEXFEE INTERNATIONAL BOND PORTFOLIO | 23

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)		U.S. $ Value

Indonesia – 0.6%
Indonesia Government International Bond 5.875%, 1/15/24(a)	U.S.$	250	$280,469

Qatar – 0.4%
Qatar Government International Bond 3.875%, 4/23/23(a)		200	209,808

Total Governments – Sovereign Bonds (cost $748,030)			779,064

SUPRANATIONALS – 1.6%
Supranational – 1.6%
European Financial Stability Facility 0.125%, 10/17/23(a)	EUR	259	301,727
European Investment Bank 1.25%, 5/12/25(a)	SEK	4,130	473,034

Total Supranationals (cost $768,316)			774,761

QUASI-SOVEREIGNS – 1.4%
Quasi-Sovereign Bonds – 1.4%
China – 1.0%
China Development Bank Series 1903 3.30%, 2/01/24	CNY	400	57,575
Series 1904 3.68%, 2/26/26		2,900	418,585

			476,160

South Korea – 0.4%
Export-Import Bank of Korea 3.70%, 2/19/21(a)	AUD	270	195,418

Total Quasi-Sovereigns (cost $687,761)			671,578

COMMERCIAL MORTGAGE-BACKED SECURITIES – 1.2%
Non-Agency Fixed Rate CMBS – 0.6%
Commercial Mortgage Trust Series 2013-CR10, Class A4 4.21%, 8/10/46	U.S.$	200	214,261
GS Mortgage Securities Trust Series 2013-GC12, Class C 4.179%, 6/10/46(c)		20	20,335
LB-UBS Commercial Mortgage Trust Series 2006-C6, Class AJ 5.452%, 9/15/39(c)		83	57,448

			292,044

24 | AB FLEXFEE INTERNATIONAL BOND PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)		U.S. $ Value

Non-Agency Floating Rate CMBS – 0.6%
GS Mortgage Securities Corp Trust Series 2019-BOCA, Class A 3.65% (LIBOR 1 Month + 1.20%), 6/15/38(a)(d)	U.S.$	165	$165,108
Invitation Homes Trust Series 2018-SFR4, Class E 4.344% (LIBOR 1 Month + 1.95%), 1/17/38(a)(c)(d)		115	115,018

			280,126

Total Commercial Mortgage-Backed Securities (cost $572,849)			572,170

LOCAL GOVERNMENTS – REGIONAL BONDS – 1.0%
Sweden – 1.0%
Kommuninvest I Sverige AB Series 2410 1.00%, 10/02/24(a) (cost $467,950)	SEK	4,220	475,045

EMERGING MARKETS – TREASURIES – 0.8%
South Africa – 0.8%
Republic of South Africa Government Bond Series 2048 8.75%, 2/28/48 (cost $371,128)	ZAR	5,862	378,701

EMERGING MARKETS – SOVEREIGNS – 0.6%
Brazil – 0.4%
Brazilian Government International Bond 4.625%, 1/13/28	U.S.$	200	210,000

Nigeria – 0.2%
Nigeria Government International Bond 5.625%, 6/27/22		95	98,295

Total Emerging Markets – Sovereigns (cost $292,849)			308,295

ASSET-BACKED SECURITIES – 0.2%
Other ABS - Fixed Rate – 0.2%
SoFi Consumer Loan Program Trust Series 2018-1, Class B 3.65%, 2/25/27(a)(c) (cost $115,000)		115	117,569

abfunds.com	AB FLEXFEE INTERNATIONAL BOND PORTFOLIO | 25

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)		U.S. $ Value

BANK LOANS – 0.2%
Industrial – 0.2%
Consumer Non-Cyclical – 0.2%
athenahealth, Inc. 7.045% (LIBOR 3 Month + 4.50%), 2/11/26(f)	U.S.$	67	$66,429
Regionalcare Hospital Partners Holdings, Inc. 6.904% (LIBOR 1 Month + 4.50%), 11/16/25(f)		50	49,421

Total Bank Loans (cost $114,780)			115,850

		Notional Amount
OPTIONS PURCHASED – CALLS – 0.1%
Swaptions – 0.1%
IRS Swaption Expiration: Jul 2019; Contracts: 5,210,000; Exercise Rate: 1.96%; Counterparty: Citibank, NA(g) (premium paid $37,958)	USD	5,210,000	37,428

		Principal Amount (000)
EMERGING MARKETS – CORPORATE BONDS – 0.0%
Utility – 0.0%
Electric – 0.0%
Terraform Global Operating LLC 6.125%, 3/01/26(e) (cost $18,000)	U.S.$	18	18,059

		Shares
SHORT-TERM INVESTMENTS – 0.0%
Investment Companies – 0.0%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 2.33%(h)(i)(j) (cost $8,423)		8,423	8,423

Total Investments – 98.4% (cost $45,679,560)			47,045,397
Other assets less liabilities – 1.6%			762,800

Net Assets – 100.0%			$47,808,197

26 | AB FLEXFEE INTERNATIONAL BOND PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

FUTURES (see Note C)

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Euro BTP Futures	3	September 2019	$458,138	$19,172
Euro-Bund Futures	16	September 2019	3,142,762	33,158
Euro-OAT Futures	2	September 2019	374,947	5,822
Long Gilt Futures	7	September 2019	1,158,321	8,547
U.S. T-Note 2 Yr (CBT) Futures	23	September 2019	4,949,133	40,445
U.S. Ultra Bond (CBT) Futures	6	September 2019	1,065,375	38,297

Sold Contracts
10 Yr Canadian Bond Futures	5	September 2019	545,722	(5,116)
Euro Buxl 30 Yr Bond Futures	15	September 2019	3,460,764	(98,928)
Euro-BOBL Futures	2	September 2019	305,743	(1,251)
U.S. 10 Yr Ultra Futures	47	September 2019	6,491,875	(196,148)
U.S. T-Note 5 Yr (CBT) Futures	6	September 2019	708,938	(8,767)
U.S. T-Note 10 Yr (CBT) Futures	8	September 2019	1,023,750	(25,695)

				$(190,464)

FORWARD CURRENCY EXCHANGE CONTRACTS (see Note C)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	USD	466	RUB	30,323	8/06/19	$11,201
Barclays Bank PLC	USD	2,121	EUR	1,890	7/10/19	29,137
Barclays Bank PLC	PLN	1,333	USD	347	7/11/19	(9,622)
Barclays Bank PLC	INR	16,082	USD	230	7/16/19	(2,973)
Barclays Bank PLC	USD	241	RUB	15,339	8/06/19	(4)
BNP Paribas SA	CAD	7,566	USD	5,622	7/24/19	(158,879)
BNP Paribas SA	CHF	478	USD	492	9/12/19	(935)
BNP Paribas SA	ZAR	3,449	USD	239	9/18/19	(3,746)
Brown Brothers Harriman & Co.	CZK	4,320	EUR	167	7/10/19	(2,890)
Brown Brothers Harriman & Co.	EUR	1,703	USD	1,920	7/10/19	(17,486)
Brown Brothers Harriman & Co.	USD	1,252	EUR	1,105	7/10/19	4,784
Brown Brothers Harriman & Co.	USD	402	EUR	353	7/10/19	(141)
Brown Brothers Harriman & Co.	EUR	211	CZK	5,413	7/11/19	2,405
Brown Brothers Harriman & Co.	PLN	398	USD	105	7/11/19	(1,758)
Brown Brothers Harriman & Co.	USD	238	HUF	67,777	7/11/19	544
Brown Brothers Harriman & Co.	USD	688	PLN	2,613	7/11/19	11,653
Brown Brothers Harriman & Co.	ILS	1,691	USD	477	7/16/19	2,567
Brown Brothers Harriman & Co.	CAD	330	USD	246	7/24/19	(5,681)
Brown Brothers Harriman & Co.	CNH	402	USD	59	8/09/19	24
Brown Brothers Harriman & Co.	CNH	2,922	USD	425	8/09/19	(722)
Brown Brothers Harriman & Co.	SGD	313	USD	231	8/22/19	(195)
Brown Brothers Harriman & Co.	USD	473	SGD	642	8/22/19	1,651
Brown Brothers Harriman & Co.	MXN	8,768	USD	438	8/29/19	(14,282)
Brown Brothers Harriman & Co.	USD	444	MXN	8,913	8/29/19	16,148
Brown Brothers Harriman & Co.	AUD	281	USD	195	9/05/19	(2,566)
Brown Brothers Harriman & Co.	USD	240	AUD	343	9/05/19	1,151

abfunds.com	AB FLEXFEE INTERNATIONAL BOND PORTFOLIO | 27

PORTFOLIO OF INVESTMENTS (continued)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Brown Brothers Harriman & Co.	NZD	145	USD	96	9/09/19	$(1,673)
Brown Brothers Harriman & Co.	USD	482	CHF	475	9/12/19	7,598
Brown Brothers Harriman & Co.	ZAR	1,903	USD	132	9/18/19	(2,088)
Citibank, NA	EUR	16,924	USD	19,199	7/10/19	(58,059)
Citibank, NA	USD	465	INR	32,776	7/16/19	8,956
Citibank, NA	CAD	3,135	USD	2,327	7/24/19	(68,890)
Citibank, NA	IDR	3,382,317	USD	228	8/22/19	(10,354)
Citibank, NA	SEK	8,381	USD	910	9/20/19	2,524
Credit Suisse International	EUR	1,959	USD	2,209	7/10/19	(20,121)
Credit Suisse International	NZD	67	AUD	64	7/29/19	(102)
Deutsche Bank AG	AUD	64	NZD	67	7/29/19	100
Goldman Sachs Bank USA	INR	16,518	USD	235	7/16/19	(3,823)
Goldman Sachs Bank USA	USD	849	KRW	991,494	8/26/19	8,685
Goldman Sachs Bank USA	JPY	836,259	USD	7,865	9/12/19	66,933
JPMorgan Chase Bank, NA	EUR	455	USD	510	7/10/19	(7,584)
JPMorgan Chase Bank, NA	HUF	67,894	USD	236	7/11/19	(3,525)
JPMorgan Chase Bank, NA	USD	784	CAD	1,044	7/24/19	13,617
JPMorgan Chase Bank, NA	IDR	706,140	USD	48	8/22/19	(1,372)
JPMorgan Chase Bank, NA	KRW	140,865	USD	119	8/26/19	(3,316)
JPMorgan Chase Bank, NA	GBP	1,173	USD	1,498	8/28/19	3,928
JPMorgan Chase Bank, NA	USD	479	TWD	15,007	9/11/19	7,559
Morgan Stanley Capital Services LLC	BRL	3,224	USD	841	7/02/19	1,698
Morgan Stanley Capital Services LLC	BRL	3,070	USD	760	7/02/19	(39,642)
Morgan Stanley Capital Services LLC	USD	831	BRL	3,224	7/02/19	8,707
Morgan Stanley Capital Services LLC	USD	801	BRL	3,070	7/02/19	(1,617)
Morgan Stanley Capital Services LLC	EUR	397	USD	446	7/10/19	(6,244)
Morgan Stanley Capital Services LLC	USD	479	PLN	1,807	7/11/19	4,780
Morgan Stanley Capital Services LLC	RUB	7,962	USD	120	8/06/19	(4,972)
Morgan Stanley Capital Services LLC	MYR	2,105	USD	512	8/21/19	3,022
Morgan Stanley Capital Services LLC	MYR	995	USD	239	8/21/19	(1,284)
Royal Bank of Scotland PLC	BRL	922	USD	241	7/02/19	1,002
Royal Bank of Scotland PLC	USD	241	BRL	922	7/02/19	(486)
Royal Bank of Scotland PLC	USD	241	BRL	922	8/02/19	(1,001)
Standard Chartered Bank	BRL	769	USD	201	7/02/19	405
Standard Chartered Bank	USD	201	BRL	769	7/02/19	(531)
Standard Chartered Bank	EUR	80	USD	90	7/10/19	(767)
Standard Chartered Bank	INR	16,336	USD	231	7/16/19	(5,396)
Standard Chartered Bank	USD	232	INR	16,400	7/16/19	5,348
Standard Chartered Bank	SGD	1,739	USD	1,276	8/22/19	(10,516)
Standard Chartered Bank	USD	230	IDR	3,408,221	8/22/19	9,411
Standard Chartered Bank	TWD	40,892	USD	1,303	9/11/19	(21,571)
Standard Chartered Bank	USD	486	TWD	15,001	9/11/19	59
UBS AG	USD	356	TWD	11,005	9/11/19	485

						$(260,732)

28 | AB FLEXFEE INTERNATIONAL BOND PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

INTEREST RATE SWAPTIONS WRITTEN (see Note C)

Description	Index	Counter- Party	Strike Rate	Expiration Date	Notional Amount (000)		Premiums Received	Market Value
Call
OTC – 1 Year Interest Rate Swap	3 Month LIBOR	Citibank, NA	2.21%	7/29/19	USD	2,110	$34,792	$(34,784)

CURRENCY OPTIONS WRITTEN (see Note C)

Description/ Counterparty	Exercise Price		Expiration Month	Contracts	Notional Amount (000)		Premiums Received	U.S. $ Value
Call
NZD vs. AUD/ Deutsche Bank AG(k)	NZD	1.010	07/2019	328,250	NZD	328	$1,080	$(47)
Put
NZD vs. CAD/ JPMorgan Chase Bank, NA(k)	NZD	1.163	07/2019	340,000	NZD	340	1,541	(268)

							$2,621	$(315)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS (see Note C)

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at June 30, 2019	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
CDX-NAHY Series 32, 5 Year Index, 6/20/24*	(5.00)%	Quarterly	3.25%	USD	1,380	$(106,312)	$(61,321)	$(44,991)
iTraxx Australia Series 31, 5 Year Index, 6/20/24*	(1.00)	Quarterly	0.63	USD	4,500	(78,627)	(48,054)	(30,573)

Sale Contracts
CDX-NAIG Series 32, 5 Year Index, 6/20/24*	1.00	Quarterly	0.55	USD	4,500	97,416	75,259	22,157

						$(87,523)	$(34,116)	$(53,407)

*	Termination date

abfunds.com	AB FLEXFEE INTERNATIONAL BOND PORTFOLIO | 29

PORTFOLIO OF INVESTMENTS (continued)

CENTRALLY CLEARED INTEREST RATE SWAPS (see Note C)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
USD	4,710	9/10/20	3 Month LIBOR	2.824%	Quarterly/ Semi-Annual	$81,067	$—	$81,067
USD	1,960	9/10/23	3 Month LIBOR	2.883%	Quarterly/ Semi-Annual	105,741	—	105,741
EUR	1,600	1/15/24	6 Month EURIBOR	0.201%	Semi-Annual/ Annual	42,701	—	42,701
GBP	130	12/27/47	1.419%	6 Month LIBOR	Semi-Annual/ Semi-Annual	(7,643)	—	(7,643)
EUR	1,550	6/08/48	6 Month EURIBOR	1.545%	Semi-Annual/ Annual	397,486	—	397,486
USD	890	9/10/48	2.980%	3 Month LIBOR	Semi-Annual/ Quarterly	(160,155)	—	(160,155)
USD	1,820	5/24/21	2.288%	3 Month LIBOR	Semi-Annual/ Quarterly	(15,177)	—	(15,177)
CAD	1,990	5/22/24	3 Month CDOR	1.980%	Semi-Annual/ Semi-Annual	18,958	—	18,958
USD	750	5/24/24	2.200%	3 Month LIBOR	Semi-Annual/ Quarterly	(15,445)	—	(15,445)

						$447,533	$—	$447,533

CREDIT DEFAULT SWAPS (see Note C)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at June 30, 2019	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Deutsche Bank AG
CDX-CMBX.NA.A Series 6, 5/11/63*	2.00%	Monthly	1.98%	USD	100	$163	$(3,925)	$4,088
Morgan Stanley & Co. International PLC
CDX-CMBX.NA.A Series 6, 5/11/63*	2.00	Monthly	1.98	USD	360	588	(18,115)	18,703
CDX-CMBX.NA.A Series 6, 5/11/63*	2.00	Monthly	1.98	USD	470	768	(22,613)	23,381
CDX-CMBX.NA.A Series 6, 5/11/63*	2.00	Monthly	1.98	USD	3	5	(56)	61

						$1,524	$(44,709)	$46,233

*	Termination date

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2019, the aggregate market value of these securities amounted to $23,113,919 or 48.3% of net assets.

30 | AB FLEXFEE INTERNATIONAL BOND PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

(b)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.

(c)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.

(d)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at June 30, 2019.

(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.38% of net assets as of June 30, 2019, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
PMT Credit Risk Transfer Trust Series 2019-1R, Class A 4.429%, 3/27/24	3/29/19	$162,215	$161,651	0.34%
Terraform Global Operating LLC 6.125%, 3/01/26	2/22/18	18,000	18,059	0.04%

(f)	The stated coupon rate represents the greater of the LIBOR or the LIBOR floor rate plus a spread at June 30, 2019.

(g)	Non-income producing security.

(h)	The rate shown represents the 7-day yield as of period end.

(i)	Affiliated investments.

(j)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

(k)	One contract relates to 1 share.

Currency Abbreviations:

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CHF – Swiss Franc

CNH – Chinese Yuan Renminbi (Offshore)

CNY – Chinese Yuan Renminbi

CZK – Czech Koruna

EUR – Euro

GBP – Great British Pound

HUF – Hungarian Forint

IDR – Indonesian Rupiah

ILS – Israeli Shekel

INR – Indian Rupee

JPY – Japanese Yen

KRW – South Korean Won

MXN – Mexican Peso

MYR – Malaysian Ringgit

NZD – New Zealand Dollar

PLN – Polish Zloty

RUB – Russian Ruble

SEK – Swedish Krona

SGD – Singapore Dollar

TWD – New Taiwan Dollar

USD – United States Dollar

ZAR – South African Rand

Glossary:

ABS – Asset-Backed Securities

BOBL – Bundesobligationen

BTP – Buoni del Tesoro Poliennali

CBT – Chicago Board of Trade

CDOR – Canadian Dealer Offered Rate

CDX-CMBX.NA – North American Commercial Mortgage-Backed Index

CDX-NAHY – North American High Yield Credit Default Swap Index

CDX-NAIG – North American Investment Grade Credit Default Swap Index

CMBS – Commercial Mortgage-Backed Securities

CPI – Consumer Price Index

EURIBOR – Euro Interbank Offered Rate

IRS – Interest Rate Swaption

LIBOR – London Interbank Offered Rates

OAT – Obligations Assimilables du Trésor

REIT – Real Estate Investment Trust

See notes to financial statements.

abfunds.com	AB FLEXFEE INTERNATIONAL BOND PORTFOLIO | 31

STATEMENT OF ASSETS & LIABILITIES

June 30, 2019 (unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $45,671,137)	$47,036,974
Affiliated issuers (cost $8,423)	8,423
Cash	10,196
Cash collateral due from broker	450,208
Foreign currencies, at value (cost $442,099)	441,830
Unaffiliated interest receivable	409,022
Unrealized appreciation on forward currency exchange contracts	236,082
Receivable for investment securities sold	207,889
Receivable from Adviser	23,293
Receivable for variation margin on centrally cleared swaps	4,530
Affiliated dividends receivable	1,789
Market value of credit default swaps (net premiums received $44,709)	1,524
Receivable for capital stock sold	65
Receivable for variation margin on futures	55

Total assets	48,831,880

Liabilities
Swaptions written, at value (premiums received $34,792)	34,784
Options written, at value (premiums received $2,621)	315
Unrealized depreciation on forward currency exchange contracts	496,814
Payable for investment securities purchased and foreign currency transactions	327,041
Dividends payable	44,646
Directors’ fee payable	6,958
Transfer Agent fee payable	1,426
Payable for variation margin on futures	310
Accrued expenses and other liabilities	111,389

Total liabilities	1,023,683

Net Assets	$47,808,197

Composition of Net Assets
Capital stock, at par	$4,735
Additional paid-in capital	47,155,202
Distributable earnings	648,260

$47,808,197

Net Asset Value Per Share—33 billion shares of capital stock authorized, $.001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

Advisor	$47,808,197	4,734,874	$10.10

See notes to financial statements.

32 | AB FLEXFEE INTERNATIONAL BOND PORTFOLIO	abfunds.com

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2019 (unaudited)

Investment Income
Interest (net of foreign taxes withheld of $4,136)	$440,383
Dividends
Affiliated issuers	4,629	$445,012

Expenses
Advisory fee (see Note B)	23,223
Transfer agency—Advisor Class	10,104
Custodian	57,292
Administrative	42,064
Legal	33,375
Audit and tax	28,002
Registration fees	12,605
Directors’ fees	12,521
Printing	11,735
Miscellaneous	22,063

Total expenses	252,984
Less: expenses waived and reimbursed by the Adviser (see Note B)	(206,697)

Net expenses		46,287

Net investment income		398,725

Realized and Unrealized Gain (Loss) on Investment and Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions		91,083 (a)
Forward currency exchange contracts		582,647
Futures		(455,107)
Options written		26,738
Swaps		(5,871)
Swaptions written		(16,977)
Foreign currency transactions		(439,950)
Net change in unrealized appreciation/depreciation on:
Investments		2,394,083 (b)
Forward currency exchange contracts		(462,318)
Futures		(117,558)
Options written		(16,956)
Swaps		361,894
Swaptions written		26,204
Foreign currency denominated assets and liabilities		2,326

Net gain on investment and foreign currency transactions		1,970,238

Net Increase in Net Assets from Operations		$2,368,963

(a)	Includes foreign capital gains taxes of $217.

(b)	Includes of increase in accrued foreign capital gains of $416.

See notes to financial statements.

abfunds.com	AB FLEXFEE INTERNATIONAL BOND PORTFOLIO | 33

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2019 (unaudited)		Year Ended December 31, 2018
Increase (Decrease) in Net Assets from Operations
Net investment income	$398,725		$839,594
Net realized gain (loss) on investment and foreign currency transactions	(217,437)		1,223,488
Net change in unrealized appreciation/depreciation on investments and foreign currency denominated assets and liabilities	2,187,675		(1,092,783)

Net increase in net assets from operations	2,368,963		970,299
Distributions to Shareholders
Advisor Class	(280,762)		(2,305,754)
Return of Capital
Advisor Class	– 0	–	(77,538)
Capital Stock Transactions
Net increase (decrease)	(223,236)		2,475,327

Total increase	1,864,965		1,062,334
Net Assets
Beginning of period	45,943,232		44,880,898

End of period	$47,808,197		$45,943,232

See notes to financial statements.

34 | AB FLEXFEE INTERNATIONAL BOND PORTFOLIO	abfunds.com

NOTES TO FINANCIAL STATEMENTS

June 30, 2019 (unaudited)

NOTE A

Significant Accounting Policies

AB Bond Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940 as an open-end management investment company. The Company, which is a Maryland corporation, operates as a series company comprised of 10 portfolios currently in operation. Each portfolio is considered to be a separate entity for financial reporting and tax purposes. This report relates only to the AB FlexFee International Bond Portfolio (the “Fund”), a diversified portfolio. The Fund commenced operations on June 28, 2017. The Fund has authorized issuance of Class A, Class B, Class C, Advisor Class, Class R, Class K, Class I, Class Z, Class T, Class 1, and Class 2 shares. Class A, Class B, Class C, Class R, Class K, Class I, Class Z, Class T, Class 1 and Class 2 shares have not been issued. Advisor Class shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. All eleven classes of shares have identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at “fair value” as determined in accordance with procedures established by and under the general supervision of the Fund’s Board of Directors (the “Board”).

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over

abfunds.com	AB FLEXFEE INTERNATIONAL BOND PORTFOLIO | 35

NOTES TO FINANCIAL STATEMENTS (continued)

the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, the Adviser will have discretion to determine the best valuation (e.g., last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short term securities that have an original maturity of 60 days or less, as well as short term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Such factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open end mutual funds are valued at the closing net asset value per share, while exchange traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund generally values many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

36 | AB FLEXFEE INTERNATIONAL BOND PORTFOLIO	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input,

abfunds.com	AB FLEXFEE INTERNATIONAL BOND PORTFOLIO | 37

NOTES TO FINANCIAL STATEMENTS (continued)

such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange-traded options generally will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Valuations of mortgage-backed or other asset-backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset-backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Bank loan prices are provided by third party pricing services and consist of a composite of the quotes received by the vendor into a consensus price. Certain bank loans are classified as Level 3, as significant input used in the fair value measurement of these instruments is the market quotes that are received by the vendor and these inputs are not observable.

38 | AB FLEXFEE INTERNATIONAL BOND PORTFOLIO	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2019:

Investments in Securities	Level 1			Level 2		Level 3			Total
Assets:
Governments – Treasuries	$	– 0	–	$21,697,833		$	– 0	–	$21,697,833
Corporates – Investment Grade		– 0	–	7,393,870			187,889		7,581,759
Local Governments – Provincial Bonds		– 0	–	2,967,756			– 0	–	2,967,756
Inflation-Linked Securities		– 0	–	2,470,202			– 0	–	2,470,202
Covered Bonds		– 0	–	2,191,764			– 0	–	2,191,764
Collateralized Mortgage Obligations		– 0	–	2,083,097			– 0	–	2,083,097
Governments – Sovereign Agencies		– 0	–	1,956,129			– 0	–	1,956,129
Corporates – Non-Investment Grade		– 0	–	1,839,914			– 0	–	1,839,914
Governments – Sovereign Bonds		– 0	–	779,064			– 0	–	779,064
Supranationals		– 0	–	774,761			– 0	–	774,761
Quasi-Sovereigns		– 0	–	671,578			– 0	–	671,578
Commercial Mortgage-Backed Securities		– 0	–	379,369			192,801		572,170
Local Governments – Regional Bonds		– 0	–	475,045			– 0	–	475,045
Emerging Markets – Treasuries		– 0	–	378,701			– 0	–	378,701
Emerging Markets – Sovereigns		– 0	–	308,295			– 0	–	308,295
Asset-Backed Securities		– 0	–	– 0	–		117,569		117,569
Bank Loans		– 0	–	115,850			– 0	–	115,850
Options Purchased – Calls		– 0	–	37,428			– 0	–	37,428
Emerging Markets – Corporate Bonds		– 0	–	18,059			– 0	–	18,059
Short-Term Investments:
Investment Companies		8,423		– 0	–		– 0	–	8,423

Total Investments in Securities		8,423		46,538,715			498,259		47,045,397

abfunds.com	AB FLEXFEE INTERNATIONAL BOND PORTFOLIO | 39

NOTES TO FINANCIAL STATEMENTS (continued)

Investments in Securities	Level 1		Level 2			Level 3			Total
Other Financial Instruments*:
Assets
Futures	$145,441		$	– 0	–	$	– 0	–	$145,441	†
Forward Currency Exchange Contracts	– 0	–		236,082			– 0	–	236,082
Centrally Cleared Credit Default Swaps	– 0	–		97,416			– 0	–	97,416	†
Centrally Cleared Interest Rate Swaps	– 0	–		645,953			– 0	–	645,953	†
Credit Default Swaps	– 0	–		1,524			– 0	–	1,524
Liabilities
Futures	(335,905)			– 0	–		– 0	–	(335,905	)†
Forward Currency Exchange Contracts	– 0	–		(496,814)			– 0	–	(496,814)
Interest Rate Swaptions Written	– 0	–		(34,784)			– 0	–	(34,784)
Currency Options Written	– 0	–		(315)			– 0	–	(315)
Centrally Cleared Credit Default Swaps	– 0	–		(184,939)			– 0	–	(184,939	)†
Centrally Cleared Interest Rate Swaps	– 0	–		(198,420)			– 0	–	(198,420	)†

Total	$(182,041)			$46,604,418			$498,259		$46,920,636

*

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

†

Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation/(depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments. Where applicable, centrally cleared swaps with upfront premiums are presented here at market value.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Corporates - Investment Grade			Commercial Mortgage- Backed Securities		Asset- Backed Securities		Total
Balance as of 12/31/18	$	– 0	–	$193,252		$114,340		$307,592
Accrued discounts/(premiums)		73		678		– 0	–	751
Realized gain (loss)		– 0	–	1,223		– 0	–	1,223
Change in unrealized appreciation/ depreciation		7,255		129		3,229		10,613
Purchases		180,561		– 0	–	– 0	–	180,561
Sales/Pay downs		– 0	–	(2,481)		– 0	–	(2,481)
Transfers into Level 3		– 0	–	– 0	–	– 0	–	– 0	–
Transfers out of Level 3		– 0	–	– 0	–	– 0	–	– 0	–

Balance as of 6/30/19		$187,889		$192,801		$117,569		$498,259

Net change in unrealized appreciation/depreciation from investments held as of 6/30/19**		$7,255		$129		$3,229		$10,613

40 | AB FLEXFEE INTERNATIONAL BOND PORTFOLIO	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

**	The unrealized appreciation/depreciation is included in net change in unrealized appreciation/depreciation of investments and other financial instruments in the accompanying statement of operations.

As of June 30, 2019 all Level 3 securities were priced by third party vendors.

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at the rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation and depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior two tax years), and has concluded that no provision for income tax is required in the Fund’s financial statements.

abfunds.com	AB FLEXFEE INTERNATIONAL BOND PORTFOLIO | 41

NOTES TO FINANCIAL STATEMENTS (continued)

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. The Fund amortizes premiums and accretes discounts as adjustments to interest income.

6. Expense Allocations

Expenses of the Company are charged proportionately to each portfolio or based on other appropriate methods.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

8. Offering Expenses

Offering expenses of $94,183 were deferred and amortized on a straight line basis over a one year period starting from June 28, 2017 (commencement of operations).

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Fund pays the Adviser an advisory fee at an annual rate of .40% of the Fund’s average daily net assets (“Base Fee”). The advisory fee is increased or decreased from the Base Fee by a performance adjustment (“Performance Adjustment”) that depends on whether, and to what extent, the investment performance of the Advisor Class shares of the Fund (“Measuring Class”) exceeds, or is exceeded by, the performance of the Bloomberg Barclays Global Aggregate ex-USD (USD Hedged) Index (“Index”) plus .70% (“Index Hurdle”) over the Performance Period (as defined below). The Performance Adjustment is calculated and accrued daily, according to a schedule that adds or subtracts .00429% of the Fund’s average daily net assets for each .01% of absolute performance by which the performance of the Measuring Class exceeds or lags the Index Hurdle for the period from the beginning of the Performance Period through the prior business day or, if the performance of the Index is made available to the Fund on a daily basis at a time sufficient to permit the calculation of the Performance Adjustment on a current-day basis while maintaining the

42 | AB FLEXFEE INTERNATIONAL BOND PORTFOLIO	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

Fund’s ability to meet applicable deadlines for publishing its daily net asset value per share, within a reasonable time after the commencement of such availability, through the current business day. The maximum Performance Adjustment (positive or negative) will not exceed an annualized rate of +/- .30% (“Maximum Performance Adjustment”) of the Fund’s average daily net assets, which would occur when the performance of the Measuring Class exceeds, or is exceeded by, the Index Hurdle by .70% or more for the Performance Period. On a monthly basis, the Fund will pay the Adviser the minimum fee rate of .10% on an annualized basis (Base Fee minus the Maximum Performance Adjustment) applied to the average daily net assets for the month. At the end of the Performance Period, the Fund will pay to the Adviser the total advisory fee, less the amount of any minimum fees paid during the Performance Period and any waivers described below. The period over which performance is measured (“Performance Period”) was initially from the commencement of operations to December 31, 2018 and thereafter is each 12-month period beginning on the first day in the month of January through December 31 of the same year. In addition, the Adviser has agreed to waive its advisory fee by limiting the Fund’s accrual of the advisory fee (Base Fee plus Performance Adjustment) on any day to the amount corresponding to the maximum fee rate multiplied by the Fund’s current net assets if such amount is less than the amount that would have been accrued based on the Fund’s average daily net assets for the Performance Period. For the six months ended June 30, 2019, the Fund accrued advisory fees of $23,223, as reflected in the statement of operations, at an annual effective rate (excluding the impact from any expense waivers in effect) of .10% of the Fund’s average net assets, which reflected a (.30)% Performance Adjustment of $(69,669).

The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit total expenses (other than the advisory fee, acquired fund fees and expenses other than the advisory fees of any AB mutual funds in which the Fund may invest, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs) on an annual basis from exceeding .10% of average daily net assets (the “Expense Cap”). For the six month period ended June 30, 2019, such reimbursements/waivers amounted to $164,435. The Expense Cap will remain in effect until April 30, 2020 and then may be continued thereafter from year to year by the Adviser. Any fees waived and expenses borne by the Adviser through December 31, 2018 are subject to repayment by the Fund until the end of the third fiscal year after the fiscal period in which the fee was waived or the expense was borne; such waivers that are subject to repayment amount to $262,859 for the period ended December 31, 2017 and $388,433 for the year ended December 31, 2018. In any case, no repayment will be made that would

abfunds.com	AB FLEXFEE INTERNATIONAL BOND PORTFOLIO | 43

NOTES TO FINANCIAL STATEMENTS (continued)

cause the Fund’s total annual expenses (subject to the exclusions set forth above) to exceed .10% of average daily net assets.

During the second quarter of 2018, AXA S.A. (“AXA”) completed the sale of a minority stake in AXA Equitable Holdings, Inc. (“AXA Equitable”), through an initial public offering. AXA Equitable is the holding company for a diverse group of financial services companies, including an approximately 63.7% economic interest in the Adviser and a 100% interest in AllianceBernstein Corporation, the general partner of the Adviser. Since the initial sale, AXA has completed additional offerings, most recently during the second quarter of 2019. As a result, AXA owned 40.1% of the outstanding common stock of AXA Equitable as of June 30, 2019. As part of the latest offering, the underwriters exercised their over-allotment option resulting in AXA owning 38.9% of EQH as of July 8, 2019. AXA has announced its intention to sell its entire remaining interest in AXA Equitable over time, subject to market conditions and other factors (the “Plan”). AXA is under no obligation to do so and retains the sole discretion to determine the timing of any future sales of shares of AXA Equitable common stock.

It is anticipated that one or more of the transactions contemplated by the Plan may ultimately result in the indirect transfer of a “controlling block” of voting securities of the Adviser (a “Change of Control Event”) and therefore may be deemed an “assignment” causing a termination of the Fund’s current investment advisory agreement. In order to ensure that the existing investment advisory services could continue uninterrupted, at meetings held in late July through early August 2018, the Boards of Directors/ Trustees (each a “Board” and collectively, the “Boards”) approved new investment advisory agreements with the Adviser, in connection with the Plan. The Boards also agreed to call and hold a joint meeting of shareholders on October 11, 2018, for shareholders of the Fund to (1) approve the new investment advisory agreement with the Adviser that would be effective after the first Change of Control Event and (2) approve any future advisory agreement approved by the Board and that has terms not materially different from the current agreement, in the event there are subsequent Change of Control Events arising from completion of the Plan that terminate the advisory agreement after the first Change of Control Event. Approval of a future advisory agreement means that shareholders may not have another opportunity to vote on a new agreement with the Adviser even upon a change of control, as long as no single person or group of persons acting together gains “control” (as defined in the 1940 Act) of AXA Equitable.

At the October 11, 2018 meeting, shareholders approved the new and future investment advisory agreements.

44 | AB FLEXFEE INTERNATIONAL BOND PORTFOLIO	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

Pursuant to the investment advisory agreement, the Fund may reimburse the Adviser for certain legal and accounting services provided to the Fund by the Adviser. For the six months ended June 30, 2019, the Adviser voluntarily agreed to waive such fees in the amount of $42,064.

The Fund compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. The compensation retained by ABIS amounted to $9,000 for six months ended June 30, 2019.

The Fund may invest in AB Government Money Market Portfolio (the “Government Money Market Portfolio”) which has a contractual annual advisory fee rate of ..20% of the portfolio’s average daily net assets and bears its own expenses. Effective August 1, 2018, the Adviser has contractually agreed to waive .10% of the advisory fee of Government Money Market Portfolio (resulting in a net advisory fee of .10%) until August 31, 2020. In connection with the investment by the Fund in Government Money Market Portfolio, the Adviser has contractually agreed to waive its advisory fee from the Fund in an amount equal to the Fund’s pro rata share of the effective advisory fees of Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. For six months ended June 30, 2019, such waiver amounted to $198.

A summary of the Fund’s transactions in AB mutual funds for the six months ended June 30, 2019 is as follows:

Fund	Market Value 12/31/18 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 6/30/19 (000)	Dividend Income (000)
Government Money Market Portfolio	$465	$7,547	$8,004	$8	$5

Brokerage commissions paid on investment transactions for the six months ended June 30, 2019 amounted to $1,408, of which $0 and $0, respectively, was paid to Sanford C. Bernstein & Co. LLC and Sanford C. Bernstein Limited, affiliates of the Adviser.

abfunds.com	AB FLEXFEE INTERNATIONAL BOND PORTFOLIO | 45

NOTES TO FINANCIAL STATEMENTS (continued)

NOTE C

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2019, were as follows:

	Purchases	Sales
Investment securities (excluding U.S. government securities)	$19,203,765	$17,669,735
U.S. government securities	102,176	321,304

The cost of investments for federal income tax purposes was substantially the same as cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation	$2,710,277
Gross unrealized depreciation	(1,352,963)

Net unrealized appreciation	$1,357,314

1. Derivative Financial Instruments

The Fund may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The principal types of derivatives utilized by the Fund, as well as the methods in which they may be used are:

•	Forward Currency Exchange Contracts

The Fund may enter into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to hedge certain firm purchase and sales commitments denominated in foreign currencies and for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under “Currency Transactions”.

A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on forward currency exchange contracts. Fluctuations in the value of open forward currency exchange contracts are recorded for financial reporting purposes as unrealized appreciation and/or depreciation by the Fund. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

46 | AB FLEXFEE INTERNATIONAL BOND PORTFOLIO	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

During the six months ended June 30, 2019, the Fund held forward currency exchange contracts for hedging and non-hedging purposes.

•	Futures

The Fund may buy or sell futures for investment purposes or for the purpose of hedging its portfolio against adverse effects of potential movements in the market. The Fund bears the market risk that arises from changes in the value of these instruments and the imperfect correlation between movements in the price of the futures and movements in the price of the assets, reference rates or indices which they are designed to track. Among other things, the Fund may purchase or sell futures for foreign currencies or options thereon for non-hedging purposes as a means of making direct investment in foreign currencies, as described below under “Currency Transactions”.

At the time the Fund enters into a future, the Fund deposits and maintains as collateral an initial margin with the broker, as required by the exchange on which the transaction is effected. Such amount of shown as due from broker on the statement of assets and liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Risks may arise from the potential inability of a counter party to meet the terms of the contract. The credit/counterparty risk for exchange-traded futures is generally less than privately negotiated futures, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Fund records realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Use of long futures subjects the Fund to risk of loss in excess of the amounts shown on the statement of assets and liabilities, up to the notional value of the future. Use of short futures subjects the Fund to unlimited risk of loss. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a future can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

During the six months ended June 30, 2019, the Fund held futures for hedging and non-hedging purposes.

abfunds.com	AB FLEXFEE INTERNATIONAL BOND PORTFOLIO | 47

NOTES TO FINANCIAL STATEMENTS (continued)

•	Option Transactions

For hedging and investment purposes, the Fund may purchase and write (sell) put and call options on U.S. and foreign securities, including government securities, and foreign currencies that are traded on U.S. and foreign securities exchanges and over-the-counter markets. Among other things, the Fund may use options transactions for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under “Currency Transactions” and may use options strategies involving the purchase and/or writing of various combinations of call and/or put options, for hedging and investment purposes.

The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of the premium and change in market value should the counterparty not perform under the contract. If a put or call option purchased by the Fund were permitted to expire without being sold or exercised, its premium would represent a loss to the Fund. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When the Fund writes an option, the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from written options which expire unexercised are recorded by the Fund on the expiration date as realized gains from options written. The fund’s maximum payment for written put options equates to the number of shares multiplied by the strike price, as included on the Portfolio of Investments. In certain circumstances maximum payout amounts may be partially offset by recovery values of the respective referenced assets and upfront premium received upon entering into the contract. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium received is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium received is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium received reduces the cost basis of the security or currency purchased by the Fund. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security or currency underlying

48 | AB FLEXFEE INTERNATIONAL BOND PORTFOLIO	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

the written option. Exercise of an option written by the Fund could result in the Fund selling or buying a security or currency at a price different from the current market value.

The Fund may also invest in options on swaps, also called “swaptions”. A swaption is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based “premium”. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate, or index. A payer swaption gives the owner the right to pay the total return of a specified asset, reference rate, or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties. The fund’s maximum payment for written put swaptions equates to the notional amount of the underlying swap. In certain circumstances maximum payout amounts may be partially offset by recovery values of the respective referenced assets and upfront premium received upon entering into the contract.

During the six months ended June 30, 2019, the Fund held purchased options for non-hedging purposes.

During the six months ended June 30, 2019, the Fund held written options for non-hedging purposes.

During the six months ended June 30, 2019, the Fund held purchased swaptions for hedging and non-hedging purposes.

During the six months ended June 30, 2019, the Fund held written swaptions for hedging and non-hedging purposes.

•	Swaps

The Fund may enter into swaps to hedge its exposure to interest rates, credit risk, or currencies. The Fund may also enter into swaps for non-hedging purposes as a means of gaining market exposures including by making direct investments in foreign currencies, as described below under “Currency Transactions” or in order to take a “long” or “short” position with respect to an underlying referenced asset described below under “Total Return Swaps”. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. The payment flows are usually netted against each other, with the difference being paid by one party to the other. In addition, collateral may be pledged or received by the Fund in accordance with the terms of the respective swaps to provide value and recourse to the Fund or its counterparties in the event of default, bankruptcy or insolvency by one of the parties to the swap.

abfunds.com	AB FLEXFEE INTERNATIONAL BOND PORTFOLIO | 49

NOTES TO FINANCIAL STATEMENTS (continued)

Risks may arise as a result of the failure of the counterparty to the swap to comply with the terms of the swap. The loss incurred by the failure of a counterparty is generally limited to the net interim payment to be received by the Fund, and/or the termination value at the end of the contract. Therefore, the Fund considers the creditworthiness of each counterparty to a swap in evaluating potential counterparty risk. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying securities. The Fund accrues for the interim payments on swaps on a daily basis, with the net amount recorded within unrealized appreciation/depreciation of swaps on the statement of assets and liabilities, where applicable. Once the interim payments are settled in cash, the net amount is recorded as realized gain/(loss) on swaps on the statement of operations, in addition to any realized gain/(loss) recorded upon the termination of swaps. Upfront premiums paid or received for OTC swaps are recognized as cost or proceeds on the statement of assets and liabilities and are amortized on a straight line basis over the life of the contract. Amortized upfront premiums are included in net realized gain/(loss) from swaps on the statement of operations. Fluctuations in the value of swaps are recorded as a component of net change in unrealized appreciation/depreciation of swaps on the statement of operations.

Certain standardized swaps, including certain interest rate swaps and credit default swaps, are (or soon will be) subject to mandatory central clearing. Cleared swaps are transacted through futures commission merchants (“FCMs”) that are members of central clearinghouses, with the clearinghouse serving as central counterparty, similar to transactions in futures contracts. Centralized clearing will be required for additional categories of swaps on a phased-in basis based on requirements published by the Securities and Exchange Commission and Commodity Futures Trading Commission.

At the time the Fund enters into a centrally cleared swap, the Fund deposits and maintains as collateral an initial margin with the broker, as required by the clearinghouse on which the transaction is effected. Such amount is shown as cash collateral due from broker on the statement of assets and liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Risks may arise from the potential

50 | AB FLEXFEE INTERNATIONAL BOND PORTFOLIO	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for centrally cleared swaps is generally less than non-centrally cleared swaps, since the clearinghouse, which is the issuer or counterparty to each centrally cleared swap, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Interest Rate Swaps:

The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Fund may enter into interest rate swaps. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional amount. The Fund may elect to pay a fixed rate and receive a floating rate, or, receive a fixed rate and pay a floating rate on a notional amount. In addition, the Fund may also enter into interest rate swap transactions to preserve a return or spread on a particular investment or portion of its portfolio, or protecting against an increase in the price of securities the Fund anticipates purchasing at a later date. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) computed based on a contractually-based principal (or “notional”) amount. Interest rate swaps are entered into on a net basis (i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments).

During the six months ended June 30, 2019, the Fund held interest rate swaps for hedging and non-hedging purposes.

Credit Default Swaps:

The Fund may enter into credit default swaps, including to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults by corporate and sovereign issuers held by the Fund, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. The Fund may purchase credit protection (“Buy Contract”) or provide credit protection (“Sale Contract”) on the referenced obligation of the credit default swap. During the term of the swap, the Fund receives/(pays) fixed payments from/(to) the respective counterparty, calculated at the agreed upon rate applied to the notional amount. If the Fund is a buyer/(seller) of protection and a credit event occurs, as defined under the terms of

abfunds.com	AB FLEXFEE INTERNATIONAL BOND PORTFOLIO | 51

NOTES TO FINANCIAL STATEMENTS (continued)

the swap, the Fund will either (i) receive from the seller/(pay to the buyer) of protection an amount equal to the notional amount of the swap (the “Maximum Payout Amount”) and deliver/(take delivery of) the referenced obligation or (ii) receive/(pay) a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

In certain circumstances Maximum Payout Amounts may be partially offset by recovery values of the respective referenced obligations, upfront premium received upon entering into the agreement, or net amounts received from settlement of buy protection credit default swaps entered into by the Fund for the same reference obligation with the same counterparty.

Credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Fund is a buyer of protection and no credit event occurs, it will lose the payments it made to its counterpart. If the Fund is a seller of protection and a credit event occurs, the value of the referenced obligation received by the Fund coupled with the periodic payments previously received may be less than the Maximum Payout Amount it pays to the buyer, resulting in a net loss to the Fund.

Implied credit spreads over Treasuries of comparable maturity utilized in determining the market value of credit default swaps on issuers as of period end are disclosed in the portfolio of investments. The implied spreads serve as an indicator of the current status of the payment/performance risk and typically reflect the market’s assessment of the likelihood of default by the issuer on the referenced obligation. The implied credit spread of a particular reference entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Widening credit spreads typically represent a deterioration of the referenced entity’s credit soundness and greater likelihood of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

During the six months ended June 30, 2019, the Fund held credit default swaps for hedging and non-hedging purposes.

Variance Swaps:

The Fund may enter into variance swaps to hedge equity market risk or adjust exposure to the equity markets. Variance swaps are contracts in which two parties agree to exchange cash payments based on the difference between the stated level of variance and the

52 | AB FLEXFEE INTERNATIONAL BOND PORTFOLIO	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

actual variance realized on underlying asset(s) or index(es). Actual “variance” as used here is defined as the sum of the square of the returns on the reference asset(s) or index(es) (which in effect is a measure of its “volatility”) over the length of the contract term. So the parties to a variance swap can be said to exchange actual volatility for a contractually stated rate of volatility.

During the six months ended June 30, 2019, the Fund held variance swaps for non-hedging purposes.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreement”) with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to OTC counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the OTC counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default or termination. In the event of a default by an OTC counterparty, the return of collateral with market value in excess of the Fund’s net liability, held by the defaulting party, may be delayed or denied.

The Fund’s ISDA Master Agreements may contain provisions for early termination of OTC derivative transactions in the event the net assets of the Fund decline below specific levels (“net asset contingent features”). If these levels are triggered, the Fund’s OTC counterparty has the right to terminate such transaction and require the Fund to pay or receive a settlement amount in connection with the terminated transaction. If OTC derivatives were held at period end, please refer to netting arrangements by the OTC counterparty table below for additional details.

During the six months ended June 30, 2019, the Fund had entered into the following derivatives:

	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Receivable/Payable for variation margin on futures	$145,441	*	Receivable/Payable for variation margin on futures	$335,905	*

abfunds.com	AB FLEXFEE INTERNATIONAL BOND PORTFOLIO | 53

NOTES TO FINANCIAL STATEMENTS (continued)

	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value

Interest rate contracts	Receivable/Payable for variation margin on centrally cleared swaps	$645,953	*	Receivable/Payable for variation margin on centrally cleared swaps	$198,420	*

Interest rate contracts	Investments in securities, at value	37,428

Interest rate contracts				Swaptions written, at value	34,784

Foreign currency contracts	Unrealized appreciation on forward currency exchange contracts	236,082		Unrealized depreciation on forward currency exchange contracts	496,814

Foreign currency contracts				Options written, at value	315

Credit contracts	Market value of credit default swaps	1,524

Credit contracts	Receivable/Payable for variation margin on centrally cleared swaps	22,157	*	Receivable/Payable for variation margin on centrally cleared swaps	75,564	*

Total		$1,088,585			$1,141,802

*

Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation/depreciation on futures and centrally cleared swaps as reported in the portfolio of investments.

54 | AB FLEXFEE INTERNATIONAL BOND PORTFOLIO	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain/(loss) on swaps; Net change in unrealized appreciation/ depreciation on swaps	$27,071	$302,281

Interest rate contracts	Net realized gain/(loss) on futures; Net change in unrealized appreciation/ depreciation on futures	(455,107)	(117,558)

Interest rate contracts	Net realized gain/(loss) on investment transactions; Net change in unrealized appreciation/depreciation on investments	(22,847)	21,481

Interest rate contracts	Net realized gain/(loss) on swaptions written; Net change in unrealized appreciation/depreciation on swaptions written	(16,977)	26,204

Foreign currency contracts	Net realized gain/(loss) on forward currency exchange contracts; Net change in unrealized appreciation/depreciation on forward currency exchange contracts	582,647	(462,318)

Foreign currency contracts	Net realized gain/(loss) on investment transactions; Net change in unrealized appreciation/depreciation on investments	(36,749)	(32,244)

Foreign currency contracts	Net realized gain/(loss) on options written; Net change in unrealized appreciation/depreciation on options written	26,738	(16,956)

abfunds.com	AB FLEXFEE INTERNATIONAL BOND PORTFOLIO | 55

NOTES TO FINANCIAL STATEMENTS (continued)

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)

Foreign currency contracts	Net realized gain/(loss) on swaps; Net change in unrealized appreciation/ depreciation on swaps	$(43,048)	$236

Credit contracts	Net realized gain/(loss) on swaps; Net change in unrealized appreciation/ depreciation on swaps	10,106	59,377

Total		$71,834	$(219,497)

The following table represents the average monthly volume of the Fund’s derivative transactions during the six months ended June 30, 2019.

Centrally Cleared Credit Default Swaps:
Average notional amount of buy contracts	$5,286,989
Average notional amount of sale contracts	$4,867,886

Centrally Cleared Interest Rate Swaps:
Average notional amount	$15,169,289

Credit Default Swaps:
Average notional amount of sale contracts	$1,465,571

Forward Currency Exchange Contracts:
Average principal amount on buy contracts	$10,855,767
Average principal amount on sale contracts	$49,336,226

Futures:
Average notional amount of buy contracts	$13,751,696
Average notional amount of sale contracts	$12,918,712

Variance Swaps:
Average notional amount	$10,410	(a)

Purchased Swaptions:
Average notional amount	$2,855,000	(b)

Purchased Options:
Average notional amount	$2,496,802	(c)

Options Written:
Average notional amount	$1,021,244

Swaptions Written:
Average notional amount	$2,605,000	(b)

(a)	Positions were open for four month during the period.

(b)	Positions were open for three months during the period.

(c)	Positions were open for two months during the period.

56 | AB FLEXFEE INTERNATIONAL BOND PORTFOLIO	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the statement of assets and liabilities.

All OTC derivatives held at period end were subject to netting arrangements. The following table presents the Fund’s derivative assets and liabilities by OTC counterparty net of amounts available for offset under ISDA Master Agreements (“MA”) and net of the related collateral received/pledged by the Fund as of June 30, 2019. Exchange-traded derivatives and centrally cleared swaps are not subject to netting arrangements and as such are excluded from the table.

Counterparty	Derivative Assets Subject to a MA	Derivatives Available for Offset		Cash Collateral Received*			Security Collateral Received*			Net Amount of Derivative Assets
Bank of America, NA	$11,201	$ – 0	–	$	– 0	–	$	– 0	–	$11,201
Barclays Bank PLC	29,137	(12,599)			– 0	–		– 0	–	16,538
Brown Brothers Harriman & Co.	48,525	(48,525)			– 0	–		– 0	–	– 0	–
Citibank, NA	48,908	(48,908)			– 0	–		– 0	–	– 0	–
Deutsche Bank AG	263	(47)			– 0	–		– 0	–	216
Goldman Sachs Bank USA/Goldman Sachs International	75,618	(3,823)			– 0	–		– 0	–	71,795
JPMorgan Chase Bank, NA	25,104	(16,065)			– 0	–		– 0	–	9,039
Morgan Stanley Capital Services LLC/Morgan Stanley & Co. International PLC	19,568	(19,568)			– 0	–		– 0	–	– 0	–
Royal Bank of Scotland PLC/Natwest Markets PLC	1,002	(1,002)			– 0	–		– 0	–	– 0	–
Standard Chartered Bank	15,223	(15,223)			– 0	–		– 0	–	– 0	–
UBS AG	485	– 0	–		– 0	–		– 0	–	485

Total	$275,034	$(165,760)		$	– 0	–	$	– 0	–	$109,274	^

Counterparty	Derivative Liabilities Subject to a MA	Derivatives Available for Offset		Cash Collateral Pledged*			Security Collateral Pledged*			Net Amount of Derivative Liabilities
Barclays Bank PLC	$12,599	$(12,599)		$	– 0	–	$	– 0	–	$ – 0	–
BNP Paribas	163,560	– 0	–		– 0	–		– 0	–	163,560
Brown Brothers Harriman & Co.	49,482	(48,525)			– 0	–		– 0	–	957
Citibank, NA	172,087	(48,908)			– 0	–		– 0	–	123,179
Credit Suisse International	20,223	– 0	–		– 0	–		– 0	–	20,223
Deutsche Bank AG	47	(47)			– 0	–		– 0	–	– 0	–

abfunds.com	AB FLEXFEE INTERNATIONAL BOND PORTFOLIO | 57

NOTES TO FINANCIAL STATEMENTS (continued)

Counterparty	Derivative Liabilities Subject to a MA	Derivatives Available for Offset	Cash Collateral Pledged*			Security Collateral Pledged*			Net Amount of Derivative Liabilities
Goldman Sachs Bank USA/Goldman Sachs International	$3,823	$(3,823)	$	– 0	–	$	– 0	–	$	– 0	–
JPMorgan Chase Bank, NA	16,065	(16,065)		– 0	–		– 0	–		– 0	–
Morgan Stanley Capital Services LLC/Morgan Stanley & Co. International PLC	53,759	(19,568)		– 0	–		– 0	–		34,191
Royal Bank of Scotland PLC	1,487	(1,002)		– 0	–		– 0	–		485
Standard Chartered Bank	38,781	(15,223)		– 0	–		– 0	–		23,558

Total	$531,913	$(165,760)	$	– 0	–	$	– 0	–		$366,153	^

*	The actual collateral received/pledged may be more than the amount reported due to overcollateralization.

^

Net amount represents the net unrealized receivable/payable that would be due from/to the counterparty in the event of default or termination. The net from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

2. Currency Transactions

The Fund may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Fund may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Fund may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Fund and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Fund may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

58 | AB FLEXFEE INTERNATIONAL BOND PORTFOLIO	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

NOTE D

Capital Stock

Each class consists of 3,000,000,000 authorized shares. Transactions in capital shares for each class were as follows:

	Shares		Amount
	Six Months Ended June 30, 2019 (unaudited)	Year Ended December 31, 2018	Six Months Ended June 30, 2019 (unaudited)	Year Ended December 31, 2018

Advisor Class
Shares sold	7,649	86,184	$75,500	$860,414

Shares issued in reinvestment of dividends	244	187,697	2,416	1,809,461

Shares redeemed	(30,894)	(19,510)	(301,152)	(194,548)

Net increase (decrease)	(23,001)	254,371	$(223,236)	$2,475,327

At June 30, 2019, the Adviser owned 99% of the Fund’s outstanding shares. Significant transactions by such shareholder, if any, may impact the Fund’s performance.

NOTE E

Risks Involved in Investing in the Fund

Interest Rate Risk—Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations.

Credit Risk—An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security and accrued interest. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security.

Below Investment Grade Securities Risk—Investments in fixed-income securities with lower ratings (commonly known as “junk bonds”) are subject to a higher probability that an issuer will default or fail to meet its payment obligations. These securities may be subject to greater price volatility, due to such factors as specific corporate developments, negative perceptions of the junk bond market generally and may be more difficult to trade or dispose of than other types of securities.

abfunds.com	AB FLEXFEE INTERNATIONAL BOND PORTFOLIO | 59

NOTES TO FINANCIAL STATEMENTS (continued)

Duration Risk—Duration is a measure that relates the expected price volatility of a fixed-income security to changes in interest rates. The duration of a fixed-income security may be shorter than or equal to full maturity of a fixed-income security. Fixed-income securities with longer durations have more risk and will decrease in price as interest rates rise.

Inflation Risk—This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund’s assets can decline as can the value of the Fund’s distributions. This risk is significantly greater if the Fund invests a significant portion of its assets in fixed-income securities with longer maturities.

Mortgage-Related Securities Risk—Investments in mortgage-related securities are subject to certain additional risks. The value of these securities may be particularly sensitive to changes in interest rates. These risks include “extension risk”, which is the risk that, in periods of rising interest rates, issuers may delay the payment of principal, and “prepayment risk”, which is the risk that in periods of falling interest rates, issuers may pay principal sooner than expected, exposing the Fund to a lower rate of return upon reinvestment of principal. Mortgage-backed securities offered by non-governmental issuers may be subject to other risks, such as higher rates of default in the mortgages or risks associated with the nature and servicing of mortgages backing the securities.

Foreign (Non-U.S.) Risk—Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be more difficult to trade or dispose of due to adverse market, economic, political, regulatory or other factors.

Emerging Market Risk—Investments in emerging market countries may have more risk because the markets are less developed and less liquid, and because these investments may be subject to increased economic, political, regulatory or other uncertainties.

Currency Risk—Fluctuations in currency exchange rates may negatively affect the value of the Fund’s investments in fixed-income securities denominated in foreign currencies or reduce the Fund’s returns.

Derivatives Risk—The Fund may enter into derivative transactions such as forwards, options, futures and swaps. Derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Fund, and subject to counterparty risk to a greater degree than more traditional investments. Derivatives may result in significant losses, including losses that are far greater than the value of the derivatives reflected on the statement of assets and liabilities.

60 | AB FLEXFEE INTERNATIONAL BOND PORTFOLIO	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

Illiquid Investments Risk—Illiquid investments risk exists when certain investments are or become difficult to purchase or sell. Difficulty in selling such investments may result in sales at disadvantageous prices affecting the value of your investment in the Fund. Causes of liquidity risk may include low trading volumes, large positions and heavy redemptions of Fund shares. Over recent years, illiquid investments risk has also increased because the capacity of dealers in the secondary market for fixed-income securities to make markets in these securities has decreased, even as the overall bond market has grown significantly, due to, among other things, structural changes, additional regulatory requirements and capital and risk restraints that have led to reduced inventories. Illiquid investments risk may be higher in a rising interest rate environment, when the value and liquidity of fixed-income securities generally decline.

Indemnification Risk—In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Fund has not accrued any liability in connection with these indemnification provisions.

NOTE F

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $325 million revolving credit facility (the “Facility”) intended to provide short-term financing, if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the six months ended June 30, 2019.

NOTE G

Distributions to Shareholders

The tax character of distributions paid for the year ending December 31, 2019 will be determined at the end of the current fiscal year.

The tax character of distributions paid during the fiscal year ended December 31, 2018 and fiscal period ended December 31, 2017 were as follows:

	2018	2017
Distributions paid from:
Ordinary income	$2,225,195	$501,767
Net long-term capital gains	80,559	– 0	–

Total taxable distributions paid	2,305,754	501,767
Return of Capital	77,538	– 0	–

Total distributions paid	$2,383,292	$501,767

abfunds.com	AB FLEXFEE INTERNATIONAL BOND PORTFOLIO | 61

NOTES TO FINANCIAL STATEMENTS (continued)

As of December 31, 2018, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Accumulated capital losses	$(235,553	)(a)
Other losses	(254,948	)(b)
Unrealized appreciation/(depreciation)	(949,427	)(c)

Total accumulated earnings/(deficit)	$(1,439,928	)(d)

(a)

As of December 31, 2018, the cumulative deferred loss on straddles was $69. As of December 31, 2018, the Fund had a post-October short term capital loss deferral of $37,587, and a post-October long term capital loss deferral of $197,897.

(b)	As of December 31, 2018, the Fund had a qualified late-year ordinary loss deferral of $254,948.

(c)

The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the tax deferral of losses on wash sales, the tax treatment of swaps, and the recognition for tax purposes of unrealized gains/losses on certain derivative instruments.

(d)	The difference between book-basis and tax-basis components of accumulated earnings/(deficit) is attributable primarily to the accrual of foreign capital gains tax.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of December 31, 2018, the Fund did not have any capital loss carryforwards.

NOTE H

Recent Accounting Pronouncements

In March 2017, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities which amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. ASU 2017-08 does not require any accounting change for debt securities held at a discount; the discount continues to be amortized to maturity. ASU 2017-08 is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. The Fund has adopted ASU 2017-08, which did not have a material impact on the Fund’s financial position or the result of its operations, and had no impact on the Fund’s net assets.

In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2018-13, Fair Value Measurement (Topic 820), Disclosure Framework-Changes to the Disclosure Requirements for Fair Value Measurement which removes, modifies and adds disclosures to Topic 820. The amendments in this ASU 2018-13 (“ASU”) apply to all entities that are required, under existing U.S. GAAP, to make disclosures about recurring or nonrecurring fair value measurements. The amendments in this ASU are effective for all entities for fiscal years, and

62 | AB FLEXFEE INTERNATIONAL BOND PORTFOLIO	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

interim periods within those fiscal years, beginning after December 15, 2019. Management has evaluated the impact of the amendments and elected to early adopt the ASU. The adoption of this ASU did not have a material impact on the disclosure and presentation of the financial statements of the Fund.

NOTE I

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

abfunds.com	AB FLEXFEE INTERNATIONAL BOND PORTFOLIO | 63

FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Advisor Class
	Six Months Ended June 30, 2019 (unaudited)		Year Ended December 31, 2018		June 28, 2017(a) to December 31, 2017

Net asset value, beginning of period	$ 9.66		$ 9.97		$ 10.00

Income From Investment Operations

Net investment income(b)(c)	.08		.18		.10

Net realized and unrealized gain on investment and foreign currency transactions	.42		.03		.00	(d)

Net increase in net asset value from operations	.50		.21		.10

Less: Dividends and Distributions

Dividends from net investment income	(.06)		(.48)		(.13)

Distributions from net realized gain on investment and foreign currency transactions	– 0	–	(.02)		– 0	–

Return of capital	– 0	–	(.02)		– 0	–

Total dividends and distributions	(.06)		(.52)		(.13)

Net asset value, end of period	$ 10.10		$ 9.66		$ 9.97

Total Return

Total investment return based on net asset value(e)	5.18%		2.16%		1.05%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$47,808		$45,943		$44,881

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)†	.20	%(g)	.20	%(h)	.19	%(g)

Expenses, before waivers/reimbursements(f)†	1.09	%(g)	1.21	%(h)	2.39	%(g)

Net investment income(c)	1.72	%(g)	1.85%		1.95	%(g)

Portfolio turnover rate	40%		85%		30%

† Expense ratios exclude the estimated acquired fund fees of affiliated/unaffiliated underlying
portfolios	.00	%(g)	.00%		.01	%(g)

See footnote summary on page 65.

64 | AB FLEXFEE INTERNATIONAL BOND PORTFOLIO	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

(a)	Commencement of operations.

(b)	Based on average shares outstanding.

(c)	Net of expenses waived/reimbursed by the Adviser.

(d)	Amount is less than $0.005.

(e)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return for a period of less than one year is not annualized.

(f)

In connection with the Fund’s investments in affiliated underlying portfolios, the Fund incurs no direct expenses but bears proportionate shares of the fund fees and expenses (i.e. operating, administrative and investment advisory fees) of the affiliated underlying portfolios. The Adviser has contractually agreed to waive its fees from the Fund in an amount equal to the Fund’s pro rata share of certain acquired fund fees and expenses, and for the period ended December 31, 2017, such waiver amounted to 0.01% (annualized).

(g)	Annualized.

(h)

The advisory fee reflected in the Fund’s expense ratio may be higher or lower than the Base Fee plus Performance Adjustment due to the different time periods over which the fee is calculated (i.e., the financial reporting period vs. the Performance Period).

See notes to financial statements.

abfunds.com	AB FLEXFEE INTERNATIONAL BOND PORTFOLIO | 65

BOARD OF DIRECTORS

Marshall C. Turner, Jr(1), Chairman Michael J. Downey(1) Robert M. Keith, President and Chief Executive Officer	Nancy P. Jacklin(1) Carol C. McMullen(1) Garry L. Moody(1) Earl D. Weiner(1)

OFFICERS Paul J. DeNoon(2),*, Vice President Scott A. DiMaggio(2), Vice President Douglas J. Peebles(2), Vice President Matthew S. Sheridan(2), Vice President	Emilie D. Wrapp, Secretary Michael B. Reyes, Senior Analyst Joseph J. Mantineo, Treasurer and Chief Financial Officer Phyllis J. Clarke, Controller Vincent S. Noto, Chief Compliance Officer

Custodian and Accounting Agent Brown Brothers Harriman & Co. 50 Post Office Square Boston, MA 02110	Independent Registered Public Accounting Firm Ernst & Young LLP 5 Times Square New York, NY 10036
Principal Underwriter AllianceBernstein Investments, Inc. 1345 Avenue of the Americas New York, NY 10105	Legal Counsel Seward & Kissel LLP One Battery Park Plaza New York, NY 10004
Transfer Agent AllianceBernstein Investor Services, Inc. P.O. Box 786003 San Antonio, TX 78278-6003 Toll-Free (800) 221-6003

1	Member of the Audit Committee, the Governance and Nominating Committee and the Independent Directors Committee.

2

The day-to-day management of, and investment decisions for, the Fund’s portfolio is made by the Adviser’s Global Fixed-Income Investment Team. Messrs. DeNoon, DiMaggio, Peebles and Sheridan are the investment professionals with the most significant responsibility for the day-to-day management of the Fund’s portfolio.

*	Mr. DeNoon will retire on January 1, 2020.

66 | AB FLEXFEE INTERNATIONAL BOND PORTFOLIO	abfunds.com

Information Regarding the Review and Approval of the Fund’s Proposed New Advisory Agreements and Interim Advisory Agreement in the Context of Potential Assignments

As described in more detail in the Proxy Statement for the AB Funds dated August 20, 2018, the Boards of the AB Funds, at a meeting held on July 31-August 2, 2018, approved new advisory agreements with the Adviser (the “Proposed Agreements”) for the AB Funds, including AB Bond Fund, Inc. in respect of AB FlexFeeTM International Bond Portfolio (the “Fund”), in connection with the planned disposition by AXA S.A. of its remaining shares of AXA Equitable Holdings, Inc. (the indirect holder of a majority of the partnership interests in the Adviser and the indirect parent of AllianceBernstein Corporation, the general partner of the Adviser) in one or more transactions and the related potential for one or more “assignments” (within the meaning of section 2(a)(4) of the Investment Company Act) of the advisory agreements for the AB Funds, including the Fund’s Advisory Agreement, resulting in the automatic termination of such advisory agreements.

At the same meeting, the AB Boards also considered and approved interim advisory agreements with the Adviser (the “Interim Advisory Agreements”) for the AB Funds, including the Fund, to be effective only in the event that stockholder approval of a Proposed Agreement had not been obtained as of the date of one or more transactions resulting in an “assignment” of the Adviser’s advisory agreements, resulting in the automatic termination of such advisory agreements.

The shareholders of the Fund subsequently approved the Proposed Agreements at an annual meeting of shareholders called for the purpose of electing Directors and voting on the Proposed Agreements.

A discussion regarding the basis for the Boards’ approvals at the meeting held on July 31-August 2, 2018 is set forth below.

At a meeting of the AB Boards held on July 31-August 2, 2018, the Adviser presented its recommendation that the Boards consider and approve the Proposed Agreements. Section 15(c) of the 1940 Act provides that, after an initial period, a Fund’s Current Agreement and current sub-advisory agreement, as applicable, will remain in effect only if the Board, including a majority of the Independent Directors, annually reviews and approves them. Each of the Current Agreements had been approved by a Board within the one-year period prior to approval of its related Proposed Agreement, except that the Current Agreements for certain FlexFee funds were approved in February 2017. In connection with their approval of the Proposed Agreements, the Boards considered their conclusions in connection with their most recent approvals of the Current Agreements, in particular in cases where the last approval of a Current Agreement was relatively recent, including the Boards’ general satisfaction with the nature and quality of

abfunds.com	AB FLEXFEE INTERNATIONAL BOND PORTFOLIO | 67

services being provided and, as applicable, in the case of certain Funds, actions taken or to be taken in an effort to improve investment performance or reduce expense ratios. The Directors also reviewed updated information provided by the Adviser in respect of each Fund. Also in connection with their approval of the Proposed Agreements, the Boards considered a representation made to them at that time by the Adviser that there were no additional developments not already disclosed to the Boards since their most recent approvals of the Current Agreements that would be a material consideration to the Boards in connection with their consideration of the Proposed Agreements, except for matters disclosed to the Boards by the Adviser. The Directors considered the fact that each Proposed Agreement would have corresponding terms and conditions identical to those of the corresponding Current Agreement with the exception of the effective date and initial term under the Proposed Agreement.

The Directors considered their knowledge of the nature and quality of the services provided by the Adviser to each Fund gained from their experience as directors or trustees of registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the Directors and its responsiveness, frankness and attention to concerns raised by the Directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the Funds. The Directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of each Fund.

The Directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the Directors evaluated, among other things, the reasonableness of the management fees of the Funds they oversee. The Directors did not identify any particular information that was all-important or controlling, and different Directors may have attributed different weights to the various factors. The Directors determined that the selection of the Adviser to manage the Funds, and the overall arrangements between the Funds and the Adviser, as provided in the Proposed Agreements, including the management fees, were fair and reasonable in light of the services performed under the Current Agreements and to be performed under the Proposed Agreements, expenses incurred and to be incurred and such other matters as the Directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the Directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The Directors considered the scope and quality of services to be provided by the Adviser under the Proposed Agreements, including the quality of

68 | AB FLEXFEE INTERNATIONAL BOND PORTFOLIO	abfunds.com

the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Funds. They also considered the information that had been provided to them by the Adviser concerning the anticipated implementation of the Plan and the Adviser’s representation that it did not anticipate that such implementation would affect the management or structure of the Adviser, have a material adverse effect on the Adviser, or adversely affect the quality of the services provided to the Funds by the Adviser and its affiliates. The Directors noted that the Adviser from time to time reviews each Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the Directors’ consideration. They also noted the professional experience and qualifications of each Fund’s portfolio management team and other senior personnel of the Adviser. The Directors also considered that certain Proposed Agreements, similar to the corresponding Current Agreements, provide that the Funds will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Funds by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the Directors. The Directors noted that the Adviser did not request any reimbursements from certain Funds in the Fund’s latest fiscal year reviewed. The Directors noted that the methodology to be used to determine the reimbursement amounts had been reviewed by an independent consultant retained by the Funds’ former Senior Officer/Independent Compliance Officer. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Funds’ other service providers, also was considered. The Directors of each Fund concluded that, overall, they were satisfied with the nature, extent and quality of services to be provided to the Funds under the Proposed Agreement for the Fund.

Costs of Services to be Provided and Profitability

The Directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of each Fund to the Adviser for calendar years 2016 and 2017, as applicable, that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant retained by the Funds’ former Senior Officer/Independent Compliance Officer. The Directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The Directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with a Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund, as applicable. The Directors recognized that it is difficult to make comparisons of the profitability of the Proposed Agreements with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is

abfunds.com	AB FLEXFEE INTERNATIONAL BOND PORTFOLIO | 69

affected by numerous factors. The Directors focused on the profitability of the Adviser’s relationship with each Fund before taxes and distribution expenses, as applicable. The Directors noted that certain Funds were not profitable to the Adviser in one or more periods reviewed. The Directors concluded that the Adviser’s level of profitability from its relationship with the other Funds was not unreasonable. The Directors were unable to consider historical information about the profitability of certain Funds that had recently commenced operations and for which historical profitability information was not available. The Adviser agreed to provide the Directors with profitability information in connection with future proposed continuances of the Proposed Agreements.

Fall-Out Benefits

The Directors considered the other benefits to the Adviser and its affiliates from their relationships with the Funds, including, but not limited to, as applicable, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients) in the case of certain Funds; 12b-1 fees and sales charges received by the principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the shares of most of the Funds; brokerage commissions paid by certain Funds to brokers affiliated with the Adviser; and transfer agency fees paid by most of the Funds to a wholly owned subsidiary of the Adviser. The Directors recognized that the Adviser’s profitability would be somewhat lower, and that a Fund’s unprofitability to the Adviser would be exacerbated, without these benefits. The Directors understood that the Adviser also might derive reputational and other benefits from its association with the Funds.

Investment Results

In addition to the information reviewed by the Directors in connection with the Board meeting at which the Proposed Agreements were approved, the Directors receive detailed performance information for the Funds at each regular Board meeting during the year.

The Boards’ consideration of each Proposed Agreement was informed by their most recent approval of the related Current Agreement, and, in the case of certain Funds, their discussion with the Adviser of the reasons for those Funds’ underperformance in certain periods. The Directors also reviewed updated performance information and, in some cases, discussed with the Adviser the reasons for changes in performance or continued underperformance. On the basis of this review, the Directors concluded that each Fund’s investment performance was acceptable.

Management Fees and Other Expenses

The Directors considered the management fee rate payable by each Fund to the Adviser and information prepared by an independent service provider

70 | AB FLEXFEE INTERNATIONAL BOND PORTFOLIO	abfunds.com

(the ‘‘15(c) provider’’) concerning management fee rates payable by other funds in the same category as the Fund. The Directors recognized that it is difficult to make comparisons of management fees because there are variations in the services that are included in the fees paid by other funds. The Directors compared each Fund’s contractual management fee rate with a peer group median, and where applicable, took into account the impact on the management fee rate of the administrative expense reimbursement paid to the Adviser in the latest fiscal year. In the case of the ACS Funds, the Directors noted that the management fee rate is zero but also were cognizant that the Adviser is indirectly compensated by the wrap fee program sponsors that use the ACS Funds as an investment vehicle for their clients.

The Directors also considered the Adviser’s fee schedule for other clients pursuing a similar investment style to each Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Funds’ Senior Analyst and noted the differences between a Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule and the schedule of fees charged by the Adviser to any offshore funds and for services to any sub-advised funds pursuing a similar investment strategy as the Fund, on the other, as applicable. The Directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the Directors and that they had previously discussed with the Adviser its policies in respect of such arrangements. The Adviser also informed the Directors that, in the case of certain Funds, there were no institutional products managed by the Adviser that have a substantially similar investment style. The Directors also discussed these matters with their independent fee consultant.

The Adviser reviewed with the Directors the significantly greater scope of the services it provides to each Fund relative to institutional, offshore fund and sub-advised fund clients, as applicable. In this regard, the Adviser noted, among other things, that, compared to institutional and offshore or sub-advisory accounts, each Fund, as applicable, (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows (in the case of open-end Funds); (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional,

abfunds.com	AB FLEXFEE INTERNATIONAL BOND PORTFOLIO | 71

offshore fund and sub-advised fund clients as compared to the Funds, and the different risk profile, the Directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

The Directors noted that many of the Funds may invest in shares of exchange-traded funds (“ETFs”), subject to the restrictions and limitations of the 1940 Act as these may be varied as a result of exemptive orders issued by the SEC. The Directors also noted that ETFs pay advisory fees pursuant to their advisory contracts. The Directors concluded, based on the Adviser’s explanation of how it uses ETFs when they are the most cost-effective way to obtain desired exposures, in some cases pending purchases of underlying securities, that each Fund’s management fee would be for services that would be in addition to, rather than duplicative of, the services provided under the advisory contracts of the ETFs.

With respect to each Fund’s management fee, the Directors considered the total expense ratio of the Fund in comparison to a peer group and peer universe selected by the 15(c) service provider. The Directors also considered the Adviser’s expense caps for certain Funds. The Directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to a Fund by others.

The Boards’ consideration of each Proposed Agreement was informed by their most recent approval of the related Current Agreement, and, in the case of certain Funds, their discussion with the Adviser of the reasons for those Funds’ expense ratios in certain periods. The Directors also reviewed updated expense ratio information and, in some cases, discussed with the Adviser the reasons for the expense ratios of certain Funds. On the basis of this review, the Directors concluded that each Fund’s expense ratio was acceptable.

The Directors did not consider comparative expense information for the ACS Funds because those Funds do not bear ordinary expenses.

Economies of Scale

The Directors noted that the management fee schedules for certain Funds do not contain breakpoints and that they had discussed their strong preference for breakpoints in advisory contracts with the Adviser. The Directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the Funds, and by the Adviser concerning certain of its views on economies of scale. The Directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Board meeting. The Directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The Directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that

72 | AB FLEXFEE INTERNATIONAL BOND PORTFOLIO	abfunds.com

an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The Directors observed that in the mutual fund industry as a whole, as well as among funds similar to each Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The Directors also noted that the advisory agreements for many funds do not have breakpoints at all. The Directors informed the Adviser that they would monitor the asset levels of the Funds without breakpoints and their profitability to the Adviser and anticipated revisiting the question of breakpoints in the future if circumstances warrant doing so.

The Directors did not consider the extent to which fee levels in the Advisory Agreement for the ACS Funds reflect economies of scale because that Advisory Agreement does not provide for any compensation to be paid to the Adviser by the ACS Funds and the expense ratio of each of those Funds is zero.

Interim Advisory Agreements

In approving the Interim Advisory Agreements, the Boards, with the assistance of independent counsel, considered similar factors to those considered in approving the Proposed Agreements. The Interim Advisory Agreements approved by the Boards are identical to the Proposed Agreements, as well as the Current Agreements, in all material respects except for their proposed effective and termination dates and provisions intended to comply with the requirements of the relevant SEC rule, such as provisions requiring escrow of advisory fees. Under the Interim Advisory Agreements, the Adviser would continue to manage a Fund pursuant to an Interim Advisory Agreement until a new advisory agreement was approved by stockholders or until the end of the 150-day period, whichever would occur earlier. All fees earned by the Adviser under an Interim Advisory Agreement would be held in escrow pending shareholder approval of the Proposed Agreement. Upon approval of a new advisory agreement by stockholders, the escrowed management fees would be paid to the Adviser, and the Interim Advisory Agreement would terminate.

Information Regarding the Review and Approval of the Fund’s Current Advisory Agreement

The disinterested directors (the “directors”) of AB Bond Fund, Inc. (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of AB FlexFeeTM International Bond Portfolio (the “Fund”) at a meeting held on November 6-8, 2018 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards.

abfunds.com	AB FLEXFEE INTERNATIONAL BOND PORTFOLIO | 73

The directors also reviewed additional materials, including materials from an outside consultant, who acted as their independent fee consultant, and comparative analytical data prepared by the Senior Analyst for the Fund. The directors also discussed the proposed continuance in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the performance-based advisory fee (which consists of a base fee plus or minus a performance adjustment) and considered materials presented to them concerning the SEC’s published guidance on factors that should be considered in connection with fulcrum fee arrangements, including the following factors: (1) the fairness of the fulcrum fee; (2) selection of an appropriate index against which fund performance should be measured; (3) variations in periods used for computing average asset values and performance; (4) length of period over which performance is computed; (5) computation of performance over a rolling period; (6) performance for transitional periods; (7) computation of the performance of the fund and the index with respect to payment of dividends and capital gains distributions; and (8) avoidance of basing significant fee adjustments upon random or insignificant differences. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the performance-based advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment

74 | AB FLEXFEE INTERNATIONAL BOND PORTFOLIO	abfunds.com

research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. The directors noted that the Adviser from time to time reviews the Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. The Adviser did not request any reimbursements from the Fund in the Fund’s latest fiscal year. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for the period ended December 31, 2017 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant retained by the Fund’s former Senior Officer/Independent Compliance Officer. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency and distribution services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors noted that the Fund was not profitable to the Adviser in the period reviewed. The directors noted that, due to the performance fee component of the advisory fee, profitability would tend to be higher with better performance relative to the Fund’s benchmark index, which they considered to create an appropriate alignment of incentives.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their proposed relationships with the Fund, including, but not limited to, benefits relating to 12b-1 fees and sales charges to be received by the

abfunds.com	AB FLEXFEE INTERNATIONAL BOND PORTFOLIO | 75

Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the Fund’s shares; and transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Adviser’s profitability would be exacerbated without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an independent service provider (the “15(c) service provider”), showing the performance of the Advisor Class shares of the Fund against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing performance of the Advisor Class shares against a broad-based securities market index, in each case for the 1-year period ended July 31, 2018 and (in the case of comparisons with the broad-based securities market index) for the period from inception. Based on their review, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by the Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as the Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees payable by other funds. The directors considered the Fund’s contractual effective advisory fee rate against a peer group median.

The directors also considered the Adviser’s fee schedule for other clients pursuing a similar investment style to the Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Fund’s Senior Analyst and noted the differences between the Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule and the schedule of fees charged by the Adviser to any offshore funds and for services to any sub-advised funds pursuing a similar investment strategy as the Fund, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements. The directors also discussed these matters with their independent fee consultant.

76 | AB FLEXFEE INTERNATIONAL BOND PORTFOLIO	abfunds.com

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional, offshore fund and sub-advised fund clients. In this regard, the Adviser noted, among other things, that, compared to institutional and offshore or sub-advisory accounts, the Fund (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to the Fund, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

The directors noted that the Fund may invest in shares of exchange-traded funds (“ETFs”), subject to the restrictions and limitations of the Investment Company Act of 1940 as these may be varied as a result of exemptive orders issued by the SEC. The directors also noted that ETFs pay advisory fees pursuant to their advisory contracts. The directors concluded, based on the Adviser’s explanation of how it may use ETFs when they are the most cost-effective way to obtain desired exposures, in some cases pending purchases of underlying securities, that the advisory fee for the Fund would be for services in addition to, rather than duplicative of, the services provided under the advisory contracts of the ETFs.

In connection with their review of the Fund’s advisory fee, the directors also considered the total expense ratio of the Advisor Class shares of the Fund in comparison to a peer group and a peer universe selected by each 15(c) service provider. The Advisor Class expense ratio of the Fund was based on the Fund’s latest fiscal year and the directors considered the Adviser’s expense cap. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view the expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. Based on their review, the directors concluded that the Fund’s expense ratio was acceptable.

abfunds.com	AB FLEXFEE INTERNATIONAL BOND PORTFOLIO | 77

Economies of Scale

The directors noted that the advisory fee schedule for the Fund does not contain breakpoints and that they had previously discussed their strong preference for breakpoints in advisory contracts with the Adviser. The directors took into consideration presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also discussed economies of scale with their independent fee consultant. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. The directors informed the Adviser that they would monitor the Fund’s asset levels (which were well below the level at which they would anticipate adding an initial breakpoint) and its profitability (currently unprofitable) to the Adviser and anticipated revisiting the question of breakpoints in the future if circumstances warranted doing so.

78 | AB FLEXFEE INTERNATIONAL BOND PORTFOLIO	abfunds.com

This page is not part of the Shareholder Report or the Financial Statements.

AB FAMILY OF FUNDS

US EQUITY

US CORE

Core Opportunities Fund

FlexFee™ US Thematic Portfolio

Select US Equity Portfolio

US GROWTH

Concentrated Growth Fund

Discovery Growth Fund

FlexFee™ Large Cap Growth Portfolio

Growth Fund

Large Cap Growth Fund

Small Cap Growth Portfolio

US VALUE

Discovery Value Fund

Equity Income Fund

Relative Value Fund

Small Cap Value Portfolio

Value Fund

INTERNATIONAL/ GLOBAL EQUITY

INTERNATIONAL/ GLOBAL CORE

FlexFee™ International Strategic Core Portfolio

Global Core Equity Portfolio

International Portfolio

International Strategic Core Portfolio

Sustainable Global Thematic Fund

Tax-Managed International Portfolio

Tax-Managed Wealth Appreciation Strategy

Wealth Appreciation Strategy

INTERNATIONAL/ GLOBAL GROWTH

Concentrated International Growth Portfolio

FlexFee™ Emerging Markets Growth Portfolio

INTERNATIONAL/ GLOBAL EQUITY (continued)

Sustainable International Thematic Fund

INTERNATIONAL/ GLOBAL VALUE

All China Equity Portfolio

International Value Fund

FIXED INCOME

MUNICIPAL

High Income Municipal Portfolio

Intermediate California Municipal Portfolio

Intermediate Diversified Municipal Portfolio

Intermediate New York Municipal Portfolio

Municipal Bond Inflation Strategy

Tax-Aware Fixed Income Portfolio

National Portfolio

Arizona Portfolio

California Portfolio

Massachusetts Portfolio

Minnesota Portfolio

New Jersey Portfolio

New York Portfolio

Ohio Portfolio

Pennsylvania Portfolio

Virginia Portfolio

TAXABLE

Bond Inflation Strategy

FlexFee™ High Yield Portfolio

FlexFee™ International Bond Portfolio

Global Bond Fund

High Income Fund

Income Fund

Intermediate Duration Portfolio

Limited Duration High Income Portfolio

Short Duration Portfolio

Total Return Bond Portfolio1

ALTERNATIVES

All Market Real Return Portfolio

Global Real Estate Investment Fund

Select US Long/Short Portfolio

Unconstrained Bond Fund

MULTI-ASSET

All Market Income Portfolio

All Market Total Return Portfolio

Conservative Wealth Strategy

Emerging Markets Multi-Asset Portfolio

Global Risk Allocation Fund

Tax-Managed All Market Income Portfolio

TARGET-DATE

Multi-Manager Select Retirement Allocation Fund

Multi-Manager Select 2010 Fund

Multi-Manager Select 2015 Fund

Multi-Manager Select 2020 Fund

Multi-Manager Select 2025 Fund

Multi-Manager Select 2030 Fund

Multi-Manager Select 2035 Fund

Multi-Manager Select 2040 Fund

Multi-Manager Select 2045 Fund

Multi-Manager Select 2050 Fund

Multi-Manager Select 2055 Fund

Multi-Manager Select 2060 Fund

CLOSED-END FUNDS

AllianceBernstein Global High Income Fund

AllianceBernstein National Municipal Income Fund

We also offer Government Money Market Portfolio, which serves as the money market fund exchange vehicle for the AB mutual funds. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

1	Prior to July 12, 2019, Total Return Bond Portfolio was named Intermediate Bond Portfolio.

abfunds.com	AB FLEXFEE INTERNATIONAL BOND PORTFOLIO | 79

NOTES

80 | AB FLEXFEE INTERNATIONAL BOND PORTFOLIO	abfunds.com

NOTES

abfunds.com	AB FLEXFEE INTERNATIONAL BOND PORTFOLIO | 81

NOTES

82 | AB FLEXFEE INTERNATIONAL BOND PORTFOLIO	abfunds.com

NOTES

abfunds.com	AB FLEXFEE INTERNATIONAL BOND PORTFOLIO | 83

NOTES

84 | AB FLEXFEE INTERNATIONAL BOND PORTFOLIO	abfunds.com

AB FLEXFEE INTERNATIONAL BOND PORTFOLIO

1345 Avenue of the Americas

New York, NY 10105

800 221 5672

FFIB-0152-0619

ITEM 2.	CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Please see Schedule of Investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

ITEM	11. CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

The following exhibits are attached to this Form N-CSR:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

12 (b) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12 (b) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12 (c)	Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Bond Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	August 26, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	August 26, 2019

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	August 26, 2019